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                                     [LOGO]
                                 NATIONWIDE(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-7

                               Semi-Annual Report

                                       to

                                 Contract Owners

                                  June 30, 2003

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-2929-6/03

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                                     [LOGO]
                                 NATIONWIDE(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2003 semi-annual report of the Nationwide Variable Account-7.

Equity investments began showing new life during the first half of 2003 after a long and frustrating three year hiatus. All of the major U.S. stock indices registered double-digit gains during the most recent quarter and closed out the first six months of the year in solid positive territory. In addition, most of the major international markets also participated in this first-half equity rally. Fixed income investments held-up during the period, though not in as robust a fashion as earlier periods.

Recent economic statistics herald an encouraging outlook for the U.S. economy. Second quarter GDP growth came in at 2.4% and worker employment statistics show improvement. Interest rates continue at historic low levels and inflation remains at an almost nonexistent level. And, the fiscal stimulus of recent tax cuts has yet to be fully reflected in the economy. We believe this creates an environment for continued improvement in corporate earnings and the extension of a favorable investment climate for financial assets. Your Nationwide variable annuity or variable life contract well positions you to further participate in this improving investment outlook.

Thank you for choosing Nationwide; we sincerely appreciate the opportunity to help you meet your investment planning and retirement needs.


                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                 August 12, 2003

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-7. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-494-1132 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwannuities.com/fidelity for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 59. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 10 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 45, provide further disclosures about the variable account and its underlying contract provisions.

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                          NATIONWIDE VARIABLE ACCOUNT-7

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2003
                                   (UNAUDITED)

Assets:

   Investments at fair value:

      AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
         1,117,718 shares (cost $9,489,227) .......................................................   $10,059,465
      AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)\
         106,662 shares (cost $1,778,931) .........................................................     1,943,378
      AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev)
         6,472 shares (cost $63,338) ..............................................................        69,642
      AIM VIF - International Growth Fund - Series II Shares (AIMIntGr2)
         81,363 shares (cost $989,938) ............................................................     1,091,080
      AIM VIF - Mid Cap Core Equity Fund - Series I Shares (AIMMidCore)
         35,321 shares (cost $342,575) ............................................................       375,105
      AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq)
         9,492 shares (cost $156,676) .............................................................       169,998
      AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)
         77,461 shares (cost $1,266,310) ..........................................................     1,381,130
      Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
         267,644 shares (cost $4,602,451) .........................................................     5,047,763
      Alliance VPSF - AllianceBernstein International Value Portfolio - Class B (AlIntlValB)
         397,308 shares (cost $4,202,675) .........................................................     4,267,088
      Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AISmCapValB)
         611,476 shares (cost $6,402,696) .........................................................     7,080,892
      Alliance VPSF - AllianceBerntsein Premier Growth Portfolio - Class B (AlPremGrB)
         106,706 shares (cost $1,943,172) .........................................................     2,024,215
      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         22,825 shares (cost $222,466) ............................................................       246,280
      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         3,089 shares (cost $58,066) ..............................................................        64,369
      Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
         30,275 shares (cost $699,349) ............................................................       753,859
      Dreyfus Stock Index Fund, Inc. - Service Shares (DryStklxS)
         7,717 shares (cost $191,539) .............................................................       191,844
      Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
         52,268 shares (cost $806,254) ............................................................       861,896
      Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
         231,771 shares (cost $1,041,197) .........................................................     1,117,137
      Federated IS - Growth Strategies Fund II (FedGrStrat)
         15,052 shares (cost $203,651) ............................................................       226,539
      Federated IS - High Income Bond Fund II-Service Shares (FedHiIncS)
         1,132,768 shares (cost $8,014,968) .......................................................     8,371,157
      Federated IS - International Equity Fund II (FedIntEq)
         3,991 shares (cost $34,179) ..............................................................        37,713

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         158,944 shares (cost $1,852,918) .........................................................     1,885,076
      Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
         973,651 shares (cost $11,366,101) ........................................................    11,537,763
      Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
         2,275,722 shares (cost $52,584,633) ......................................................    44,808,963
      Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         1,619,045 shares (cost $37,267,847) ......................................................    31,798,044
      Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
         1,629,723 shares (cost $34,149,027) ......................................................    31,812,195
      Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr)
         1,991,613 shares (cost $95,182,268) ......................................................    52,797,658
      Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
         1,695,508 shares (cost $79,685,815) ......................................................    44,778,362
      Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
         1,166,159 shares (cost $33,865,271) ......................................................    30,623,334
      Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
         7,251,028 shares (cost $40,474,956) ......................................................    46,406,577
      Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
         3,498,666 shares (cost $28,578,606) ......................................................    22,321,490
      Fidelity(R) VIP - High Income Portfolio - Service Class 2 (FidVIPHI2)
         2,507,273 shares (cost $16,168,878) ......................................................    15,896,112
      Fidelity(R) VIP - Money Market Portfolio - Initial Class (FidVIPMMkt)
         69,482,236 shares (cost $69,482,236) .....................................................    69,482,236
      Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
         2,317,552 shares (cost $45,822,630) ......................................................    27,810,622
      Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         911,191 shares (cost $13,404,680) ........................................................    10,897,850
      Fidelity(R) VIP - Overseas Portfolio - Service Class 2 (FidVIPOvS2)
         1,761,579 shares (cost $20,871,841) ......................................................    21,033,254
      Fidelity(R) VIP - Value Portfolio - Service Class (FidVIPVal)
         59,980 shares (cost $507,361) ............................................................       561,410
      Fidelity(R) VIP - Value Portfolio - Service Class 2 (FidVIPVal2)
         148,464 shares (cost $1,354,516) .........................................................     1,385,170
      Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
         763,609 shares (cost $11,698,156) ........................................................    10,308,718
      Fidelity(R) VIP II - Asset Manager Portfolio - Service Class (FidVIPAMS)
         581,494 shares (cost $9,309,443) .........................................................     7,803,652
      Fidelity(R) VIP II - Asset Manager Portfolio - Service Class 2 (FidVIPAM2)
         376,645 shares (cost $5,380,228) .........................................................     5,028,207
      Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Initial Class (FidVIPAMGr)
         576,299 shares (cost $8,575,827) .........................................................     6,489,128
      Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service Class (FidVIPAMGrS)
         410,178 shares (cost $6,112,427) .........................................................     4,593,992
      Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service Class 2 (FidVIPAMGrS2)
         311,554 shares (cost $3,999,304) .........................................................     3,473,823
      Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FidVIPCon)
         3,134,837 shares (cost $78,039,868) ......................................................    61,850,333

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
         2,066,307 shares (cost $50,694,703) ......................................................    40,664,912
      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FidVIPCon2)
         1,419,266 shares (cost $28,519,375) ......................................................    27,789,225
      Fidelity(R) VIP II - Index 500 Portfolio - Initial Class (FidVIPI500)
         829,276 shares (cost $120,634,973) .......................................................    90,971,571
      Fidelity(R) VIP II - Investment Grade Bond Portfolio - Initial Class (FidVIPIGBd)
         7,668,358 shares (cost $98,876,711) ......................................................   104,136,299
      Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class (FidVIPAgGrS)
         26,321 shares (cost $192,142) ............................................................       179,772
      Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class 2 (FidVIPAgGr2)
         279,980 shares (cost $1,751,985) .........................................................     1,889,863
      Fidelity(R) VIP III - Balanced Portfolio - Initial Class (FidVIPBal)
         4,571,493 shares (cost $64,490,450) ......................................................    59,292,269
      Fidelity(R) VIP III - Balanced Portfolio - Service Class (FidVIPBalS)
         1,426,435 shares (cost $20,352,325) ......................................................    18,429,543
      Fidelity(R) VIP III - Balanced Portfolio - Service Class 2 (FidVIPBal2)
         769,566 shares (cost $10,357,534) ........................................................     9,904,314
      Fidelity(R) VIP III - Dynamic Capital Appreciation Fund - Service Class (FidVIPDyCapS)
         105,510 shares (cost $663,417) ...........................................................       669,986
      Fidelity(R) VIP III - Dynamic Capital Appreciation Fund - Service Class 2 (FidVIPDyCap2)
         518,112 shares (cost $3,139,026) .........................................................     3,274,468
      Fidelity(R) VIP III - Growth & Income Portfolio - Initial Class (FidVIPGrIn)
         2,572,470 shares (cost $39,341,489) ......................................................    30,998,268
      Fidelity(R) VIP III - Growth & Income Portfolio - Service Class (FidVIPGrInS)
         2,912,498 shares (cost $45,375,456) ......................................................    34,891,730
      Fidelity(R) VIP III - Growth & Income Portfolio - Service Class 2 (FidVIPGrIn2)
         1,550,622 shares (cost $20,407,732) ......................................................    18,467,905
      Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
         10,850,146 shares (cost $213,964,679) ....................................................   142,245,409
      Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         2,777,528 shares (cost $60,292,150) ......................................................    36,413,390
      Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class 2 (FidVIPGrOp2)
         556,492 shares (cost $9,172,023) .........................................................     7,267,789
      Fidelity(R) VIP III - Mid Cap Portfolio - Initial Class (FidVIPMCap)
         143,397 shares (cost $2,684,930) .........................................................     2,721,666
      Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FidVIPMCapS)
         913,191 shares (cost $17,442,424) ........................................................    17,295,830
      Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
         1,583,508 shares (cost $29,627,859) ......................................................    29,864,960
      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         16,395 shares (cost $140,138) ............................................................       157,394
      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)
         253,738 shares (cost $2,116,681) .........................................................     2,446,038
      Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I (FrVIPRisDiv)
         47,085 shares (cost $634,176) ............................................................       656,839
      Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FrVIPForSec)
         11,156 shares (cost $107,317) ............................................................       112,117
      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         12,872 shares (cost $144,177) ............................................................       158,450

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class II (GVITDMidCap2)
         232,597 shares (cost $2,625,363) .........................................................    2,858,615
      Gartmore GVIT Emerging Markets Fund - Class II (GVITEmMrkts2)
         106,806 shares (cost $653,753) ...........................................................      740,167
      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         2,955,376 shares (cost $36,549,855) ......................................................   36,646,657
      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         609,765 shares (cost $5,007,284) .........................................................    5,475,691
      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         2,444,661 shares (cost $24,171,776) ......................................................   24,691,077
      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         6,691,777 shares (cost $60,565,645) ......................................................   63,973,384
      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         2,547,983 shares (cost $22,014,604) ......................................................   23,517,883
      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         3,190,816 shares (cost $30,308,614) ......................................................   31,525,267
      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         20,430,568 shares (cost $20,430,568) .....................................................   20,430,568
      Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
         205,529 shares (cost $2,116,518) .........................................................    2,291,652
      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         12,182 shares (cost $103,559) ............................................................      107,083
      Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
         230,229 shares (cost $1,770,260) .........................................................    2,021,413
      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         11,748 shares (cost $190,440) ............................................................      208,528
      Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
         153,852 shares (cost $2,539,894) .........................................................    2,723,181
      Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRMgLgCap)
         6,534 shares (cost $71,270) ..............................................................       70,503
      MFS(R) VIT - Investors Growth Series - Service Class (MFSInvGrS)
         359,593 shares (cost $2,627,720) .........................................................    2,837,187
      MFS(R) VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
         714,974 shares (cost $3,365,940) .........................................................    3,775,064
      MFS(R) VIT - New Discovery Series - Service Class (MFSNewDiscS)
         266,715 shares (cost $2,873,440) .........................................................    3,117,900
      MFS(R) VIT - Value Series - Service Class (MFSValS)
         398,212 shares (cost $3,391,242) .........................................................    3,687,447
      Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
         297,432 shares (cost $8,197,947) .........................................................    8,815,885
      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         10,937 shares (cost $195,637) ............................................................      214,249
      Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
         544,262 shares (cost $10,353,969) ........................................................   10,613,111
      Oppenheimer High Income Fund/VA - Initial Class (OppHighInc)
         98,519 shares (cost $748,484) ............................................................      785,198
      Oppenheimer Main Street(R) Fund/VA - Service Class (OppMSFundS)
         529,265 shares (cost $8,398,178) .........................................................    8,806,966

      Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class (OppMSSmCap)
         22,797 shares (cost $217,689) ............................................................          246,435
      Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)
         2,033,729 shares (cost $9,393,856) .......................................................        9,761,897
      Putnam VT Discovery Growth Fund - IB Shares (PVTDiscGro)
         10,272 shares (cost $222,066) ............................................................          236,865
      Putnam VT Growth & Income Fund - IB Shares (PVTGroInc)
         1,674 shares (cost $33,857) ..............................................................           34,076
      Putnam VT International Equity Fund - IB Shares (PVTIntEq)
         19,575 shares (cost $195,887) ............................................................          207,691
      Putnam VT Small Cap Value - IB Shares (PVTSmCapVal)
         15,555 shares (cost $194,980) ............................................................          221,503
      STI Classic Variable Trust Capital Appreciation Fund (STICVTCapAp)
         2,158 shares (cost $30,000) ..............................................................           29,892
      STI Classic Variable Trust Mid-Cap Equity Fund (STICVTMidCap)
         1,718 shares (cost $15,000) ..............................................................           14,966
      STI Classic Variable Trust Value Income Stock Fund (STICVTValInc)
         1,818 shares (cost $20,000) ..............................................................           19,945
      Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
         862,470 shares (cost $7,994,640) .........................................................        8,762,697
      Van Kampen LIT - Emerging Growth Portfolio-Class II (VKEmGr2)
         189,045 shares (cost $3,833,726) .........................................................        4,079,598
      Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
         441 shares (cost $5,063) .................................................................            5,046
      Van Kampen UIF - U.S. Real Estate Portfolio - Class II (VKUSRealEst2)
         4,107 shares (cost $52,877) ..............................................................           52,981
      VISION Group of Funds - Large Cap Growth Fund II (VISLgCapGr2)
         100,619 shares (cost $855,052) ...........................................................          909,593
      VISION Group of Funds - Large Cap Value Fund II (VISLgCapVal2)
         109,643 shares (cost $860,529) ...........................................................          968,150
      VISION Group of Funds - Managed Allocation Fund - Moderate Growth II (VISModGr2)
         1,388,721 shares (cost $12,983,410) ......................................................       13,651,128
                                                                                                      --------------
            Total investments .....................................................................    1,590,801,665

   Accounts receivable ............................................................................               --
                                                                                                      --------------
            Total assets ..........................................................................    1,590,801,665

Accounts payable ..................................................................................           69,040
                                                                                                      --------------
Contract owners' equity (note 4) ..................................................................   $1,590,732,625
                                                                                                      ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                           Total       AIMBValue2   AIMCapAp2   AIMCapDev
                                                       -------------   ----------   ---------   ---------
Investment activity:
   Reinvested dividends ............................   $  24,152,415           --         --         --
   Mortality and expense risk charges (note 2) .....      (8,998,320)     (49,129)    (9,168)      (201)
                                                       -------------   ----------    -------     ------
      Net investment income (loss) .................      15,154,095      (49,129)    (9,168)      (201)
                                                       -------------   ----------    -------     ------

   Proceeds from mutual fund shares sold ...........     613,526,242      840,171     43,175      1,253
   Cost of mutual fund shares sold .................    (666,858,250)  (1,065,392)   (45,656)    (1,185)
                                                       -------------   ----------    -------     ------
      Realized gain (loss) on investments ..........     (53,332,008)    (225,221)    (2,481)        68
   Change in unrealized gain (loss)
      on investments ...............................     168,368,267    1,332,627    176,621      6,440
                                                       -------------   ----------    -------     ------
      Net gain (loss) on investments ...............     115,036,259    1,107,406    174,140      6,508
                                                       -------------   ----------    -------     ------
   Reinvested capital gains ........................       1,691,597           --         --         --
                                                       -------------   ----------    -------     ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 131,881,951    1,058,277    164,972      6,307
                                                       =============   ==========    =======     ======

                                                       AIMIntGr2   AIMMidCore   AIMPreEq   AIMPreEq2
                                                       ---------   ----------   --------   ---------
Investment activity:
   Reinvested dividends ............................         --          --          --          --
   Mortality and expense risk charges (note 2) .....     (5,715)     (1,138)       (580)     (7,123)
                                                       --------      ------      ------     -------
      Net investment income (loss) .................     (5,715)     (1,138)       (580)     (7,123)
                                                       --------      ------      ------     -------

   Proceeds from mutual fund shares sold ...........    914,736         941         342      41,199
   Cost of mutual fund shares sold .................   (954,083)       (939)       (322)    (44,808)
                                                       --------      ------      ------     -------
      Realized gain (loss) on investments ..........    (39,347)          2          20      (3,609)
   Change in unrealized gain (loss)
      on investments ...............................    110,583      29,458      12,718     118,141
                                                       --------      ------      ------     -------
      Net gain (loss) on investments ...............     71,236      29,460      12,738     114,532
                                                       --------      ------      ------     -------
   Reinvested capital gains ........................         --          --          --          --
                                                       --------      ------      ------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     65,521      28,322      12,158     107,409
                                                       ========      ======      ======     =======

                                                        AlGrIncB    AlIntlValB   AISmCapValB   AlPremGrB
                                                       ---------   -----------   -----------   ---------
Investment activity:
   Reinvested dividends ............................   $  40,257        13,735       37,436          --
   Mortality and expense risk charges (note 2) .....     (20,809)      (19,643)     (35,687)     (8,532)
                                                       ---------   -----------   ----------    --------
      Net investment income (loss) .................      19,448        (5,908)       1,749      (8,532)
                                                       ---------   -----------   ----------    --------

   Proceeds from mutual fund shares sold ...........     480,020    11,368,203    1,462,979     973,258
   Cost of mutual fund shares sold .................    (548,424)  (10,827,689)  (1,672,616)   (964,624)
                                                       ---------   -----------   ----------    --------
      Realized gain (loss) on investments ..........     (68,404)      540,514     (209,637)      8,634
   Change in unrealized gain (loss)
      on investments ...............................     577,754        46,480      868,952     134,249
                                                       ---------   -----------   ----------    --------
      Net gain (loss) on investments ...............     509,350       586,994      659,315     142,883
                                                       ---------   -----------   ----------    --------
   Reinvested capital gains ........................          --            --           --          --
                                                       ---------   -----------   ----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 528,798       581,086      661,064     134,351
                                                       =========   ===========   ==========    ========

                                                       DrySmCapIxS   DrySRGro   DryStkIx   DryStklxS
                                                       -----------   --------   --------   ---------
Investment activity:
   Reinvested dividends ............................          3           3       4,057         562
   Mortality and expense risk charges (note 2) .....       (791)       (284)     (2,432)       (149)
                                                         ------       -----     -------     -------
      Net investment income (loss) .................       (788)       (281)      1,625         413
                                                         ------       -----     -------     -------

   Proceeds from mutual fund shares sold ...........      2,405         871      25,477      17,499
   Cost of mutual fund shares sold .................     (2,256)       (799)    (26,154)    (17,912)
                                                         ------       -----     -------     -------
      Realized gain (loss) on investments ..........        149          72        (677)       (413)
   Change in unrealized gain (loss)
      on investments ...............................     22,633       5,160      62,890         305
                                                         ------       -----     -------     -------
      Net gain (loss) on investments ...............     22,782       5,232      62,213        (108)
                                                         ------       -----     -------     -------
   Reinvested capital gains ........................         --          --          --          --
                                                         ------       -----     -------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     21,994       4,951      63,838         305
                                                         ======       =====     =======     =======

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                       FedAmLeadS   FedCapApS   FedGrStrat   FedHiIncS
                                                       ----------   ---------   ----------   ---------
Investment activity:
   Reinvested dividends ............................    $  5,408       2,450          --      379,563
   Mortality and expense risk charges (note 2) .....      (2,601)     (3,949)       (874)     (33,715)
                                                        --------    --------      ------     --------
      Net investment income (loss) .................       2,807      (1,499)       (874)     345,848
                                                        --------    --------      ------     --------

   Proceeds from mutual fund shares sold ...........      16,404     182,239       7,837      296,461
   Cost of mutual fund shares sold .................     (16,807)   (179,712)     (8,635)    (287,893)
                                                        --------    --------      ------     --------
      Realized gain (loss) on investments ..........        (403)      2,527        (798)       8,568
   Change in unrealized gain (loss)
      on investments ...............................      53,951      76,251      29,529      281,509
                                                        --------    --------      ------     --------
      Net gain (loss) on investments ...............      53,548      78,778      28,731      290,077
                                                        --------    --------      ------     --------
   Reinvested capital gains ........................          --          --          --           --
                                                        --------    --------      ------     --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $ 56,355      77,279      27,857      635,925
                                                        ========    ========      ======     ========

                                                       FedIntEq   FedQualBd   FedQualBdS    FidVIPEI
                                                       --------   ---------   ----------   ----------
Investment activity:
   Reinvested dividends ............................        --      45,918       240,563      848,979
   Mortality and expense risk charges (note 2) .....      (149)     (7,389)      (48,389)    (299,040)
                                                       -------    --------    ----------   ----------
      Net investment income (loss) .................      (149)     38,529       192,174      549,939
                                                       -------    --------    ----------   ----------

   Proceeds from mutual fund shares sold ...........    10,181     228,011     1,559,329    5,719,723
   Cost of mutual fund shares sold .................   (10,985)   (223,367)   (1,512,066)  (8,079,774)
                                                       -------    --------    ----------   ----------
      Realized gain (loss) on investments ..........      (804)      4,644        47,263   (2,360,051)
   Change in unrealized gain (loss)
      on investments ...............................     3,419      10,659        51,118    5,794,938
                                                       -------    --------    ----------   ----------
      Net gain (loss) on investments ...............     2,615      15,303        98,381    3,434,887
                                                       -------    --------    ----------   ----------
   Reinvested capital gains ........................        --          --            --           --
                                                       -------    --------    ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     2,466      53,832       290,555    3,984,826
                                                       =======    ========    ==========   ==========

                                                        FidVIPEIS    FidVIPEI2     FidVIPGr      FidVIPGrS
                                                       -----------   ----------   -----------   ----------
Investment activity:
   Reinvested dividends ............................   $   542,656      450,165       150,511       90,634
   Mortality and expense risk charges (note 2) .....      (145,800)    (170,717)     (351,571)    (209,785)
                                                       -----------   ----------   -----------   ----------
      Net investment income (loss) .................       396,856      279,448      (201,060)    (119,151)
                                                       -----------   ----------   -----------   ----------

   Proceeds from mutual fund shares sold ...........     2,088,489    3,322,810     6,593,495    4,501,228
   Cost of mutual fund shares sold .................    (3,107,212)  (4,415,912)  (15,058,498)  (8,657,980)
                                                       -----------   ----------   -----------   ----------
      Realized gain (loss) on investments ..........    (1,018,723)  (1,093,102)   (8,465,003)  (4,156,752)
   Change in unrealized gain (loss)
      on investments ...............................     3,487,927    3,631,264    14,667,494    9,359,373
                                                       -----------   ----------   -----------   ----------
      Net gain (loss) on investments ...............     2,469,204    2,538,162     6,202,491    5,202,621
                                                       -----------   ----------   -----------   ----------
   Reinvested capital gains ........................            --           --            --           --
                                                       -----------   ----------   -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 2,866,060    2,817,610     6,001,431    5,083,470
                                                       ===========   ==========   ===========   ==========

                                                        FidVIPGr2     FidVIPHI    FidVIPHIS    FidVIPHI2
                                                       -----------   ----------   ----------   ---------
Investment activity:
   Reinvested dividends ............................        34,404    3,110,988    1,533,440     799,762
   Mortality and expense risk charges (note 2) .....      (168,331)    (305,743)    (101,865)    (79,729)
                                                       -----------   ----------   ----------   ---------
      Net investment income (loss) .................      (133,927)   2,805,245    1,431,575     720,033
                                                       -----------   ----------   ----------   ---------

   Proceeds from mutual fund shares sold ...........     6,844,433    8,590,557    1,810,722     537,340
   Cost of mutual fund shares sold .................   (12,388,466)  (9,053,085)  (3,386,619)   (793,108)
                                                       -----------   ----------   ----------   ---------
      Realized gain (loss) on investments ..........    (5,544,033)    (462,528)  (1,575,897)   (255,768)
   Change in unrealized gain (loss)
      on investments ...............................     8,958,337    4,378,192    3,312,831   1,439,846
                                                       -----------   ----------   ----------   ---------
      Net gain (loss) on investments ...............     3,414,304    3,915,664    1,736,934   1,184,078
                                                       -----------   ----------   ----------   ---------
   Reinvested capital gains ........................            --           --           --          --
                                                       -----------   ----------   ----------   ---------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     3,280,377    6,720,909    3,168,509   1,904,111
                                                       ===========   ==========   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                        FidVIPMMkt     FidVIPOv    FidVIPOvS     FidVIPOvS2
                                                       ------------   ----------   ----------   ------------
Investment activity:
   Reinvested dividends ............................   $    424,770      255,030       86,529         36,425
   Mortality and expense risk charges (note 2) .....       (501,301)    (185,172)     (50,592)      (102,788)
                                                       ------------   ----------   ----------   ------------
      Net investment income (loss) .................        (76,531)      69,858       35,937        (66,363)
                                                       ------------   ----------   ----------   ------------

   Proceeds from mutual fund shares sold ...........     45,438,632    3,870,066      896,435    137,767,223
   Cost of mutual fund shares sold .................    (45,438,632)  (9,281,420)  (1,735,419)  (135,738,219)
                                                       ------------   ----------   ----------   ------------
      Realized gain (loss) on investments ..........             --   (5,411,354)    (838,984)     2,029,004
   Change in unrealized gain (loss)
      on investments ...............................             --    7,715,381    1,747,287        279,238
                                                       ------------   ----------   ----------   ------------
      Net gain (loss) on investments ...............             --    2,304,027      908,303      2,308,242
                                                       ------------   ----------   ----------   ------------
   Reinvested capital gains ........................             --           --           --             --
                                                       ------------   ----------   ----------   ------------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $    (76,531)   2,373,885      944,240      2,241,879
                                                       ============   ==========   ==========   ============

                                                       FidVIPVal   FidVIPVal2    FidVIPAM    FidVIPAMS
                                                       ---------   ----------   ----------   ---------
Investment activity:
   Reinvested dividends ............................         --           --       373,895    271,808
   Mortality and expense risk charges (note 2) .....     (2,603)      (8,513)      (69,434)   (37,413)
                                                       --------     --------    ----------   --------
      Net investment income (loss) .................     (2,603)      (8,513)      304,461    234,395
                                                       --------     --------    ----------   --------

   Proceeds from mutual fund shares sold ...........     93,860      272,018     1,394,578    541,152
   Cost of mutual fund shares sold .................   (111,426)    (317,944)   (1,901,940)  (735,169)
                                                       --------     --------    ----------   --------
      Realized gain (loss) on investments ..........    (17,566)     (45,926)     (507,362)  (194,017)
   Change in unrealized gain (loss)
      on investments ...............................     94,046      232,318     1,091,359    659,919
                                                       --------     --------    ----------   --------
      Net gain (loss) on investments ...............     76,480      186,392       583,997    465,902
                                                       --------     --------    ----------   --------
   Reinvested capital gains ........................         --           --            --         --
                                                       --------     --------    ----------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     73,877      177,879       888,458    700,297
                                                       ========     ========    ==========   ========

                                                       FidVIPAM2   FidVIPAMGr   FidVIPAMGrS   FidVIPAMGrS2
                                                       ---------   ----------   -----------   ------------
Investment activity:
   Reinvested dividends ............................   $ 170,015     188,466      129,321         89,521
   Mortality and expense risk charges (note 2) .....     (30,797)    (42,759)     (21,269)       (21,181)
                                                       ---------    --------     --------       --------
      Net investment income (loss) .................     139,218     145,707      108,052         68,340
                                                       ---------    --------     --------       --------

   Proceeds from mutual fund shares sold ...........     311,675     621,849      273,068        228,991
   Cost of mutual fund shares sold .................    (400,010)   (973,766)    (455,796)      (345,638)
                                                       ---------    --------     --------       --------
      Realized gain (loss) on investments ..........     (88,335)   (351,917)    (182,728)      (116,647)
   Change in unrealized gain (loss)
      on investments ...............................     381,745     891,821      571,666        411,322
                                                       ---------    --------     --------       --------
      Net gain (loss) on investments ...............     293,410     539,904      388,938        294,675
                                                       ---------    --------     --------       --------
   Reinvested capital gains ........................          --          --           --             --
                                                       ---------    --------     --------       --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 432,628     685,611      496,990        363,015
                                                       =========    ========     ========       ========

                                                        FidVIPCon   FidVIPConS   FidVIPCon2    FidVIPI500
                                                       ----------   ----------   ----------   -----------
Investment activity:
   Reinvested dividends ............................      301,475      149,273       70,277     1,373,434
   Mortality and expense risk charges (note 2) .....     (412,623)    (188,626)    (145,116)     (521,805)
                                                       ----------   ----------   ----------   -----------
      Net investment income (loss) .................     (111,148)     (39,353)     (74,839)      851,629
                                                       ----------   ----------   ----------   -----------

   Proceeds from mutual fund shares sold ...........    6,474,091    3,134,170    3,364,346     9,488,685
   Cost of mutual fund shares sold .................   (8,081,531)  (4,567,926)  (4,615,519)  (14,222,115)
                                                       ----------   ----------   ----------   -----------
      Realized gain (loss) on investments ..........   (1,607,440)  (1,433,756)  (1,251,173)   (4,733,430)
   Change in unrealized gain (loss)
      on investments ...............................    6,653,182    4,769,894    3,467,466    12,893,922
                                                       ----------   ----------   ----------   -----------
      Net gain (loss) on investments ...............    5,045,742    3,336,138    2,216,293     8,160,492
                                                       ----------   ----------   ----------   -----------
   Reinvested capital gains ........................           --           --           --            --
                                                       ----------   ----------   ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    4,934,594    3,296,785    2,141,454     9,012,121
                                                       ==========   ==========   ==========   ===========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                        FidVIPIGBd    FidVIPAgGrS   FidVIPAgGr2    FidVIPBal
                                                       ------------   -----------   -----------   ----------
Investment activity:
   Reinvested dividends ............................   $  4,325,061          --            --      1,778,175
   Mortality and expense risk charges (note 2) .....       (675,368)       (810)       (9,900)      (413,927)
                                                       ------------     -------      --------     ----------
      Net investment income (loss) .................      3,649,693        (810)       (9,900)     1,364,248
                                                       ------------     -------      --------     ----------

   Proceeds from mutual fund shares sold ...........     22,832,509      18,494       186,039      8,110,088
   Cost of mutual fund shares sold .................    (20,973,291)    (22,416)     (206,895)    (8,200,946)
                                                       ------------     -------      --------     ----------
      Realized gain (loss) on investments ..........      1,859,218      (3,922)      (20,856)       (90,858)
   Change in unrealized gain (loss)
      on investments ...............................     (2,766,945)     24,488       211,402      3,936,588
                                                       ------------     -------      --------     ----------
      Net gain (loss) on investments ...............       (907,727)     20,566       190,546      3,845,730
                                                       ------------     -------      --------     ----------
   Reinvested capital gains ........................      1,521,781          --            --             --
                                                       ------------     -------      --------     ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $  4,263,747      19,756       180,646      5,209,978
                                                       ============     =======      ========     ==========

                                                       FidVIPBalS   FidVIPBal2   FidVIPDyCapS   FidVIPDyCap2
                                                       ----------   ----------   ------------   ------------
Investment activity:
   Reinvested dividends ............................      503,326     253,019            --              --
   Mortality and expense risk charges (note 2) .....      (87,067)    (61,349)       (3,017)        (19,088)
                                                       ----------    --------      --------      ----------
      Net investment income (loss) .................      416,259     191,670        (3,017)        (19,088)
                                                       ----------    --------      --------      ----------

   Proceeds from mutual fund shares sold ...........    1,163,767     537,134        92,732         865,089
   Cost of mutual fund shares sold .................   (1,532,396)   (648,501)     (102,768)     (1,008,898)
                                                       ----------    --------      --------      ----------
      Realized gain (loss) on investments ..........     (368,629)   (111,367)      (10,036)       (143,809)
   Change in unrealized gain (loss)
      on investments ...............................    1,551,657     767,627        84,371         496,631
                                                       ----------    --------      --------      ----------
      Net gain (loss) on investments ...............    1,183,028     656,260        74,335         352,822
                                                       ----------    --------      --------      ----------
   Reinvested capital gains ........................           --          --            --              --
                                                       ----------    --------      --------      ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    1,599,287     847,930        71,318         333,734
                                                       ==========    ========      ========      ==========

                                                        FidVIPGrIn   FidVIPGrInS   FidVIPGrIn2    FidVIPGrOp
                                                       -----------   -----------   -----------   -----------
Investment activity:
   Reinvested dividends ............................   $   385,825      395,620       162,511      1,194,913
   Mortality and expense risk charges (note 2) .....      (207,043)    (164,891)      (98,449)      (964,755)
                                                       -----------   ----------    ----------    -----------
      Net investment income (loss) .................       178,782      230,729        64,062        230,158
                                                       -----------   ----------    ----------    -----------

   Proceeds from mutual fund shares sold ...........     3,293,301    2,843,391     2,040,524     18,024,081
   Cost of mutual fund shares sold .................    (4,236,537)  (4,287,081)   (2,970,649)   (26,278,264)
                                                       -----------   ----------    ----------    -----------
      Realized gain (loss) on investments ..........      (943,236)  (1,443,690)     (930,125)    (8,254,183)
   Change in unrealized gain (loss)
      on investments ...............................     3,991,427    4,934,239     2,610,393     23,851,885
                                                       -----------   ----------    ----------    -----------
      Net gain (loss) on investments ...............     3,048,191    3,490,549     1,680,268     15,597,702
                                                       -----------   ----------    ----------    -----------
   Reinvested capital gains ........................            --           --            --             --
                                                       -----------   ----------    ----------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 3,226,973    3,721,278     1,744,330     15,827,860
                                                       ===========   ==========    ==========    ===========

                                                       FidVIPGrOpS   FidVIPGrOp2   FidVIPMCap   FidVIPMCapS
                                                       -----------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends ............................      234,707        36,571       12,017        57,393
   Mortality and expense risk charges (note 2) .....     (170,622)      (42,511)     (16,574)      (81,930)
                                                       ----------    ----------     --------    ----------
      Net investment income (loss) .................       64,085        (5,940)      (4,557)      (24,537)
                                                       ----------    ----------     --------    ----------

   Proceeds from mutual fund shares sold ...........    2,897,708       853,838      463,367     1,831,587
   Cost of mutual fund shares sold .................   (5,472,596)   (1,511,497)    (511,732)   (2,154,474)
                                                       ----------    ----------     --------    ----------
      Realized gain (loss) on investments ..........   (2,574,888)     (657,659)     (48,365)     (322,887)
   Change in unrealized gain (loss)
      on investments ...............................    6,522,135     1,428,262      256,940     1,626,561
                                                       ----------    ----------     --------    ----------
      Net gain (loss) on investments ...............    3,947,247       770,603      208,575     1,303,674
                                                       ----------    ----------     --------    ----------
   Reinvested capital gains ........................           --            --           --            --
                                                       ----------    ----------     --------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    4,011,332       764,663      204,018     1,279,137
                                                       ==========    ==========     ========    ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                       FidVIPMCap2   FidVIPVaIS   FidVIPVaIS2   FrVIPRisDiv
                                                       -----------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends ............................   $    72,661         --            --        6,280
   Mortality and expense risk charges (note 2) .....      (165,416)      (422)       (9,229)      (2,349)
                                                       -----------     ------      --------       ------
      Net investment income (loss) .................       (92,755)      (422)       (9,229)       3,931
                                                       -----------     ------      --------       ------

   Proceeds from mutual fund shares sold ...........       896,867        953       237,336        6,696
   Cost of mutual fund shares sold .................    (1,064,436)    (1,059)     (234,549)      (6,726)
                                                       -----------     ------      --------       ------
      Realized gain (loss) on investments ..........      (167,569)      (106)        2,787          (30)
   Change in unrealized gain (loss)
      on investments ...............................     2,453,633     16,905       357,329       21,833
                                                       -----------     ------      --------       ------
      Net gain (loss) on investments ...............     2,286,064     16,799       360,116       21,803
                                                       -----------     ------      --------       ------
   Reinvested capital gains ........................            --         --            --       19,108
                                                       -----------     ------      --------       ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 2,193,309     16,377       350,887       44,842
                                                       ===========     ======      ========       ======

                                                       FrVIPForSec   GVITDMidCapI   GVITDMidCap2   GVITEmMrkts2
                                                       -----------   ------------   ------------   ------------
Investment activity:
   Reinvested dividends ............................      2,144            258           3,039          1,625
   Mortality and expense risk charges (note 2) .....       (340)          (646)        (12,144)        (3,583)
                                                          -----         ------        --------       --------
      Net investment income (loss) .................      1,804           (388)         (9,105)        (1,958)
                                                          -----         ------        --------       --------

   Proceeds from mutual fund shares sold ...........        167          3,116         679,108        186,895
   Cost of mutual fund shares sold .................       (199)        (3,111)       (632,635)      (185,406)
                                                          -----         ------        --------       --------
      Realized gain (loss) on investments ..........        (32)             5          46,473          1,489
   Change in unrealized gain (loss)
      on investments ...............................      5,303         14,458         240,684         90,436
                                                          -----         ------        --------       --------
      Net gain (loss) on investments ...............      5,271         14,463         287,157         91,925
                                                          -----         ------        --------       --------
   Reinvested capital gains ........................         --             --              --             --
                                                          -----         ------        --------       --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      7,075         14,075         278,052         89,967
                                                          =====         ======        ========       ========

                                                        GVITGvtBd    GVITIDAgg    GVITIDCon   GVITIDMod
                                                       -----------   ---------   ----------   ---------
Investment activity:
   Reinvested dividends ............................   $   659,754     26,980       221,412     431,674
   Mortality and expense risk charges (note 2) .....      (182,770)   (24,909)      (96,841)   (269,217)
                                                       -----------    -------    ----------   ---------
      Net investment income (loss) .................       476,984      2,071       124,571     162,457
                                                       -----------    -------    ----------   ---------

   Proceeds from mutual fund shares sold ...........    10,076,707     71,558     1,199,534     123,146
   Cost of mutual fund shares sold .................    (9,928,296)   (74,380)   (1,212,810)   (129,102)
                                                       -----------    -------    ----------   ---------
      Realized gain (loss) on investments ..........       148,411     (2,822)      (13,276)     (5,956)
   Change in unrealized gain (loss)
      on investments ...............................        88,838    499,694       496,911   3,830,406
                                                       -----------    -------    ----------   ---------
      Net gain (loss) on investments ...............       237,249    496,872       483,635   3,824,450
                                                       -----------    -------    ----------   ---------
   Reinvested capital gains ........................        40,363         --            --          --
                                                       -----------    -------    ----------   ---------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   754,596    498,943       608,206   3,986,907
                                                       ===========    =======    ==========   =========

                                                       GVITIDModAgg   GVITIDModCon     GVITMyMkt     GVITSmCapGr2
                                                       ------------   ------------   -------------   ------------
Investment activity:
   Reinvested dividends ............................      129,735         269,860          92,393             --
   Mortality and expense risk charges (note 2) .....      (95,707)       (138,759)       (158,341)       (10,437)
                                                        ---------      ----------    ------------     ----------
      Net investment income (loss) .................       34,028         131,101         (65,948)       (10,437)
                                                        ---------      ----------    ------------     ----------

   Proceeds from mutual fund shares sold ...........      359,317       1,152,400     211,678,076      1,494,269
   Cost of mutual fund shares sold .................     (439,720)     (1,198,269)   (211,678,076)    (1,480,733)
                                                        ---------      ----------    ------------     ----------
      Realized gain (loss) on investments ..........      (80,403)        (45,869)             --         13,536
   Change in unrealized gain (loss)
      on investments ...............................    1,735,116       1,305,485              --        286,365
                                                        ---------      ----------    ------------     ----------
      Net gain (loss) on investments ...............    1,654,713       1,259,616              --        299,901
                                                        ---------      ----------    ------------     ----------
   Reinvested capital gains ........................           --              --              --             --
                                                        ---------      ----------    ------------     ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    1,688,741       1,390,717         (65,948)       289,464
                                                        =========      ==========    ============     ==========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                       GVITSmCapVal   GVITSmCapVal2   GVITSmComp   GVITSmComp2
                                                       ------------   -------------   ----------   -----------
Investment activity:
   Reinvested dividends ............................     $    --              --            --            --
   Mortality and expense risk charges (note 2) .....        (117)         (7,717)         (474)      (10,239)
                                                         -------        --------        ------      --------
      Net investment income (loss) .................        (117)         (7,717)         (474)      (10,239)
                                                         -------        --------        ------      --------

   Proceeds from mutual fund shares sold ...........         284         245,705         1,999       119,095
   Cost of mutual fund shares sold .................        (308)       (254,585)       (1,980)     (148,113)
                                                         -------        --------        ------      --------
      Realized gain (loss) on investments ..........         (24)         (8,880)           19       (29,018)
   Change in unrealized gain (loss)
      on investments ...............................       3,507         272,141        18,455       316,998
                                                         -------        --------        ------      --------
      Net gain (loss) on investments ...............       3,483         263,261        18,474       287,980
                                                         -------        --------        ------      --------
   Reinvested capital gains ........................          --              --            --            --
                                                         -------        --------        ------      --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     $ 3,366         255,544        18,000       277,741
                                                         =======        ========        ======      ========

                                                       JanRMgLgCap   MFSInvGrS   MFSMidCapGrS   MFSNewDiscS
                                                       -----------   ---------   ------------   -----------
Investment activity:
   Reinvested dividends ............................          --           --            --            --
   Mortality and expense risk charges (note 2) .....         (42)     (12,545)      (17,474)      (13,889)
                                                         -------      -------      --------       -------
      Net investment income (loss) .................         (42)     (12,545)      (17,474)      (13,889)
                                                         -------      -------      --------       -------

   Proceeds from mutual fund shares sold ...........      14,121        1,310       572,928        32,890
   Cost of mutual fund shares sold .................     (14,160)      (1,446)     (577,942)      (46,749)
                                                         -------      -------      --------       -------
      Realized gain (loss) on investments ..........         (39)        (136)       (5,014)      (13,859)
   Change in unrealized gain (loss)
      on investments ...............................        (766)     278,999       493,992       342,881
                                                         -------      -------      --------       -------
      Net gain (loss) on investments ...............        (805)     278,863       488,978       329,022
                                                         -------      -------      --------       -------
   Reinvested capital gains ........................          --           --            --            --
                                                         -------      -------      --------       -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......        (847)     266,318       471,504       315,133
                                                         =======      =======      ========       =======

                                                         MFSValS      OppCapApS    OppGlSec    OppGlSecS
                                                       -----------   -----------   --------   -----------
Investment activity:
   Reinvested dividends ............................   $     5,053       19,994        581         57,212
   Mortality and expense risk charges (note 2) .....       (17,326)     (38,566)      (512)       (48,451)
                                                       -----------   ----------     ------    -----------
      Net investment income (loss) .................       (12,273)     (18,572)        69          8,761
                                                       -----------   ----------     ------    -----------

   Proceeds from mutual fund shares sold ...........     5,530,882    1,027,450      1,269     37,052,842
   Cost of mutual fund shares sold .................    (5,591,034)  (1,050,082)    (1,359)   (36,300,698)
                                                       -----------   ----------     ------    -----------
      Realized gain (loss) on investments ..........       (60,152)     (22,632)       (90)       752,144
   Change in unrealized gain (loss)
      on investments ...............................       327,713      784,433     19,571        360,446
                                                       -----------   ----------     ------    -----------
      Net gain (loss) on investments ...............       267,561      761,801     19,481      1,112,590
                                                       -----------   ----------     ------    -----------
   Reinvested capital gains ........................            --           --         --             --
                                                       -----------   ----------     ------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   255,288      743,229     19,550      1,121,351
                                                       ===========   ==========     ======    ===========

                                                       OppHighInc   OppMSFundS   OppMSSmCap   OppStratBdS
                                                       ----------   ----------   ----------   -----------
Investment activity:
   Reinvested dividends ............................     26,359        50,420          --       366,540
   Mortality and expense risk charges (note 2) .....     (2,405)      (37,940)       (731)      (41,355)
                                                        -------      --------     -------      --------
      Net investment income (loss) .................     23,954        12,480        (731)      325,185
                                                        -------      --------     -------      --------

   Proceeds from mutual fund shares sold ...........     84,765       115,781      12,285       559,630
   Cost of mutual fund shares sold .................    (79,394)     (148,460)    (13,446)     (530,350)
                                                        -------      --------     -------      --------
      Realized gain (loss) on investments ..........      5,371       (32,679)     (1,161)       29,280
   Change in unrealized gain (loss)
      on investments ...............................     29,301       678,110      31,074       216,975
                                                        -------      --------     -------      --------
      Net gain (loss) on investments ...............     34,672       645,431      29,913       246,255
                                                        -------      --------     -------      --------
   Reinvested capital gains ........................         --            --          --            --
                                                        -------      --------     -------      --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     58,626       657,911      29,182       571,440
                                                        =======      ========     =======      ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                       PVTDiscGro   PVTGroInc   PVTIntEq   PVTSmCapVal
                                                       ----------   ---------   --------   -----------
Investment activity:
   Reinvested dividends ............................    $   607           --      1,330         626
   Mortality and expense risk charges (note 2) .....       (924)         (49)      (786)       (858)
                                                        -------      -------     ------      ------
      Net investment income (loss) .................       (317)         (49)       544        (232)
                                                        -------      -------     ------      ------

   Proceeds from mutual fund shares sold ...........        925       14,373      5,265       3,210
   Cost of mutual fund shares sold .................       (970)     (13,839)    (5,073)     (3,477)
                                                        -------      -------     ------      ------
      Realized gain (loss) on investments ..........        (45)         534        192        (267)
   Change in unrealized gain (loss)
      on investments ...............................     19,284          218     11,833      33,474
                                                        -------      -------     ------      ------
      Net gain (loss) on investments ...............     19,239          752     12,025      33,207
                                                        -------      -------     ------      ------
   Reinvested capital gains ........................         --           --         --          --
                                                        -------      -------     ------      ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $18,922          703     12,569      32,975
                                                        =======      =======     ======      ======

                                                       STICVTCapAp   STICVTMidCap   STICVTValInc    VKCom2
                                                       -----------   ------------   ------------   --------
Investment activity:
   Reinvested dividends ............................        --            --             --          51,237
   Mortality and expense risk charges (note 2) .....        (7)           (4)            (5)        (39,779)
                                                          ----           ---            ---        --------
      Net investment income (loss) .................        (7)           (4)            (5)         11,458
                                                          ----           ---            ---        --------

   Proceeds from mutual fund shares sold ...........        --            --             --         577,210
   Cost of mutual fund shares sold .................        --            --             --        (653,312)
                                                          ----           ---            ---        --------
      Realized gain (loss) on investments ..........        --            --             --         (76,102)
   Change in unrealized gain (loss)
      on investments ...............................      (108)          (34)           (55)        930,758
                                                          ----           ---            ---        --------
      Net gain (loss) on investments ...............      (108)          (34)           (55)        854,656
                                                          ----           ---            ---        --------
   Reinvested capital gains ........................        --            --             --              --
                                                          ----           ---            ---        --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      (115)          (38)           (60)        866,114
                                                          ====           ===            ===        ========

                                                        VKEmGr2   VKCorPlus2   VKUSRealEst2   VISLgCapGr2   VISLgCapVal2   VISModGr2
                                                       --------   ----------   ------------   -----------   ------------   ---------
Investment activity:
   Reinvested dividends ............................   $     --       --              --          1,169          3,946       58,655
   Mortality and expense risk charges (note 2) .....    (19,112)      (4)           (111)        (3,820)        (4,680)     (56,967)
                                                       --------      ---         -------        -------       --------     --------
      Net investment income (loss) .................    (19,112)      (4)           (111)        (2,651)          (734)       1,688
                                                       --------      ---         -------        -------       --------     --------

   Proceeds from mutual fund shares sold ...........    185,641        4          46,179         20,956        109,412      317,410
   Cost of mutual fund shares sold .................   (240,284)      (4)        (45,281)       (21,852)      (113,154)    (337,002)
                                                       --------      ---         -------        -------       --------     --------
      Realized gain (loss) on investments ..........    (54,643)      --             898           (896)        (3,742)     (19,592)
   Change in unrealized gain (loss)
      on investments ...............................    434,571      (17)            104         61,201        126,046      703,890
                                                       --------      ---         -------        -------       --------     --------
      Net gain (loss) on investments ...............    379,928      (17)          1,002         60,305        122,304      684,298
                                                       --------      ---         -------        -------       --------     --------
   Reinvested capital gains ........................         --       --              --             --             --      110,345
                                                       --------      ---         -------        -------       --------     --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $360,816      (21)            891         57,654        121,570      796,331
                                                       ========      ===         =======        =======       ========     ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                            Total                     AIMBValue2
                                               ------------------------------   ----------------------
                                                    2003             2002          2003         2002
                                               --------------   -------------   ----------   ---------
Investment activity:
   Net investment income (loss) ............   $   15,154,095      18,916,075      (49,129)     (5,228)
   Realized gain (loss) on investments .....      (53,332,008)    (44,249,183)    (225,221)          2
   Change in unrealized gain (loss)
      on investments .......................      168,368,267    (132,890,531)   1,332,627    (338,409)
   Reinvested capital gains ................        1,691,597       2,952,616           --          --
                                               --------------   -------------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      131,881,951    (155,271,023)   1,058,277    (343,635)
                                               --------------   -------------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............      213,802,549      65,828,019    2,922,932   1,227,778
   Transfers between funds .................               --              --        5,095   2,288,069
   Redemptions (note 3) ....................     (114,625,542)   (135,947,369)    (222,717)    (21,118)
   Annuity benefits ........................          (89,540)       (102,035)          --          --
   Annual contract maintenance charges
      (note 2) .............................          (69,681)        (79,163)          --          --
   Contingent deferred sales charges
      (note 2) .............................       (1,387,542)     (2,359,004)      (5,318)       (305)
   Adjustments to maintain reserves ........         (132,220)         27,333       (1,272)         46
                                               --------------   -------------   ----------   ---------
         Net equity transactions ...........       97,498,024     (72,632,219)   2,698,720   3,494,470
                                               --------------   -------------   ----------   ---------

Net change in contract owners' equity ......      229,379,975    (227,903,242)   3,756,997   3,150,835
Contract owners' equity beginning
   of period ...............................    1,361,352,650   1,725,843,186    6,302,001          --
                                               --------------   -------------   ----------   ---------
Contract owners' equity end of period ......   $1,590,732,625   1,497,939,944   10,058,998   3,150,835
                                               ==============   =============   ==========   =========

CHANGES IN UNITS:
   Beginning units .........................      136,514,842     142,510,521      800,468          --
                                               --------------   -------------   ----------   ---------
   Units purchased .........................       89,970,303       8,111,224      493,918     343,677
   Units redeemed ..........................      (76,146,874)    (12,859,636)    (156,476)     (2,040)
                                               --------------   -------------   ----------   ---------
   Ending units ............................      150,338,271     137,762,109    1,137,910     341,637
                                               ==============   =============   ==========   =========

                                                    AIMCapAp2          AIMCapDev
                                               -------------------   -------------
                                                  2003       2002     2003    2002
                                               ---------   -------   ------   ----
Investment activity:
   Net investment income (loss) ............      (9,168)     (314)    (201)    --
   Realized gain (loss) on investments .....      (2,481)   (7,961)      68     --
   Change in unrealized gain (loss)
      on investments .......................     176,621    (7,292)   6,440     --
   Reinvested capital gains ................          --        --       --     --
                                               ---------   -------   ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     164,972   (15,567)   6,307     --
                                               ---------   -------   ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............   1,071,734   194,692   43,838    111
   Transfers between funds .................      40,653    32,275     (482)    --
   Redemptions (note 3) ....................     (33,556)  (38,884)    (547)    --
   Annuity benefits ........................          --        --       --     --
   Annual contract maintenance charges
      (note 2) .............................          --        --       --     --
   Contingent deferred sales charges
      (note 2) .............................      (1,847)       --      (10)    --
   Adjustments to maintain reserves ........        (265)      (53)       7      3
                                               ---------   -------   ------    ---
         Net equity transactions ...........   1,076,719   188,030   42,806    114
                                               ---------   -------   ------    ---

Net change in contract owners' equity ......   1,241,691   172,463   49,113    114
Contract owners' equity beginning
   of period ...............................     701,623        --   20,535     --
                                               ---------   -------   ------    ---
Contract owners' equity end of period ......   1,943,314   172,463   69,648    114
                                               =========   =======   ======    ===

CHANGES IN UNITS:
   Beginning units .........................      91,797        --    2,639     --
                                               ---------   -------   ------    ---
   Units purchased .........................     151,718    22,600    5,333     12
   Units redeemed ..........................     (13,085)   (2,884)    (118)    --
                                               ---------   -------   ------    ---
   Ending units ............................     230,430    19,716    7,854     12
                                               =========   =======   ======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                     AIMIntGr2           AIMMidCore         AIMPreEq           AIMPreEq2
                                               --------------------   ----------------   --------------   -------------------
                                                  2003        2002      2003     2002      2003    2002      2003       2002
                                               ----------   -------   -------   ------   -------   ----   ---------   -------
Investment activity:
   Net investment income (loss) ............   $   (5,715)     (814)   (1,138)      (2)     (580)   --       (7,123)     (239)
   Realized gain (loss) on investments .....      (39,347)   (1,346)        2       --        20    --       (3,609)     (483)
   Change in unrealized gain (loss)
      on investments .......................      110,583    (2,962)   29,458     (151)   12,718    --      118,141   (15,698)
   Reinvested capital gains ................           --        --        --       --        --    --           --        --
                                               ----------   -------   -------   ------   -------   ----   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................       65,521    (5,122)   28,322     (153)   12,158    --      107,409   (16,420)
                                               ----------   -------   -------   ------   -------   ----   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............      236,957   267,685   186,550   27,132    67,067    --      459,324   123,667
   Transfers between funds .................      104,585    81,795       168       --     6,126    --       67,664    41,705
   Redemptions (note 3) ....................     (157,775)     (882)     (376)      --        (3)   --      (16,437)     (925)
   Annuity benefits ........................           --        --        --       --        --    --           --        --
   Annual contract maintenance charges
      (note 2) .............................           --        --        --       --        --    --           --        --
   Contingent deferred sales charges
      (note 2) .............................       (7,995)      (22)       --       --        --    --         (674)      (23)
   Adjustments to maintain reserves ........         (160)       (6)        4       --       (13)   --         (209)       (2)
                                               ----------   -------   -------   ------   -------   ----   ---------   -------
         Net equity transactions ...........      175,612   348,570   186,346   27,132    73,177    --      509,668   164,422
                                               ----------   -------   -------   ------   -------   ----   ---------   -------

Net change in contract owners' equity ......      241,133   343,448   214,668   26,979    85,335    --      617,077   148,002
Contract owners' equity beginning
   of period ...............................      849,893        --   160,441       --    84,658    --      763,969        --
                                               ----------   -------   -------   ------   -------   ----   ---------   -------
Contract owners' equity end of period ......   $1,091,026   343,448   375,109   26,979   169,993    --    1,381,046   148,002
                                               ==========   =======   =======   ======   =======   ====   =========   =======

CHANGES IN UNITS:
   Beginning units .........................       99,782        --    18,668       --    10,318    --      104,098        --
                                               ----------   -------   -------   ------   -------   ----   ---------   -------
   Units purchased .........................      134,341    33,599    20,755    2,831     8,822    --       76,771    17,793
   Units redeemed ..........................     (114,446)      (84)      (47)      --        (1)   --       (9,019)      (98)
                                               ----------   -------   -------   ------   -------   ----   ---------   -------
   Ending units ............................      119,677    33,515    39,376    2,831    19,139    --      171,850    17,695
                                               ==========   =======   =======   ======   =======   ====   =========   =======

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      AlGrIncB               AlIntlValB
                                               ----------------------   --------------------
                                                  2003         2002        2003        2002
                                               ----------   ---------   ----------   -------
Investment activity:
   Net investment income (loss) ............   $   19,448       2,650       (5,908)     (772)
   Realized gain (loss) on investments .....      (68,404)       (571)     540,514       686
   Change in unrealized gain (loss)
      on investments .......................      577,754    (136,073)      46,480    (1,686)
   Reinvested capital gains ................           --      26,724           --        --
                                               ----------   ---------   ----------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      528,798    (107,270)     581,086    (1,772)
                                               ----------   ---------   ----------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............    2,353,911     737,170    1,503,806   364,415
   Transfers between funds .................      181,928     293,598      448,139   466,914
   Redemptions (note 3) ....................      (77,775)    (11,197)     (46,896)   (9,881)
   Annuity benefits ........................           --          --           --        --
   Annual contract maintenance charges
      (note 2) .............................           --          --           --        --
   Contingent deferred sales charges
      (note 2) .............................         (893)         --         (572)      (45)
   Adjustments to maintain reserves ........         (493)        (35)        (274)       33
                                               ----------   ---------   ----------   -------
         Net equity transactions ...........    2,456,678   1,019,536    1,904,203   821,436
                                               ----------   ---------   ----------   -------

Net change in contract owners' equity ......    2,985,476     912,266    2,485,289   819,664
Contract owners' equity beginning
   of period ...............................    2,062,156          --    1,781,711        --
                                               ----------   ---------   ----------   -------
Contract owners' equity end of period ......   $5,047,632     912,266    4,267,000   819,664
                                               ==========   =========   ==========   =======

CHANGES IN UNITS:
   Beginning units .........................      256,388          --      189,416        --
                                               ----------   ---------   ----------   -------
   Units purchased .........................      358,417     102,171    1,439,671    75,970
   Units redeemed ..........................      (66,494)     (1,086)  (1,233,450)     (882)
                                               ----------   ---------   ----------   -------
   Ending units ............................      548,311     101,085      395,637    75,088
                                               ==========   =========   ==========   =======

                                                    AISmCapValB              AlPremGrB
                                               ---------------------   -------------------
                                                  2003        2002        2003       2002
                                               ---------   ---------   ---------   -------
Investment activity:
   Net investment income (loss) ............       1,749        (604)     (8,532)     (417)
   Realized gain (loss) on investments .....    (209,637)    (23,515)      8,634      (494)
   Change in unrealized gain (loss)
      on investments .......................     868,952    (133,604)    134,249   (23,792)
   Reinvested capital gains ................          --       2,265          --        --
                                               ---------   ---------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     661,064    (155,458)    134,351   (24,703)
                                               ---------   ---------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............   2,168,356     954,957     937,116   213,255
   Transfers between funds .................    (118,214)  1,590,473     175,656    38,723
   Redemptions (note 3) ....................    (189,694)    (20,490)    (16,471)   (2,255)
   Annuity benefits ........................          --          --          --        --
   Annual contract maintenance charges
      (note 2) .............................          --          --          --        --
   Contingent deferred sales charges
      (note 2) .............................      (5,293)        (23)        (62)       --
   Adjustments to maintain reserves ........        (676)        338        (371)       (3)
                                               ---------   ---------   ---------   -------
         Net equity transactions ...........   1,854,479   2,525,255   1,095,868   249,720
                                               ---------   ---------   ---------   -------

Net change in contract owners' equity ......   2,515,543   2,369,797   1,230,219   225,017
Contract owners' equity beginning
   of period ...............................   4,565,109          --     793,895        --
                                               ---------   ---------   ---------   -------
Contract owners' equity end of period ......   7,080,652   2,369,797   2,024,114   225,017
                                               =========   =========   =========   =======

CHANGES IN UNITS:
   Beginning units .........................     504,456          --     106,973        --
                                               ---------   ---------   ---------   -------
   Units purchased .........................     408,847     231,803     269,857    26,715
   Units redeemed ..........................    (205,349)     (1,836)   (126,534)     (235)
                                               ---------   ---------   ---------   -------
   Ending units ............................     707,954     229,967     250,296    26,480
                                               =========   =========   =========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                  DrySmCapIxS        DrySRGro         DryStkIx         DryStklxS
                                               ----------------   -------------   ---------------   --------------
                                                 2003      2002    2003    2002     2003     2002     2003    2002
                                               --------   -----   ------   ----   -------   -----   -------   ----
Investment activity:
   Net investment income (loss) ............   $   (788)     (1)    (281)   --      1,625      20       413    --
   Realized gain (loss) on investments .....        149      --       72    --       (677)     --      (413)   --
   Change in unrealized gain (loss)
      on investments .......................     22,633     (43)   5,160    --     62,890    (251)      305    --
   Reinvested capital gains ................         --      --       --    --         --      --        --    --
                                               --------   -----   ------   ----   -------   -----   -------   ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     21,994     (44)   4,951    --     63,838    (231)      305    --
                                               --------   -----   ------   ----   -------   -----   -------   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............    119,668   2,379   13,284    --    418,701   6,990    67,198    --
   Transfers between funds .................         22      --       --    --      9,920      --   124,354    --
   Redemptions (note 3) ....................     (3,003)     --     (369)   --     (2,403)     --       (13)   --
   Annuity benefits ........................         --      --       --    --         --      --        --    --
   Annual contract maintenance charges
      (note 2) .............................         --      --       --    --         --      --        --    --
   Contingent deferred sales charges
      (note 2) .............................       (143)     --       --    --       (113)     --        --    --
   Adjustments to maintain reserves ........        (24)     (2)      (8)   --        (11)      4       (15)   --
                                               --------   -----   ------   ----   -------   -----   -------   ----
         Net equity transactions ...........    116,520   2,377   12,907    --    426,094   6,994   191,524    --
                                               --------   -----   ------   ----   -------   -----   -------   ----

Net change in contract owners' equity ......    138,514   2,333   17,858    --    489,932   6,763   191,829    --
Contract owners' equity beginning
   of period ...............................    107,755      --   46,504    --    263,921      --        --    --
                                               --------   -----   ------   ----   -------   -----   -------   ----
Contract owners' equity end of period ......   $246,269   2,333   64,362    --    753,853   6,763   191,829    --
                                               ========   =====   ======   ====   =======   =====   =======   ====

CHANGES IN UNITS:
   Beginning units .........................     13,134      --    5,844    --     31,338      --        --    --
                                               --------   -----   ------   ----   -------   -----   -------    --
   Units purchased .........................     14,097     239    1,822    --     51,316     711    20,334    --
   Units redeemed ..........................       (379)     --      (45)   --     (1,411)     --    (2,312)   --
                                               --------   -----   ------   ----   -------   -----   -------   ----
   Ending units ............................     26,852     239    7,621    --     81,243     711    18,022    --
                                               ========   =====   ======   ====   =======   =====   =======   ====

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                  FedAmLeadS          FedCapApS          FedGrStrat            FedHiIncS
                                               ----------------   -----------------   ----------------   ---------------------
                                                 2003      2002      2003      2002     2003     2002       2003        2002
                                               --------   -----   ---------   -----   -------   ------   ---------   ---------
Investment activity:
   Net investment income (loss) ............   $  2,807      (3)     (1,499)     (5)     (874)      (1)    345,848       2,799
   Realized gain (loss) on investments .....       (403)     (3)      2,527      (4)     (798)      --       8,568      (2,518)
   Change in unrealized gain (loss)
      on investments .......................     53,951    (130)     76,251    (208)   29,529     (228)    281,509     (44,459)
   Reinvested capital gains ................         --      --          --      --        --       --          --          --
                                               --------   -----   ---------   -----   -------   ------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     56,355    (136)     77,279    (217)   27,857     (229)    635,925     (44,178)
                                               --------   -----   ---------   -----   -------   ------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............    362,568   2,306     685,319   5,794    80,871   20,000   3,400,254     354,244
   Transfers between funds .................    235,635      60     107,807      60      (277)      --   1,515,792     766,457
   Redemptions (note 3) ....................    (10,379)    (16)    (25,798)    (16)       (1)      --    (316,738)    (22,511)
   Annuity benefits ........................         --      --          --      --        --       --          --          --
   Annual contract maintenance charges
      (note 2) .............................         --      --          --      --        --       --          --          --
   Contingent deferred sales charges
      (note 2) .............................       (108)     --        (157)     --        --       --     (15,679)         (6)
   Adjustments to maintain reserves ........       (103)     --        (121)     (4)      (14)       5          64          99
                                               --------   -----   ---------   -----   -------   ------   ---------   ---------
         Net equity transactions ...........    587,613   2,350     767,050   5,834    80,579   20,005   4,583,693   1,098,283
                                               --------   -----   ---------   -----   -------   ------   ---------   ---------

Net change in contract owners' equity ......    643,968   2,214     844,329   5,617   108,436   19,776   5,219,618   1,054,105
Contract owners' equity beginning
   of period ...............................    217,899      --     272,762      --   118,081       --   3,151,615          --
                                               --------   -----   ---------   -----   -------   ------   ---------   ---------
Contract owners' equity end of period ......   $861,867   2,214   1,117,091   5,617   226,517   19,776   8,371,233   1,054,105
                                               ========   =====   =========   =====   =======   ======   =========   =========

CHANGES IN UNITS:
   Beginning units .........................     27,004      --      33,487      --    14,512       --     317,116          --
                                               --------   -----   ---------   -----   -------   ------   ---------   ---------
   Units purchased .........................     73,166     241     116,331     610     9,825    2,084     517,019     110,401
   Units redeemed ..........................     (2,720)     (2)    (23,576)     (2)     (162)      --     (83,081)     (2,132)
                                               --------   -----   ---------   -----   -------   ------   ---------   ---------
   Ending units ............................     97,450     239     126,242     608    24,175    2,084     751,054     108,269
                                               ========   =====   =========   =====   =======   ======   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                   FedIntEq           FedQualBd
                                               ---------------   ------------------
                                                 2003     2002      2003      2002
                                               -------   -----   ---------   ------
Investment activity:
   Net investment income (loss) ............   $  (149)     (1)     38,529       (8)
   Realized gain (loss) on investments .....      (804)     --       4,644       --
   Change in unrealized gain (loss)
      on investments .......................     3,419      14      10,659     (133)
   Reinvested capital gains ................        --      --          --       --
                                               -------   -----   ---------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     2,466      13      53,832     (141)
                                               -------   -----   ---------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............    12,332   3,632   1,339,309   40,526
   Transfers between funds .................        --      --    (161,529)      --
   Redemptions (note 3) ....................        --      --     (72,868)      --
   Annuity benefits ........................        --      --          --       --
   Annual contract maintenance charges
      (note 2) .............................        --      --          --       --
   Contingent deferred sales charges
      (note 2) .............................        --      --        (388)      --
   Adjustments to maintain reserves ........        (6)     (2)         34        2
                                               -------   -----   ---------   ------
         Net equity transactions ...........    12,326   3,630   1,104,558   40,528
                                               -------   -----   ---------   ------

Net change in contract owners' equity ......    14,792   3,643   1,158,390   40,387
Contract owners' equity beginning
   of period ...............................    22,912      --     726,707       --
                                               -------   -----   ---------   ------
Contract owners' equity end of period ......   $37,704   3,643   1,885,097   40,387
                                               =======   =====   =========   ======

CHANGES IN UNITS:
   Beginning units .........................     2,956      --      68,180       --
                                               -------   -----   ---------   ------
   Units purchased .........................     1,593     384     125,743    4,038
   Units redeemed ..........................        --      --     (24,026)      --
                                               -------   -----   ---------   ------
   Ending units ............................     4,549     384     169,897    4,038
                                               =======   =====   =========   ======

                                                    FedQualBdS               FidVIPEI
                                               --------------------   -----------------------
                                                  2003        2002       2003         2002
                                               ----------   -------   ----------   ----------
Investment activity:
   Net investment income (loss) ............      192,174      (116)     549,939      589,709
   Realized gain (loss) on investments .....       47,263         4   (2,360,051)    (511,703)
   Change in unrealized gain (loss)
      on investments .......................       51,118    (1,628)   5,794,938   (6,020,580)
   Reinvested capital gains ................           --        --           --    1,427,029
                                               ----------   -------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      290,555    (1,740)   3,984,826   (4,515,545)
                                               ----------   -------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............    6,684,770    91,567      308,539      402,021
   Transfers between funds .................    1,349,425   361,210     (479,293)   5,889,457
   Redemptions (note 3) ....................     (178,864)     (298)  (4,506,189)  (5,967,857)
   Annuity benefits ........................           --        --           --      (14,889)
   Annual contract maintenance charges
      (note 2) .............................           --        --       (4,234)      (4,697)
   Contingent deferred sales charges
      (note 2) .............................       (3,443)       --      (37,258)     (91,407)
   Adjustments to maintain reserves ........          452         4       (8,172)      (3,417)
                                               ----------   -------   ----------   ----------
         Net equity transactions ...........    7,852,340   452,483   (4,726,607)     209,211
                                               ----------   -------   ----------   ----------

Net change in contract owners' equity ......    8,142,895   450,743     (741,781)  (4,306,334)
Contract owners' equity beginning
   of period ...............................    3,395,118        --   45,542,745   66,164,277
                                               ----------   -------   ----------   ----------
Contract owners' equity end of period ......   11,538,013   450,743   44,800,964   61,857,943
                                               ==========   =======   ==========   ==========

CHANGES IN UNITS:
   Beginning units .........................      317,535        --    3,956,126    4,706,556
                                               ----------   -------   ----------   ----------
   Units purchased .........................      860,814    44,641      205,541       22,280
   Units redeemed ..........................     (140,503)      (29)    (619,426)      (7,295)
                                               ----------   -------   ----------   ----------
   Ending units ............................    1,037,846    44,612    3,542,241    4,721,541
                                               ==========   =======   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      FidVIPEIS                  FidVIPEI2
                                               ------------------------   -----------------------
                                                  2003          2002         2003         2002
                                               -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ............   $   396,856      443,831      279,448      214,881
   Realized gain (loss) on investments .....    (1,018,723)    (797,851)  (1,093,102)     (60,001)
   Change in unrealized gain (loss)
      on investments .......................     3,487,927   (3,384,377)   3,631,264   (2,667,998)
   Reinvested capital gains ................            --      941,345           --      547,026
                                               -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     2,866,060   (2,797,052)   2,817,610   (1,966,092)
                                               -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............       568,700      113,741    5,411,176    5,709,245
   Transfers between funds .................       (40,278)  (1,016,898)      84,784     (203,608)
   Redemptions (note 3) ....................    (1,429,845)  (1,755,496)  (1,036,891)  (1,180,754)
   Annuity benefits ........................            --           --           --           --
   Annual contract maintenance charges
      (note 2) .............................            --           --           --           --
   Contingent deferred sales charges
      (note 2) .............................       (30,035)     (38,874)     (27,145)     (23,951)
   Adjustments to maintain reserves ........          (342)        (778)      (7,558)      (1,620)
                                               -----------   ----------   ----------   ----------
         Net equity transactions ...........      (931,800)  (2,698,305)   4,424,366    4,299,312
                                               -----------   ----------   ----------   ----------

Net change in contract owners' equity ......     1,934,260   (5,495,357)   7,241,976    2,333,220
Contract owners' equity beginning
   of period ...............................    29,863,633   43,655,790   24,567,597   24,470,755
                                               -----------   ----------   ----------   ----------
Contract owners' equity end of period ......   $31,797,893   38,160,433   31,809,573   26,803,975
                                               ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .........................     3,205,774    3,845,772    3,060,579    2,498,838
                                               -----------   ----------   ----------   ----------
   Units purchased .........................       193,252       10,484    1,183,335      524,486
   Units redeemed ..........................      (290,185)    (255,536)    (633,676)     (85,643)
                                               -----------   ----------   ----------   ----------
   Ending units ............................     3,108,841    3,600,720    3,610,238    2,937,681
                                               ===========   ==========   ==========   ==========

                                                       FidVIPGr                    FidVIPGrS
                                               ------------------------   ------------------------
                                                  2003          2002         2003          2002
                                               ----------   -----------   ----------   -----------
Investment activity:
   Net investment income (loss) ............     (201,060)     (431,707)    (119,151)     (263,425)
   Realized gain (loss) on investments .....   (8,465,003)   (6,197,409)  (4,156,752)   (3,645,492)
   Change in unrealized gain (loss)
      on investments .......................   14,667,494   (12,628,103)   9,359,373   (11,092,802)
   Reinvested capital gains ................           --            --           --            --
                                               ----------   -----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................    6,001,431   (19,257,219)   5,083,470   (15,001,719)
                                               ----------   -----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............      434,194       587,947      228,467       422,429
   Transfers between funds .................     (787,776)   (4,173,897)  (1,501,694)   (4,987,034)
   Redemptions (note 3) ....................   (5,002,427)   (9,641,718)  (2,004,194)   (3,125,665)
   Annuity benefits ........................       (9,248)      (17,196)      (3,709)           --
   Annual contract maintenance charges
      (note 2) .............................       (6,436)       (8,354)          --            --
   Contingent deferred sales charges
      (note 2) .............................      (48,251)     (139,333)     (48,829)      (57,040)
   Adjustments to maintain reserves ........        1,777         7,279        2,790         1,251
                                               ----------   -----------   ----------   -----------
         Net equity transactions ...........   (5,418,167)  (13,385,272)  (3,327,169)   (7,746,059)
                                               ----------   -----------   ----------   -----------

Net change in contract owners' equity ......      583,264   (32,642,491)   1,756,301   (22,747,778)
Contract owners' equity beginning
   of period ...............................   52,204,646   105,582,044   43,021,685    81,083,464
                                               ----------   -----------   ----------   -----------
Contract owners' equity end of period ......   52,787,910    72,939,553   44,777,986    58,335,686
                                               ==========   ===========   ==========   ===========

CHANGES IN UNITS:
   Beginning units .........................    4,940,777     6,886,634    4,896,367     6,382,836
                                               ----------   -----------   ----------   -----------
   Units purchased .........................      251,980        42,550      165,600        36,447
   Units redeemed ..........................     (755,487)     (999,839)    (544,866)     (699,961)
                                               ----------   -----------   ----------   -----------
   Ending units ............................    4,437,270     5,929,345    4,517,101     5,719,322
                                               ==========   ===========   ==========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      FidVIPGr2                  FidVIPHI
                                               ------------------------   -----------------------
                                                  2003          2002         2003         2002
                                               -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ............   $  (133,927)    (185,245)   2,805,245    4,821,697
   Realized gain (loss) on investments .....    (5,544,033)  (2,398,661)    (462,528)  (8,644,097)
   Change in unrealized gain (loss)
      on investments .......................     8,958,337   (5,575,783)   4,378,192    1,481,772
   Reinvested capital gains ................            --           --           --           --
                                               -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     3,280,377   (8,159,689)   6,720,909   (2,340,628)
                                               -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............     2,489,703    4,003,518      295,802      350,197
   Transfers between funds .................      (538,951)  (1,643,524)   1,910,042     (934,164)
   Redemptions (note 3) ....................      (965,651)  (1,478,536)  (5,363,779)  (4,319,189)
   Annuity benefits ........................            --           --         (604)      (2,353)
   Annual contract maintenance charges
      (note 2) .............................            --           --       (3,441)      (3,028)
   Contingent deferred sales charges
      (note 2) .............................       (27,588)     (43,451)     (37,853)     (44,646)
   Adjustments to maintain reserves ........       (15,811)      (2,753)      (4,654)       1,899
                                               -----------   ----------   ----------   ----------
         Net equity transactions ...........       941,702      835,254   (3,204,487)  (4,951,284)
                                               -----------   ----------   ----------   ----------

Net change in contract owners' equity ......     4,222,079   (7,324,435)   3,516,422   (7,291,912)
Contract owners' equity beginning
   of period ...............................    26,394,901   39,867,391   42,884,168   50,817,336
                                               -----------   ----------   ----------   ----------
Contract owners' equity end of period ......   $30,616,980   32,542,956   46,400,590   43,525,424
                                               ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .........................     5,078,891    5,230,827    5,320,080    6,430,955
                                               -----------   ----------   ----------   ----------
   Units purchased .........................     1,650,055      173,415      854,261       45,013
   Units redeemed ..........................    (1,502,884)     (52,833)  (1,227,252)    (675,243)
                                               -----------   ----------   ----------   ----------
   Ending units ............................     5,226,062    5,351,409    4,947,089    5,800,725
                                               ===========   ==========   ==========   ==========

                                                      FidVIPHIS                 FidVIPHI2
                                               -----------------------   -----------------------
                                                  2003         2002         2003         2002
                                               ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ............    1,431,575    2,309,581      720,033      920,568
   Realized gain (loss) on investments .....   (1,575,897)  (1,865,707)    (255,768)    (211,285)
   Change in unrealized gain (loss)
      on investments .......................    3,312,831   (1,495,621)   1,439,846   (1,206,843)
   Reinvested capital gains ................           --           --           --           --
                                               ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................    3,168,509   (1,051,747)   1,904,111     (497,560)
                                               ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............      102,785      114,296    3,262,889    1,223,068
   Transfers between funds .................      764,472     (344,917)   1,012,621      (33,166)
   Redemptions (note 3) ....................   (1,089,058)  (1,095,059)    (314,042)    (339,520)
   Annuity benefits ........................       (2,856)          --           --           --
   Annual contract maintenance charges
      (note 2) .............................           --           --           --           --
   Contingent deferred sales charges
      (note 2) .............................      (22,660)     (23,295)     (11,674)      (8,867)
   Adjustments to maintain reserves ........       (1,888)        (186)           5       (1,501)
                                               ----------   ----------   ----------   ----------
         Net equity transactions ...........     (249,205)  (1,349,161)   3,949,799      840,014
                                               ----------   ----------   ----------   ----------

Net change in contract owners' equity ......    2,919,304   (2,400,908)   5,853,910      342,454
Contract owners' equity beginning
   of period ...............................   19,402,091   23,468,386   10,042,551    9,074,927
                                               ----------   ----------   ----------   ----------
Contract owners' equity end of period ......   22,321,395   21,067,478   15,896,461    9,417,381
                                               ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .........................    2,867,219    3,557,526    1,469,078    1,355,214
                                               ----------   ----------   ----------   ----------
   Units purchased .........................      291,202       17,702      704,185      154,992
   Units redeemed ..........................     (326,787)    (223,024)    (175,077)     (29,345)
                                               ----------   ----------   ----------   ----------
   Ending units ............................    2,831,634    3,352,204    1,998,186    1,480,861
                                               ==========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                       FidVIPMMkt                  FidVIPOv
                                               --------------------------   -----------------------
                                                   2003          2002          2003         2002
                                               ------------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ............   $    (76,531)      250,721       69,858       27,970
   Realized gain (loss) on investments .....             --            --   (5,411,354)  (2,725,764)
   Change in unrealized gain (loss)
      on investments .......................             --            --    7,715,381    1,238,138
   Reinvested capital gains ................             --            --           --           --
                                               ------------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................        (76,531)      250,721    2,373,885   (1,459,656)
                                               ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............        470,762     6,974,010      195,793      276,286
   Transfers between funds .................      2,187,525     5,848,535     (803,879)  (1,331,997)
   Redemptions (note 3) ....................    (18,551,152)  (20,029,207)  (2,922,259)  (4,262,740)
   Annuity benefits ........................         (5,600)         (918)         583         (993)
   Annual contract maintenance charges
      (note 2) .............................         (2,810)       (2,550)      (3,145)      (4,078)
   Contingent deferred sales charges
      (note 2) .............................       (201,767)     (253,114)     (16,012)     (57,188)
   Adjustments to maintain reserves ........         (4,909)       35,368       (1,777)       4,310
                                               ------------   -----------   ----------   ----------
         Net equity transactions ...........    (16,107,951)   (7,427,876)  (3,550,696)  (5,376,400)
                                               ------------   -----------   ----------   ----------

Net change in contract owners' equity ......    (16,184,482)   (7,177,155)  (1,176,811)  (6,836,056)
Contract owners' equity beginning
   of period ...............................     85,666,650   109,254,869   28,987,405   49,614,940
                                               ------------   -----------   ----------   ----------
Contract owners' equity end of period ......   $ 69,482,168   102,077,714   27,810,594   42,778,884
                                               ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .........................      7,161,135     9,148,479    3,295,102    4,434,023
                                               ------------   -----------   ----------   ----------
   Units purchased .........................      2,825,719     1,078,674       97,730       25,263
   Units redeemed ..........................     (4,181,316)   (1,684,922)    (508,093)    (511,564)
                                               ------------   -----------   ----------   ----------
   Ending units ............................      5,805,538     8,542,231    2,884,739    3,947,722
                                               ============   ===========   ==========   ==========

                                                      FidVIPOvS                FidVIPOvS2
                                               -----------------------   -----------------------
                                                  2003         2002         2003         2002
                                               ----------   ----------   -----------   ---------
Investment activity:
   Net investment income (loss) ............       35,937       26,910       (66,363)      9,850
   Realized gain (loss) on investments .....     (838,984)  (3,294,468)    2,029,004    (503,732)
   Change in unrealized gain (loss)
      on investments .......................    1,747,287    2,791,216       279,238     211,666
   Reinvested capital gains ................           --           --            --          --
                                               ----------   ----------   -----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      944,240     (476,342)    2,241,879    (282,216)
                                               ----------   ----------   -----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............       85,047       91,936       574,459     556,279
   Transfers between funds .................     (384,780)    (409,585)   11,798,460    (386,775)
   Redemptions (note 3) ....................     (384,205)    (755,187)     (150,316)   (357,821)
   Annuity benefits ........................       (3,852)          --            --          --
   Annual contract maintenance charges
      (note 2) .............................           --           --            --          --
   Contingent deferred sales charges
      (note 2) .............................       (7,630)     (22,161)       (8,924)    (11,966)
   Adjustments to maintain reserves ........       (4,674)        (290)      (10,295)     (1,784)
                                               ----------   ----------   -----------   ---------
         Net equity transactions ...........     (700,094)  (1,095,287)   12,203,384    (202,067)
                                               ----------   ----------   -----------   ---------

Net change in contract owners' equity ......      244,146   (1,571,629)   14,445,263    (484,283)
Contract owners' equity beginning
   of period ...............................   10,652,687   16,552,654     6,583,033   9,256,311
                                               ----------   ----------   -----------   ---------
Contract owners' equity end of period ......   10,896,833   14,981,025    21,028,296   8,772,028
                                               ==========   ==========   ===========   =========

CHANGES IN UNITS:
   Beginning units .........................    1,459,258    1,789,118     1,167,806   1,274,635
                                               ----------   ----------   -----------   ---------
   Units purchased .........................       41,722       10,311    24,311,829      61,324
   Units redeemed ..........................     (140,499)    (130,631)  (22,310,058)    (82,084)
                                               ----------   ----------   -----------   ---------
   Ending units ............................    1,360,481    1,668,798     3,169,577   1,253,875
                                               ==========   ==========   ===========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                    FidVIPVal              FidVIPVal2
                                               --------------------   ---------------------
                                                 2003       2002        2003        2002
                                               --------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ............   $ (2,603)     (5,476)     (8,513)    (11,919)
   Realized gain (loss) on investments .....    (17,566)      4,943     (45,926)    (17,506)
   Change in unrealized gain (loss)
      on investments .......................     94,046    (124,999)    232,318    (141,375)
   Reinvested capital gains ................         --          --          --          --
                                               --------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     73,877    (125,532)    177,879    (170,800)
                                               --------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............     11,776       9,448       7,366     450,993
   Transfers between funds .................    (20,359)    834,500     (92,733)    202,652
   Redemptions (note 3) ....................    (62,047)    (96,228)    (80,202)    (75,963)
   Annuity benefits ........................         --          --          --          --
   Annual contract maintenance charges
      (note 2) .............................         --          --          --          --
   Contingent deferred sales charges
      (note 2) .............................         --      (2,450)       (514)       (433)
   Adjustments to maintain reserves ........        (25)        (64)       (479)       (265)
                                               --------   ---------   ---------   ---------
         Net equity transactions ...........    (70,655)    745,206    (166,562)    576,984
                                               --------   ---------   ---------   ---------

Net change in contract owners' equity ......      3,222     619,674      11,317     406,184
Contract owners' equity beginning
   of period ...............................    558,177     620,159   1,373,675   1,364,402
                                               --------   ---------   ---------   ---------
Contract owners' equity end of period ......   $561,399   1,239,833   1,384,992   1,770,586
                                               ========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units .........................     71,212      66,001     176,457     145,526
                                               --------   ---------   ---------   ---------
   Units purchased .........................      4,502      85,445      17,180      66,579
   Units redeemed ..........................    (13,357)     (7,933)    (38,159)     (6,278)
                                               --------   ---------   ---------   ---------
   Ending units ............................     62,357     143,513     155,478     205,827
                                               ========   =========   =========   =========

                                                      FidVIPAM                 FidVIPAMS
                                               -----------------------   ----------------------
                                                  2003         2002        2003         2002
                                               ----------   ----------   ---------   ----------
Investment activity:
   Net investment income (loss) ............      304,461      392,395     234,395      327,188
   Realized gain (loss) on investments .....     (507,362)    (296,299)   (194,017)    (336,014)
   Change in unrealized gain (loss)
      on investments .......................    1,091,359   (1,283,318)    659,919     (894,667)
   Reinvested capital gains ................           --           --          --           --
                                               ----------   ----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      888,458   (1,187,222)    700,297     (903,493)
                                               ----------   ----------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............       17,596       73,350      32,526       27,586
   Transfers between funds .................      399,052      836,007    (130,829)    (549,492)
   Redemptions (note 3) ....................   (1,078,631)  (1,043,449)   (306,175)    (315,565)
   Annuity benefits ........................      (11,417)     (15,627)     (4,232)          --
   Annual contract maintenance charges
      (note 2) .............................         (661)        (733)         --           --
   Contingent deferred sales charges
      (note 2) .............................      (10,739)     (14,340)     (5,730)      (4,925)
   Adjustments to maintain reserves ........       (1,921)       4,783      (3,048)         (46)
                                               ----------   ----------   ---------   ----------
         Net equity transactions ...........     (686,721)    (160,009)   (417,488)    (842,442)
                                               ----------   ----------   ---------   ----------

Net change in contract owners' equity ......      201,737   (1,347,231)    282,809   (1,745,935)
Contract owners' equity beginning
   of period ...............................   10,106,641   13,330,923   7,520,585   10,538,660
                                               ----------   ----------   ---------   ----------
Contract owners' equity end of period ......   10,308,378   11,983,692   7,803,394    8,792,725
                                               ==========   ==========   =========   ==========

CHANGES IN UNITS:
   Beginning units .........................      871,353    1,032,325     761,504      962,708
                                               ----------   ----------   ---------   ----------
   Units purchased .........................       68,202       77,276       9,225        2,673
   Units redeemed ..........................     (126,408)     (88,671)    (49,448)     (83,814)
                                               ----------   ----------   ---------   ----------
   Ending units ............................      813,147    1,020,930     721,281      881,567
                                               ==========   ==========   =========   ==========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                     FidVIPAM2                FidVIPAMGr
                                               ----------------------   ----------------------
                                                  2003        2002        2003         2002
                                               ----------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss) ............   $  139,218     195,487     145,707      187,153
   Realized gain (loss) on investments .....      (88,335)   (100,315)   (351,917)    (383,255)
   Change in unrealized gain (loss)
      on investments .......................      381,745    (702,678)    891,821   (1,050,401)
   Reinvested capital gains ................           --          --          --           --
                                               ----------   ---------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      432,628    (607,506)    685,611   (1,246,503)
                                               ----------   ---------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............       15,820     564,456      37,641       38,874
   Transfers between funds .................      (90,104)   (134,690)    (15,499)     (89,764)
   Redemptions (note 3) ....................     (148,103)   (399,287)   (455,789)    (796,434)
   Annuity benefits ........................           --          --          --           --
   Annual contract maintenance charges
      (note 2) .............................           --          --        (773)        (878)
   Contingent deferred sales charges
      (note 2) .............................       (2,176)     (9,327)     (4,711)     (14,043)
   Adjustments to maintain reserves ........         (664)       (298)        444         (584)
                                               ----------   ---------   ---------   ----------
         Net equity transactions ...........     (225,227)     20,854    (438,687)    (862,829)
                                               ----------   ---------   ---------   ----------

Net change in contract owners' equity ......      207,401    (586,652)    246,924   (2,109,332)
Contract owners' equity beginning
   of period ...............................    4,820,661   6,588,741   6,242,490    9,939,564
                                               ----------   ---------   ---------   ----------
Contract owners' equity end of period ......   $5,028,062   6,002,089   6,489,414    7,830,232
                                               ==========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units .........................      584,811     718,290     607,643      805,715
                                               ----------   ---------   ---------   ----------
   Units purchased .........................        8,323       2,440      18,448        3,334
   Units redeemed ..........................      (34,886)       (798)    (61,155)     (76,013)
                                               ----------   ---------   ---------   ----------
   Ending units ............................      558,248     719,932     564,936      733,036
                                               ==========   =========   =========   ==========

                                                    FidVIPAMGrS             FidVIPAMGrS2
                                               ----------------------   ---------------------
                                                 2003         2002        2003        2002
                                               ---------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ............     108,052      126,475      68,340      79,086
   Realized gain (loss) on investments .....    (182,728)    (359,216)   (116,647)    (95,326)
   Change in unrealized gain (loss)
      on investments .......................     571,666     (602,814)    411,322    (599,147)
   Reinvested capital gains ................          --           --          --          --
                                               ---------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     496,990     (835,555)    363,015    (615,387)
                                               ---------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............         630        6,225      13,432     148,301
   Transfers between funds .................     (84,563)    (162,626)      2,308     (80,331)
   Redemptions (note 3) ....................    (155,195)    (213,041)    (86,067)   (170,107)
   Annuity benefits ........................          --           --          --          --
   Annual contract maintenance charges
      (note 2) .............................          --           --          --          --
   Contingent deferred sales charges
      (note 2) .............................      (2,399)      (5,859)     (2,666)     (4,221)
   Adjustments to maintain reserves ........         (82)         (68)     (1,209)       (224)
                                               ---------   ----------   ---------   ---------
         Net equity transactions ...........    (241,609)    (375,369)    (74,202)   (106,582)
                                               ---------   ----------   ---------   ---------

Net change in contract owners' equity ......     255,381   (1,210,924)    288,813    (721,969)
Contract owners' equity beginning
   of period ...............................   4,338,581    6,517,620   3,184,600   4,615,909
                                               ---------   ----------   ---------   ---------
Contract owners' equity end of period ......   4,593,962    5,306,696   3,473,413   3,893,940
                                               =========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units .........................     511,396      642,356     463,222     557,576
                                               ---------   ----------   ---------   ---------
   Units purchased .........................       1,597          676      19,299      20,161
   Units redeemed ..........................     (29,701)     (40,809)    (31,147)    (34,046)
                                               ---------   ----------   ---------   ---------
   Ending units ............................     483,292      602,223     451,374     543,691
                                               =========   ==========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                       FidVIPCon                 FidVIPConS
                                               -------------------------   -----------------------
                                                  2003          2002          2003         2002
                                               -----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ............   $  (111,148)      108,632      (39,353)     106,499
   Realized gain (loss) on investments .....    (1,607,440)      404,873   (1,433,756)    (812,654)
   Change in unrealized gain (loss)
      on investments .......................     6,653,182    (1,541,670)   4,769,894       75,454
   Reinvested capital gains ................            --            --           --           --
                                               -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     4,934,594    (1,028,165)   3,296,785     (630,701)
                                               -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............       392,395       455,700      516,767      535,985
   Transfers between funds .................      (540,156)     (356,042)    (653,725)    (481,599)
   Redemptions (note 3) ....................    (5,127,268)  (10,830,859)  (1,442,318)  (2,306,844)
   Annuity benefits ........................          (180)       (7,909)      (4,127)          --
   Annual contract maintenance charges
      (note 2) .............................        (7,046)       (7,547)          --           --
   Contingent deferred sales charges
      (note 2) .............................       (51,780)     (168,989)     (29,806)     (42,596)
   Adjustments to maintain reserves ........        (2,180)        4,961       (4,019)        (388)
                                               -----------   -----------   ----------   ----------
         Net equity transactions ...........    (5,336,215)  (10,910,685)  (1,617,228)  (2,295,442)
                                               -----------   -----------   ----------   ----------

Net change in contract owners' equity ......      (401,621)  (11,938,850)   1,679,557   (2,926,143)
Contract owners' equity beginning
   of period ...............................    62,252,561    90,919,230   38,984,835   51,409,445
                                               -----------   -----------   ----------   ----------
Contract owners' equity end of period ......   $61,850,940    78,980,380   40,664,392   48,483,302
                                               ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .........................     4,767,339     6,221,749    3,563,729    4,223,233
                                               -----------   -----------   ----------   ----------
   Units purchased .........................       183,436        31,212      206,198       47,200
   Units redeemed ..........................      (597,456)     (766,216)    (354,792)    (245,556)
                                               -----------   -----------   ----------   ----------
   Ending units ............................     4,353,319     5,486,745    3,415,135    4,024,877
                                               ===========   ===========   ==========   ==========

                                                     FidVIPCon2                 FidVIPI500
                                               -----------------------   ------------------------
                                                  2003         2002         2003         2002
                                               ----------   ----------   ----------   -----------
Investment activity:
   Net investment income (loss) ............      (74,839)      15,911      851,629       922,595
   Realized gain (loss) on investments .....   (1,251,173)    (219,967)  (4,733,430)   (3,693,996)
   Change in unrealized gain (loss)
      on investments .......................    3,467,466     (143,880)  12,893,922   (17,509,733)
   Reinvested capital gains ................           --           --           --            --
                                               ----------   ----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................    2,141,454     (347,936)   9,012,121   (20,281,134)
                                               ----------   ----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............    5,934,936    2,402,524      526,176     2,076,052
   Transfers between funds .................       84,166     (277,756)  (1,306,237)   (5,242,390)
   Redemptions (note 3) ....................     (705,454)    (881,744)  (4,864,563)  (13,860,600)
   Annuity benefits ........................           --           --           --            --
   Annual contract maintenance charges
      (note 2) .............................           --           --       (4,630)       (5,479)
   Contingent deferred sales charges
      (note 2) .............................      (15,068)     (35,509)     (85,929)     (445,367)
   Adjustments to maintain reserves ........       (4,269)      (1,265)      (7,536)       (2,776)
                                               ----------   ----------   ----------   -----------
         Net equity transactions ...........    5,294,311    1,206,250   (5,742,719)  (17,480,560)
                                               ----------   ----------   ----------   -----------

Net change in contract owners' equity ......    7,435,765      858,314    3,269,402   (37,761,694)
Contract owners' equity beginning
   of period ...............................   20,351,677   21,192,136   87,699,203   156,382,103
                                               ----------   ----------   ----------   -----------
Contract owners' equity end of period ......   27,787,442   22,050,450   90,968,605   118,620,409
                                               ==========   ==========   ==========   ===========

CHANGES IN UNITS:
   Beginning units .........................    2,721,894    2,520,595    9,224,993    12,613,054
                                               ----------   ----------   ----------   -----------
   Units purchased .........................    1,368,060      191,010      474,955       187,047
   Units redeemed ..........................     (667,731)     (46,908)  (1,077,989)   (1,721,132)
                                               ----------   ----------   ----------   -----------
   Ending units ............................    3,422,223    2,664,697    8,621,959    11,078,969
                                               ==========   ==========   ==========   ===========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      FidVIPIGBd              FidVIPAgGrS
                                               -------------------------   -----------------
                                                   2003          2002       2003      2002
                                               ------------   ----------   -------   -------
Investment activity:
   Net investment income (loss) ............   $  3,649,693    3,266,022      (810)   (1,956)
   Realized gain (loss) on investments .....      1,859,218      347,370    (3,922)  (20,720)
   Change in unrealized gain (loss)
      on investments .......................     (2,766,945)  (1,162,396)   24,488   (35,756)
   Reinvested capital gains ................      1,521,781           --        --        --
                                               ------------   ----------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      4,263,747    2,450,996    19,756   (58,432)
                                               ------------   ----------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............        672,816    3,112,188       514     5,900
   Transfers between funds .................        121,728    4,643,186    (3,856)   36,528
   Redemptions (note 3) ....................    (11,838,507)  (7,446,122)     (536)  (15,800)
   Annuity benefits ........................        (23,712)     (29,151)       --        --
   Annual contract maintenance charges
      (note 2) .............................         (3,228)      (2,124)       --        --
   Contingent deferred sales charges
      (note 2) .............................        (96,815)    (113,794)       --      (706)
   Adjustments to maintain reserves ........         (4,368)       6,717       (18)      (10)
                                               ------------   ----------   -------   -------
         Net equity transactions ...........    (11,172,086)     170,900    (3,896)   25,912
                                               ------------   ----------   -------   -------

Net change in contract owners' equity ......     (6,908,339)   2,621,896    15,860   (32,520)
Contract owners' equity beginning
   of period ...............................    111,039,019   96,917,597   163,905   316,788
                                               ------------   ----------   -------   -------
Contract owners' equity end of period ......   $104,130,680   99,539,493   179,765   284,268
                                               ============   ==========   =======   =======

CHANGES IN UNITS:
   Beginning units .........................      7,974,078    7,585,546    24,455    34,552
                                               ------------   ----------   -------   -------
   Units purchased .........................        806,974       21,929     2,088     2,656
   Units redeemed ..........................     (1,584,382)      (7,210)   (2,590)     (567)
                                               ------------   ----------   -------   -------
   Ending units ............................      7,196,670    7,600,265    23,953    36,641
                                               ============   ==========   =======   =======

                                                    FidVIPAgGr2               FidVIPBal
                                               ---------------------   ------------------------
                                                 2003        2002         2003         2002
                                               ---------   ---------   ----------   -----------
Investment activity:
   Net investment income (loss) ............      (9,900)     (9,869)   1,364,248     1,908,615
   Realized gain (loss) on investments .....     (20,856)   (154,807)     (90,858)    1,140,033
   Change in unrealized gain (loss)
      on investments .......................     211,402     (89,376)   3,936,588   (10,322,013)
   Reinvested capital gains ................          --          --           --            --
                                               ---------   ---------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     180,646    (254,052)   5,209,978    (7,273,365)
                                               ---------   ---------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............     338,833     424,166      313,549       456,450
   Transfers between funds .................     107,728     301,594      116,149       595,074
   Redemptions (note 3) ....................     (92,312)    (30,004)  (7,875,444)   (7,373,351)
   Annuity benefits ........................          --          --       (9,005)       (7,434)
   Annual contract maintenance charges
      (note 2) .............................          --          --       (5,428)       (5,912)
   Contingent deferred sales charges
      (note 2) .............................      (2,448)       (859)     (33,831)      (70,290)
   Adjustments to maintain reserves ........        (818)       (400)       1,023           893
                                               ---------   ---------   ----------   -----------
         Net equity transactions ...........     350,983     694,497   (7,492,987)   (6,404,570)
                                               ---------   ---------   ----------   -----------

Net change in contract owners' equity ......     531,629     440,445   (2,283,009)  (13,677,935)
Contract owners' equity beginning
   of period ...............................   1,357,901   1,354,956   61,576,146    88,692,385
                                               ---------   ---------   ----------   -----------
Contract owners' equity end of period ......   1,889,530   1,795,401   59,293,137    75,014,450
                                               =========   =========   ==========   ===========

CHANGES IN UNITS:
   Beginning units .........................     206,142     148,920    4,262,434     5,526,702
                                               ---------   ---------   ----------   -----------
   Units purchased .........................      91,218      89,002      122,541        68,956
   Units redeemed ..........................     (40,029)     (3,398)    (628,107)     (483,525)
                                               ---------   ---------   ----------   -----------
   Ending units ............................     257,331     234,524    3,756,868     5,112,133
                                               =========   =========   ==========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      FidVIPBalS                FidVIPBal2
                                               ------------------------   ----------------------
                                                  2003          2002        2003         2002
                                               -----------   ----------   ---------   ----------
Investment activity:
   Net investment income (loss) ............   $   416,259      532,402     191,670      241,427
   Realized gain (loss) on investments .....      (368,629)    (515,158)   (111,367)    (100,643)
   Change in unrealized gain (loss)
      on investments .......................     1,551,657   (1,918,745)    767,627   (1,175,559)
   Reinvested capital gains ................            --           --          --           --
                                               -----------   ----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     1,599,287   (1,901,501)    847,930   (1,034,775)
                                               -----------   ----------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............       158,559       43,499      48,808    1,192,072
   Transfers between funds .................      (100,942)      57,008       4,653     (194,711)
   Redemptions (note 3) ....................      (826,274)  (1,000,267)   (318,386)    (405,150)
   Annuity benefits ........................        (3,113)          --          --           --
   Annual contract maintenance charges
      (note 2) .............................            --           --          --           --
   Contingent deferred sales charges
      (note 2) .............................       (15,419)     (14,862)     (4,024)      (6,870)
   Adjustments to maintain reserves ........        (9,950)        (182)     (1,222)        (695)
                                               -----------   ----------   ---------   ----------
         Net equity transactions ...........      (797,139)    (914,804)   (270,171)     584,646
                                               -----------   ----------   ---------   ----------

Net change in contract owners' equity ......       802,148   (2,816,305)    577,759     (450,129)
Contract owners' equity beginning
   of period ...............................    17,626,815   22,968,603   9,326,361   11,239,341
                                               -----------   ----------   ---------   ----------
Contract owners' equity end of period ......   $18,428,963   20,152,298   9,904,120   10,789,212
                                               ===========   ==========   =========   ==========

CHANGES IN UNITS:
   Beginning units .........................     1,814,362    2,135,354   1,143,308    1,239,800
                                               -----------   ----------   ---------   ----------
   Units purchased .........................        55,511        9,929      35,560       84,526
   Units redeemed ..........................      (136,242)     (98,819)    (67,591)     (21,199)
                                               -----------   ----------   ---------   ----------
   Ending units ............................     1,733,631    2,046,464   1,111,277    1,303,127
                                               ===========   ==========   =========   ==========

                                                 FidVIPDyCapS          FidVIPDyCap2
                                               -----------------   ---------------------
                                                2003      2002       2003        2002
                                               -------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ............    (3,017)   (4,538)    (19,088)    (20,192)
   Realized gain (loss) on investments .....   (10,036)      826    (143,809)    (92,450)
   Change in unrealized gain (loss)
      on investments .......................    84,371   (72,469)    496,631    (107,484)
   Reinvested capital gains ................        --        --          --          --
                                               -------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................    71,318   (76,181)    333,734    (220,126)
                                               -------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............       972    28,925     175,260     529,684
   Transfers between funds .................   (31,765)  195,080      51,575     (90,831)
   Redemptions (note 3) ....................   (11,761)  (12,492)   (151,221)    (84,658)
   Annuity benefits ........................        --        --          --          --
   Annual contract maintenance charges
      (note 2) .............................        --        --          --          --
   Contingent deferred sales charges
      (note 2) .............................      (131)       --      (4,387)     (1,835)
   Adjustments to maintain reserves ........       (44)      (62)     (1,070)       (546)
                                               -------   -------   ---------   ---------
         Net equity transactions ...........   (42,729)  211,451      70,157     351,814
                                               -------   -------   ---------   ---------

Net change in contract owners' equity ......    28,589   135,270     403,891     131,688
Contract owners' equity beginning
   of period ...............................   641,374   772,763   2,870,056   2,838,638
                                               -------   -------   ---------   ---------
Contract owners' equity end of period ......   669,963   908,033   3,273,947   2,970,326
                                               =======   =======   =========   =========

CHANGES IN UNITS:
   Beginning units .........................   113,186   125,342     519,737     468,870
                                               -------   -------   ---------   ---------
   Units purchased .........................     9,100    33,335     168,356      70,205
   Units redeemed ..........................   (16,780)   (1,672)   (156,940)    (13,990)
                                               -------   -------   ---------   ---------
   Ending units ............................   105,506   157,005     531,153     525,085
                                               =======   =======   =========   =========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      FidVIPGrIn                 FidVIPGrInS
                                               -------------------------   ------------------------
                                                  2003          2002          2003         2002
                                               -----------   -----------   ----------   -----------
Investment activity:
   Net investment income (loss) ............   $   178,782       269,394      230,729       341,325
   Realized gain (loss) on investments .....      (943,236)     (533,317)  (1,443,690)   (1,213,496)
   Change in unrealized gain (loss)
      on investments .......................     3,991,427    (6,351,852)   4,934,239    (6,089,091)
   Reinvested capital gains ................            --            --           --            --
                                               -----------   -----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     3,226,973    (6,615,775)   3,721,278    (6,961,262)
                                               -----------   -----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............       161,794       317,914      151,923       164,561
   Transfers between funds .................      (160,096)     (102,265)    (926,394)   (1,482,022)
   Redemptions (note 3) ....................    (2,735,710)   (4,246,087)  (1,536,141)   (1,984,541)
   Annuity benefits ........................          (892)       (1,130)      (4,159)           --
   Annual contract maintenance charges
      (note 2) .............................        (3,310)       (3,876)          --            --
   Contingent deferred sales charges
      (note 2) .............................       (23,894)      (76,608)     (30,040)      (37,592)
   Adjustments to maintain reserves ........        (3,403)        4,927       (4,196)         (266)
                                               -----------   -----------   ----------   -----------
         Net equity transactions ...........    (2,765,511)   (4,107,125)  (2,349,007)   (3,339,860)
                                               -----------   -----------   ----------   -----------

Net change in contract owners' equity ......       461,462   (10,722,900)   1,372,271   (10,301,122)
Contract owners' equity beginning
   of period ...............................    30,536,843    48,287,267   33,518,982    50,445,902
                                               -----------   -----------   ----------   -----------
Contract owners' equity end of period ......   $30,998,305    37,564,367   34,891,253    40,144,780
                                               ===========   ===========   ==========   ===========

CHANGES IN UNITS:
   Beginning units .........................     2,571,965     3,350,144    3,561,810     4,431,368
                                               -----------   -----------   ----------   -----------
   Units purchased .........................        95,762        24,093       72,700        15,943
   Units redeemed ..........................      (331,388)     (329,542)    (319,239)     (335,857)
                                               -----------   -----------   ----------   -----------
   Ending units ............................     2,336,339     3,044,695    3,315,271     4,111,454
                                               ===========   ===========   ==========   ===========

                                                    FidVIPGrIn2                FidVIPGrOp
                                               -----------------------   -------------------------
                                                  2003         2002         2003          2002
                                               ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) ............       64,062      114,101       230,158       729,357
   Realized gain (loss) on investments .....     (930,125)    (176,518)   (8,254,183)   (2,914,351)
   Change in unrealized gain (loss)
      on investments .......................    2,610,393   (2,693,980)   23,851,885   (30,760,915)
   Reinvested capital gains ................           --           --            --            --
                                               ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................    1,744,330   (2,756,397)   15,827,860   (32,945,909)
                                               ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............    1,558,842    2,009,941     1,237,972     1,444,579
   Transfers between funds .................    1,255,317     (508,317)   (4,316,181)  (10,024,668)
   Redemptions (note 3) ....................     (535,889)    (710,864)  (13,884,689)  (20,219,865)
   Annuity benefits ........................           --           --        (3,417)       (4,435)
   Annual contract maintenance charges
      (note 2) .............................           --           --       (22,255)      (27,464)
   Contingent deferred sales charges
      (note 2) .............................      (14,911)     (24,296)      (68,294)     (238,325)
   Adjustments to maintain reserves ........       (4,306)      (1,484)       (7,584)      (22,890)
                                               ----------   ----------   -----------   -----------
         Net equity transactions ...........    2,259,053      764,980   (17,064,448)  (29,093,068)
                                               ----------   ----------   -----------   -----------

Net change in contract owners' equity ......    4,003,383   (1,991,417)   (1,236,588)  (62,038,977)
Contract owners' equity beginning
   of period ...............................   14,463,378   18,097,565   143,474,272   257,415,753
                                               ----------   ----------   -----------   -----------
Contract owners' equity end of period ......   18,466,761   16,106,148   142,237,684   195,376,776
                                               ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .........................    2,031,206    2,085,900    11,062,424    15,292,145
                                               ----------   ----------   -----------   -----------
   Units purchased .........................      651,644      120,864       139,132        91,478
   Units redeemed ..........................     (363,647)     (33,126)   (1,414,494)   (1,915,245)
                                               ----------   ----------   -----------   -----------
   Ending units ............................    2,319,203    2,173,638     9,787,062    13,468,378
                                               ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      FidVIPGrOpS               FidVIPGrOp2
                                               -------------------------   ----------------------
                                                  2003           2002         2003        2002
                                               -----------   -----------   ---------   ----------
Investment activity:
   Net investment income (loss) ............   $    64,085       194,834      (5,940)      17,948
   Realized gain (loss) on investments .....    (2,574,888)   (2,995,037)   (657,659)    (524,522)
   Change in unrealized gain (loss)
      on investments .......................     6,522,135    (4,782,673)  1,428,262   (1,090,777)
   Reinvested capital gains ................            --            --          --           --
                                               -----------   -----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     4,011,332    (7,582,876)    764,663   (1,597,351)
                                               -----------   -----------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............       140,908       353,295      55,143      467,399
   Transfers between funds .................    (1,070,457)   (2,623,199)   (553,816)    (410,147)
   Redemptions (note 3) ....................    (1,544,057)   (2,702,343)   (166,628)    (452,815)
   Annuity benefits ........................            --            --          --           --
   Annual contract maintenance charges
      (note 2) .............................            --            --          --           --
   Contingent deferred sales charges
      (note 2) .............................       (33,689)      (59,503)     (6,098)     (12,673)
   Adjustments to maintain reserves ........          (643)          (69)     (3,184)        (812)
                                               -----------   -----------   ---------   ----------
         Net equity transactions ...........    (2,507,938)   (5,031,819)   (674,583)    (409,048)
                                               -----------   -----------   ---------   ----------

Net change in contract owners' equity ......     1,503,394   (12,614,695)     90,080   (2,006,399)
Contract owners' equity beginning
   of period ...............................    34,909,704    58,328,065   7,176,456   11,651,703
                                               -----------   -----------   ---------   ----------
Contract owners' equity end of period ......   $36,413,098    45,713,370   7,266,536    9,645,304
                                               ===========   ===========   =========   ==========

CHANGES IN UNITS:
   Beginning units .........................     5,326,989     6,880,064   1,328,408    1,663,455
                                               -----------   -----------   ---------   ----------
   Units purchased .........................        77,890        44,783      35,590       76,680
   Units redeemed ..........................      (461,457)     (675,061)   (161,742)    (141,575)
                                               -----------   -----------   ---------   ----------
   Ending units ............................     4,943,422     6,249,786   1,202,256    1,598,560
                                               ===========   ===========   =========   ==========

                                                     FidVIPMCap               FidVIPMCapS
                                               ---------------------   -----------------------
                                                 2003        2002         2003         2002
                                               ---------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ............      (4,557)      6,925      (24,537)      77,231
   Realized gain (loss) on investments .....     (48,365)     19,528     (322,887)     298,733
   Change in unrealized gain (loss)
      on investments .......................     256,940     (91,262)   1,626,561     (807,415)
   Reinvested capital gains ................          --          --           --           --
                                               ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     204,018     (64,809)   1,279,137     (431,451)
                                               ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............      67,592      87,151      117,906       71,526
   Transfers between funds .................       7,030     478,711     (412,718)    (106,488)
   Redemptions (note 3) ....................    (103,074)   (217,477)    (926,369)    (849,697)
   Annuity benefits ........................          --          --           --           --
   Annual contract maintenance charges
      (note 2) .............................      (2,284)     (2,443)          --           --
   Contingent deferred sales charges
      (note 2) .............................      (1,623)     (5,622)     (28,510)     (30,120)
   Adjustments to maintain reserves ........          (4)         (7)        (586)         (56)
                                               ---------   ---------   ----------   ----------
         Net equity transactions ...........     (32,363)    340,313   (1,250,277)    (914,835)
                                               ---------   ---------   ----------   ----------

Net change in contract owners' equity ......     171,655     275,504       28,860   (1,346,286)
Contract owners' equity beginning
   of period ...............................   2,550,019   2,901,353   17,266,663   24,618,561
                                               ---------   ---------   ----------   ----------
Contract owners' equity end of period ......   2,721,674   3,176,857   17,295,523   23,272,275
                                               =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .........................     155,616     157,589    1,047,270    1,331,713
                                               ---------   ---------   ----------   ----------
   Units purchased .........................      30,570      23,398       50,065        3,969
   Units redeemed ..........................     (32,693)     (5,084)    (128,745)     (53,055)
                                               ---------   ---------   ----------   ----------
   Ending units ............................     153,493     175,903      968,590    1,282,627
                                               =========   =========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      FidVIPMCap2           FidVIPVaIS          FidVIPVaIS2         FrVIPRisDiv
                                               ------------------------   ---------------   -------------------   ---------------
                                                  2003          2002        2003    2002      2003        2002     2003      2002
                                               -----------   ----------   -------   -----   ---------   -------   -------   -----
Investment activity:
   Net investment income (loss) ............   $   (92,755)      45,418      (422)     (1)     (9,229)      (72)    3,931      (2)
   Realized gain (loss) on investments .....      (167,569)      55,633      (106)     --       2,787    (5,848)      (30)     --
   Change in unrealized gain (loss)
      on investments .......................     2,453,633     (664,967)   16,905     (59)    357,329    (2,321)   21,833    (116)
   Reinvested capital gains ................            --           --        --      --          --        --    19,108      --
                                               -----------   ----------   -------   -----   ---------   -------   -------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     2,193,309     (563,916)   16,377     (60)    350,887    (8,241)   44,842    (118)
                                               -----------   ----------   -------   -----   ---------   -------   -------   -----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............     3,527,391    3,384,853    78,116   1,882     878,153    77,624   364,580   6,472
   Transfers between funds .................        42,052     (298,901)       --      --     442,275    53,291     5,303      --
   Redemptions (note 3) ....................      (808,952)  (1,036,734)     (281)     --     (34,539)     (814)   (3,681)     --
   Annuity benefits ........................            --           --        --      --          --        --        --      --
   Annual contract maintenance charges
      (note 2) .............................            --           --        --      --          --        --        --      --
   Contingent deferred sales charges
      (note 2) .............................       (25,659)     (39,595)       (2)     --         (39)       (4)     (137)     --
   Adjustments to maintain reserves ........        (5,217)       1,114         3      (3)       (355)        2       (11)    108
                                               -----------   ----------   -------   -----   ---------   -------   -------   -----
         Net equity transactions ...........     2,729,615    2,010,737    77,836   1,879   1,285,495   130,099   366,054   6,580
                                               -----------   ----------   -------   -----   ---------   -------   -------   -----

Net change in contract owners' equity ......     4,922,924    1,446,821    94,213   1,819   1,636,382   121,858   410,896   6,462
Contract owners' equity beginning
   of period ...............................    24,940,094   26,713,910    63,181      --     809,528        --   245,943      --
                                               -----------   ----------   -------   -----   ---------   -------   -------   -----
Contract owners' equity end of period ......   $29,863,018   28,160,731   157,394   1,819   2,445,910   121,858   656,839   6,462
                                               ===========   ==========   =======   =====   =========   =======   =======   =====

CHANGES IN UNITS:
   Beginning units .........................     2,143,293    2,002,516     7,968      --     108,052        --    27,539      --
                                               -----------   ----------   -------   -----   ---------   -------   -------   -----
   Units purchased .........................       421,381      209,437     8,493     195     201,851    13,894    42,011     658
   Units redeemed ...................... ...      (163,280)     (46,190)      (37)     --     (38,788)      (85)     (460)     --
                                               -----------   ----------   -------   -----   ---------   -------   -------   -----
   Ending units ............................     2,401,394    2,165,763    16,424     195     271,115    13,809    69,090     658
                                               ===========   ==========   =======   =====   =========   =======   =======   =====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                  FrVIPForSec      GVITDMidCapI
                                               ----------------   ---------------
                                                 2003     2002     2003     2002
                                               --------   -----   -------   -----
Investment activity:
   Net investment income (loss) ............   $  1,804      --      (388)     --
   Realized gain (loss) on investments .....        (32)     --         5      --
   Change in unrealized gain (loss)
      on investments .......................      5,303     179    14,458     (15)
   Reinvested capital gains ................         --      --        --       5
                                               --------   -----   -------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      7,075     179    14,075     (10)
                                               --------   -----   -------   -----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............     61,524   7,035    79,593   1,579
   Transfers between funds .................        701      --       212      --
   Redemptions (note 3) ....................         --      --    (3,647)     --
   Annuity benefits ........................         --      --        --      --
   Annual contract maintenance charges
      (note 2) .............................         --      --        --      --
   Contingent deferred sales charges
      (note 2) .............................         --      --      (114)     --
   Adjustments to maintain reserves ........        (15)      1       (19)     (3)
                                               --------   -----   -------   -----
         Net equity transactions ...........     62,210   7,036    76,025   1,576
                                               --------   -----   -------   -----

Net change in contract owners' equity ......     69,285   7,215    90,100   1,566
Contract owners' equity beginning
   of period ...............................     42,825      --    68,339      --
                                               --------   -----   -------   -----
Contract owners' equity end of period ......   $112,110   7,215   158,439   1,566
                                               ========   =====   =======   =====

CHANGES IN UNITS:
   Beginning units .........................      5,514      --     8,310      --
                                               --------   -----   -------   -----
   Units purchased .........................      7,983     758     9,481     165
   Units redeemed ..........................        (22)     --      (472)     --
                                               --------   -----   -------   -----
   Ending units ............................     13,475     758    17,319     165
                                               ========   =====   =======   =====

                                                  GVITDMidCap2          GVITEmMrkts2
                                               -------------------   -----------------
                                                 2003       2002       2003     2002
                                               ---------   -------   -------   -------
Investment activity:
   Net investment income (loss) ............      (9,105)       54    (1,958)     (667)
   Realized gain (loss) on investments .....      46,473        (1)    1,489    (7,743)
   Change in unrealized gain (loss)
      on investments .......................     240,684    (6,945)   90,436   (41,917)
   Reinvested capital gains ................          --       429        --        --
                                               ---------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     278,052    (6,463)   89,967   (50,327)
                                               ---------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............   1,309,447     7,230   262,975   140,022
   Transfers between funds .................     (10,723)  128,223   (28,044)  229,434
   Redemptions (note 3) ....................     (61,076)     (459)  (44,473)   (2,389)
   Annuity benefits ........................          --        --        --        --
   Annual contract maintenance charges
      (note 2) .............................          --        --        --        --
   Contingent deferred sales charges
      (note 2) .............................      (1,808)       (4)   (1,660)       --
   Adjustments to maintain reserves ........        (200)       (8)     (186)      (53)
                                               ---------   -------   -------   -------
         Net equity transactions ...........   1,235,640   134,982   188,612   367,014
                                               ---------   -------   -------   -------

Net change in contract owners' equity ......   1,513,692   128,519   278,579   316,687
Contract owners' equity beginning
   of period ...............................   1,344,861        --   461,497        --
                                               ---------   -------   -------   -------
Contract owners' equity end of period ......   2,858,553   128,519   740,076   316,687
                                               =========   =======   =======   =======

CHANGES IN UNITS:
   Beginning units .........................     170,381        --    57,258        --
                                               ---------   -------   -------   -------
   Units purchased .........................     230,736    14,245    52,166    34,137
   Units redeemed ..........................     (75,364)      (48)  (29,634)     (218)
                                               ---------   -------   -------   -------
   Ending units ............................     325,753    14,197    79,790    33,919
                                               =========   =======   =======   =======

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                     GVITGvtBd               GVITIDAgg
                                               -----------------------   -------------------
                                                  2003          2002        2003       2002
                                               -----------   ---------   ---------   -------
Investment activity:
   Net investment income (loss) ............   $   476,984      19,596       2,071       860
   Realized gain (loss) on investments .....       148,411        (211)     (2,822)   (4,090)
   Change in unrealized gain (loss)
      on investments .......................        88,838      12,754     499,694    (7,674)
   Reinvested capital gains ................        40,363       1,842          --        47
                                               -----------   ---------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................       754,596      33,981     498,943   (10,857)
                                               -----------   ---------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............    16,479,112   1,423,886   2,918,840   362,696
   Transfers between funds .................      (235,729)  1,436,252      23,765        --
   Redemptions (note 3) ....................    (1,188,980)   (122,679)    (79,293)  (45,839)
   Annuity benefits ........................            --          --          --        --
   Annual contract maintenance charges
      (note 2) .............................            --          --          --        --
   Contingent deferred sales charges
      (note 2) .............................       (22,005)     (3,799)     (2,543)     (412)
   Adjustments to maintain reserves ........         1,617           7        (338)       (2)
                                               -----------   ---------   ---------   -------
         Net equity transactions ...........    15,034,015   2,733,667   2,860,431   316,443
                                               -----------   ---------   ---------   -------

Net change in contract owners' equity ......    15,788,611   2,767,648   3,359,374   305,586
Contract owners' equity beginning
   of period ...............................    20,858,722          --   2,116,196        --
                                               -----------   ---------   ---------   -------
Contract owners' equity end of period ......   $36,647,333   2,767,648   5,475,570   305,586
                                               ===========   =========   =========   =======

CHANGES IN UNITS:
   Beginning units .........................     1,894,099          --     255,545        --
                                               -----------   ---------   ---------   -------
   Units purchased .........................     2,866,441     277,918     356,928    35,760
   Units redeemed ..........................    (1,520,995)    (10,979)    (12,418)   (3,608)
                                               -----------   ---------   ---------   -------
   Ending units ............................     3,239,545     266,939     600,055    32,152
                                               ===========   =========   =========   =======

                                                     GVITIDCon                GVITIDMod
                                               ----------------------   ----------------------
                                                  2003        2002         2003         2002
                                               ----------   ---------   ----------   ---------
Investment activity:
   Net investment income (loss) ............      124,571       2,209      162,457      10,884
   Realized gain (loss) on investments .....      (13,276)          2       (5,956)       (129)
   Change in unrealized gain (loss)
      on investments .......................      496,911      (7,172)   3,830,406    (155,696)
   Reinvested capital gains ................           --           5           --          13
                                               ----------   ---------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      608,206      (4,956)   3,986,907    (144,928)
                                               ----------   ---------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............   14,413,730     640,044   38,022,454   4,250,122
   Transfers between funds .................    1,803,322     253,738    2,714,426     (20,410)
   Redemptions (note 3) ....................     (883,351)     (1,419)  (1,221,381)     (5,366)
   Annuity benefits ........................           --          --           --          --
   Annual contract maintenance charges
      (note 2) .............................           --          --           --          --
   Contingent deferred sales charges
      (note 2) .............................       (6,633)         --      (42,967)         --
   Adjustments to maintain reserves ........         (153)         (6)      (2,023)        (40)
                                               ----------   ---------   ----------   ---------
         Net equity transactions ...........   15,326,915     892,357   39,470,509   4,224,306
                                               ----------   ---------   ----------   ---------

Net change in contract owners' equity ......   15,935,121     887,401   43,457,416   4,079,378
Contract owners' equity beginning
   of period ...............................    8,755,969          --   20,515,389          --
                                               ----------   ---------   ----------   ---------
Contract owners' equity end of period ......   24,691,090     887,401   63,972,805   4,079,378
                                               ==========   =========   ==========   =========

CHANGES IN UNITS:
   Beginning units .........................      881,738          --    2,265,379          --
                                               ----------   ---------   ----------   ---------
   Units purchased .........................    1,824,022      89,295    4,669,348     424,173
   Units redeemed ..........................     (298,031)       (141)    (342,342)     (2,542)
                                               ----------   ---------   ----------   ---------
   Ending units ............................    2,407,729      89,154    6,592,385     421,631
                                               ==========   =========   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                     GVITIDModAgg             GVITIDModCon
                                               -----------------------   ----------------------
                                                   2003         2002        2003        2002
                                               -----------   ---------   ----------   ---------
Investment activity:
   Net investment income (loss) ............   $    34,028       4,246      131,101       8,158
   Realized gain (loss) on investments .....       (80,403)     (2,909)     (45,869)       (249)
   Change in unrealized gain (loss)
      on investments .......................     1,735,116     (65,417)   1,305,485     (35,758)
   Reinvested capital gains ................            --          66           --          14
                                               -----------   ---------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     1,688,741     (64,014)   1,390,717     (27,835)
                                               -----------   ---------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............    14,011,754   1,564,972   18,034,679   1,156,163
   Transfers between funds .................        83,947      28,945     (172,998)  1,742,619
   Redemptions (note 3) ....................      (643,889)     (1,831)    (554,160)     (8,591)
   Annuity benefits ........................            --          --           --          --
   Annual contract maintenance charges
      (note 2) .............................            --          --           --          --
   Contingent deferred sales charges
      (note 2) .............................       (31,207)         --      (14,082)         --
   Adjustments to maintain reserves ........          (745)        (10)        (779)        (23)
                                               -----------   ---------   ----------   ---------
         Net equity transactions ...........    13,419,860   1,592,076   17,292,660   2,890,168
                                               -----------   ---------   ----------   ---------

Net change in contract owners' equity ......    15,108,601   1,528,062   18,683,377   2,862,333
Contract owners' equity beginning
   of period ...............................     8,409,020          --   12,841,716          --
                                               -----------   ---------   ----------   ---------
Contract owners' equity end of period ......   $23,517,621   1,528,062   31,525,093   2,862,333
                                               ===========   =========   ==========   =========

CHANGES IN UNITS:
   Beginning units .........................       974,155          --    1,345,876          --
                                               -----------   ---------   ----------   ---------
   Units purchased .........................     1,684,201     159,419    2,051,211     292,127
   Units redeemed ..........................      (152,123)       (183)    (255,300)       (861)
                                               -----------   ---------   ----------   ---------
   Ending units ............................     2,506,233     159,236    3,141,787     291,266
                                               ===========   =========   ==========   =========

                                                      GVITMyMkt               GVITSmCapGr2
                                               ------------------------   -------------------
                                                   2003         2002        2003       2002
                                               -----------   ----------   ---------   -------
Investment activity:
   Net investment income (loss) ............       (65,948)       1,207     (10,437)     (962)
   Realized gain (loss) on investments .....            --           --      13,536    (7,823)
   Change in unrealized gain (loss)
      on investments .......................            --           --     286,365   (57,627)
   Reinvested capital gains ................            --           --          --        --
                                               -----------   ----------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................       (65,948)       1,207     289,464   (66,412)
                                               -----------   ----------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............    13,672,458    2,071,520     792,368   166,779
   Transfers between funds .................   (20,426,931)   4,627,934      52,267   404,765
   Redemptions (note 3) ....................    (5,258,597)  (1,294,262)    (38,371)  (68,296)
   Annuity benefits ........................            --           --          --        --
   Annual contract maintenance charges
      (note 2) .............................            --           --          --        --
   Contingent deferred sales charges
      (note 2) .............................       (49,541)     (53,554)     (1,137)     (606)
   Adjustments to maintain reserves ........          (202)          17        (427)      (38)
                                               -----------   ----------   ---------   -------
         Net equity transactions ...........   (12,062,813)   5,351,655     804,700   502,604
                                               -----------   ----------   ---------   -------

Net change in contract owners' equity ......   (12,128,761)   5,352,862   1,094,164   436,192
Contract owners' equity beginning
   of period ...............................    32,559,252           --   1,197,349        --
                                               -----------   ----------   ---------   -------
Contract owners' equity end of period ......    20,430,491    5,352,862   2,291,513   436,192
                                               ===========   ==========   =========   =======

CHANGES IN UNITS:
   Beginning units .........................     3,211,806           --     167,244        --
                                               -----------   ----------   ---------   -------
   Units purchased .........................    21,241,928      617,889     317,411    55,420
   Units redeemed ..........................   (22,421,314)     (86,102)   (206,285)   (5,345)
                                               -----------   ----------   ---------   -------
   Ending units ............................     2,032,420      531,787     278,370    50,075
                                               ===========   ==========   =========   =======

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                GVITSmCapVal        GVITSmCapVal2
                                               ---------------   -------------------
                                                 2003     2002      2003      2002
                                               --------   ----   ---------   -------
Investment activity:
   Net investment income (loss) ............   $   (117)    --       (7,717)     (127)
   Realized gain (loss) on investments .....        (24)    --       (8,880)     (985)
   Change in unrealized gain (loss)
      on investments .......................      3,507    (28)     272,141    15,270
   Reinvested capital gains ................         --     18           --     5,349
                                               --------    ---    ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      3,366    (10)     255,544   (11,033)
                                               --------    ---    ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............     95,780    791      840,339    15,713
   Transfers between funds .................       (150)    --      164,142   249,329
   Redemptions (note 3) ....................         (1)    --      (36,445)   (1,417)
   Annuity benefits ........................         --     --           --        --
   Annual contract maintenance charges
      (note 2) .............................         --     --           --        --
   Contingent deferred sales charges
      (note 2) .............................         --     --         (954)       (4)
   Adjustments to maintain reserves ........        (18)    (1)        (380)       (5)
                                               --------    ---    ---------   -------
         Net equity transactions ...........     95,611    790      966,702   263,616
                                               --------    ---    ---------   -------

Net change in contract owners' equity ......     98,977    780    1,222,246   252,583
Contract owners' equity beginning
   of period ...............................      8,098     --      799,034        --
                                               --------    ---    ---------   -------
Contract owners' equity end of period ......   $107,075    780    2,021,280   252,583
                                               ========    ===    =========   =======

CHANGES IN UNITS:
   Beginning units .........................      1,074     --      112,208        --
                                               --------    ---    ---------   -------
   Units purchased .........................     10,879     84      171,417    29,437
   Units redeemed ..........................        (22)    --      (43,503)     (156)
                                               --------    ---    ---------   -------
   Ending units ............................     11,931     84      240,122    29,281
                                               ========    ===    =========   =======

                                                 GVITSmComp         GVITSmComp2
                                               --------------   -------------------
                                                 2003    2002     2003        2002
                                               -------   ----   ---------   -------
Investment activity:
   Net investment income (loss) ............      (474)   --      (10,239)   (1,247)
   Realized gain (loss) on investments .....        19    --      (29,018)     (123)
   Change in unrealized gain (loss)
      on investments .......................    18,455   (22)     316,998   (50,188)
   Reinvested capital gains ................        --    --           --        --
                                               -------   ---    ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................    18,000   (22)     277,741   (51,558)
                                               -------   ---    ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............   149,393   808      943,317   386,272
   Transfers between funds .................     4,370    --      444,112   404,195
   Redemptions (note 3) ....................    (1,553)   --      (81,242)  (14,491)
   Annuity benefits ........................        --    --           --        --
   Annual contract maintenance charges
      (note 2) .............................        --    --           --        --
   Contingent deferred sales charges
      (note 2) .............................      (110)   --       (1,768)     (628)
   Adjustments to maintain reserves ........        (8)   (1)        (311)        4
                                               -------   ---    ---------   -------
         Net equity transactions ...........   152,092   807    1,304,108   775,352
                                               -------   ---    ---------   -------

Net change in contract owners' equity ......   170,092   785    1,581,849   723,794
Contract owners' equity beginning
   of period ...............................    38,430    --    1,141,193        --
                                               -------   ---    ---------   -------
Contract owners' equity end of period ......   208,522   785    2,723,042   723,794
                                               =======   ===    =========   =======

CHANGES IN UNITS:
   Beginning units .........................     4,671    --      135,334        --
                                               -------   ---    ---------   -------
   Units purchased .........................    17,826    82      173,047    74,954
   Units redeemed ..........................      (285)   --      (25,457)   (1,325)
                                               -------   ---    ---------   -------
   Ending units ............................    22,212    82      282,924    73,629
                                               =======   ===    =========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                         JanRMgLgCap          MFSInvGrS
                                                       --------------   -------------------
                                                        2003     2002     2003       2002
                                                       -------   ----   ---------   -------
Investment activity:
   Net investment income (loss) ....................   $   (42)   --      (12,545)     (351)
   Realized gain (loss) on investments .............       (39)   --         (136)   (5,436)
   Change in unrealized gain (loss)
      on investments ...............................      (766)   --      278,999   (18,910)
   Reinvested capital gains ........................        --    --           --        --
                                                       -------   ----   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................      (847)   --      266,318   (24,697)
                                                       -------   ----   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................    71,129    --    1,220,538   215,192
   Transfers between funds .........................       222    --      378,691    25,226
   Redemptions (note 3) ............................        --    --      (53,536)     (545)
   Annuity benefits ................................        --    --           --        --
   Annual contract maintenance charges
      (note 2) .....................................        --    --           --        --
   Contingent deferred sales charges
      (note 2) .....................................        --    --       (1,324)       --
   Adjustments to maintain reserves                         (2)   --         (439)      (34)
                                                       -------   ----   ---------   -------
         Net equity transactions ...................    71,349    --    1,543,930   239,839
                                                       -------   ----   ---------   -------

Net change in contract owners' equity ..............    70,502    --    1,810,248   215,142
Contract owners' equity beginning
   of period .......................................        --    --    1,026,789        --
                                                       -------   ----   ---------   -------
Contract owners' equity end of period ..............   $70,502    --    2,837,037   215,142
                                                       =======   ====   =========   =======

CHANGES IN UNITS:
   Beginning units .................................        --    --      137,254        --
                                                       -------   ----   ---------   -------
   Units purchased .................................     7,971    --      208,686    25,211
   Units redeemed ..................................    (1,322)   --       (7,811)      (57)
                                                       -------   ----   ---------   -------
   Ending units ....................................     6,649    --      338,129    25,154
                                                       =======   ====   =========   =======

                                                           MFSMidCapGrS           MFSNewDiscS
                                                       -------------------   -------------------
                                                         2003        2002       2003      2002
                                                       ---------   -------   ---------   -------
Investment activity:
   Net investment income (loss) ....................     (17,474)     (694)    (13,889)     (524)
   Realized gain (loss) on investments .............      (5,014)  (11,934)    (13,859)   (2,080)
   Change in unrealized gain (loss)
      on investments ...............................     493,992   (59,794)    342,881   (30,482)
   Reinvested capital gains ........................          --        --          --        --
                                                       ---------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................     471,504   (72,422)    315,133   (33,086)
                                                       ---------   -------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................   1,507,256   429,073   1,219,802   284,718
   Transfers between funds .........................      69,336    31,304     243,588   127,468
   Redemptions (note 3) ............................     (75,305)  (56,068)    (33,552)   (3,844)
   Annuity benefits ................................          --        --          --        --
   Annual contract maintenance charges
      (note 2) .....................................          --        --          --        --
   Contingent deferred sales charges
      (note 2) .....................................      (1,435)       --      (1,640)     (249)
   Adjustments to maintain reserves                         (955)      (22)       (434)     (128)
                                                       ---------   -------   ---------   -------
         Net equity transactions ...................   1,498,897   404,287   1,427,764   407,965
                                                       ---------   -------   ---------   -------

Net change in contract owners' equity ..............   1,970,401   331,865   1,742,897   374,879
Contract owners' equity beginning
   of period .......................................   1,804,391        --   1,374,831        --
                                                       ---------   -------   ---------   -------
Contract owners' equity end of period ..............   3,774,792   331,865   3,117,728   374,879
                                                       =========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units .................................     284,611        --     190,543        --
                                                       ---------   -------   ---------   -------
   Units purchased .................................     324,607    50,807     213,883    43,893
   Units redeemed ..................................    (100,426)   (4,976)    (18,188)     (402)
                                                       ---------   -------   ---------   -------
   Ending units ....................................     508,792    45,831     386,238    43,491
                                                       =========   =======   =========   =======

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                               MFSValS              OppCapApS
                                                       --------------------   ---------------------
                                                          2003       2002        2003        2002
                                                       ----------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ....................   $  (12,273)     (989)    (18,572)     (2,194)
   Realized gain (loss) on investments .............      (60,152)   (7,158)    (22,632)     (1,170)
   Change in unrealized gain (loss)
      on investments ...............................      327,713   (16,395)    784,433    (163,780)
   Reinvested capital gains ........................           --        --          --          --
                                                       ----------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................      255,288   (24,542)    743,229    (167,144)
                                                       ----------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................    1,799,903   285,306   3,758,330   1,378,700
   Transfers between funds .........................     (217,792)  187,213     488,013     212,513
   Redemptions (note 3) ............................      (43,383)   (8,421)   (133,423)    (28,231)
   Annuity benefits ................................           --        --          --          --
   Annual contract maintenance charges
      (note 2) .....................................           --        --          --          --
   Contingent deferred sales charges
      (note 2) .....................................         (935)       (2)     (3,830)     (1,161)
   Adjustments to maintain reserves ................         (533)       (2)     (1,358)       (117)
                                                       ----------   -------   ---------   ---------
         Net equity transactions ...................    1,537,260   464,094   4,107,732   1,561,704
                                                       ----------   -------   ---------   ---------

Net change in contract owners' equity ..............    1,792,548   439,552   4,850,961   1,394,560
Contract owners' equity beginning
   of period .......................................    1,894,709        --   3,964,545          --
                                                       ----------   -------   ---------   ---------
Contract owners' equity end of period ..............   $3,687,257   439,552   8,815,506   1,394,560
                                                       ==========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units .................................      221,613        --     514,036          --
                                                       ----------   -------   ---------   ---------
   Units purchased .................................      908,651    45,862     649,398     165,233
   Units redeemed ..................................     (726,856)     (789)   (137,385)     (2,831)
                                                       ----------   -------   ---------   ---------
   Ending units ....................................      403,408    45,073   1,026,049     162,402
                                                       ==========   =======   =========   =========

                                                            OppGlSec          OppGlSecS
                                                       --------------   ---------------------
                                                        2003     2002      2003        2002
                                                       -------   ----   ----------   ---------
Investment activity:
   Net investment income (loss) ....................        69    --         8,761      (2,731)
   Realized gain (loss) on investments .............       (90)   --       752,144     (13,645)
   Change in unrealized gain (loss)
      on investments ...............................    19,571    --       360,446     (95,983)
   Reinvested capital gains ........................        --    --            --          --
                                                       -------   ----   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................    19,550    --     1,121,351    (112,359)
                                                       -------   ----   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................   150,976    --     2,529,330     919,984
   Transfers between funds .........................        (1)   --     3,428,056     657,414
   Redemptions (note 3) ............................      (850)   --      (108,603)    (22,226)
   Annuity benefits ................................        --    --            --          --
   Annual contract maintenance charges
      (note 2) .....................................        --    --            --          --
   Contingent deferred sales charges
      (note 2) .....................................       (30)   --        (2,615)     (1,206)
   Adjustments to maintain reserves ................        (2)   --        (2,942)        (69)
                                                       -------   ----   ----------   ---------
         Net equity transactions ...................   150,093    --     5,843,226   1,553,897
                                                       -------   ----   ----------   ---------

Net change in contract owners' equity ..............   169,643    --     6,964,577   1,441,538
Contract owners' equity beginning
   of period .......................................    44,600    --     3,647,480          --
                                                       -------   ----   ----------   ---------
Contract owners' equity end of period ..............   214,243    --    10,612,057   1,441,538
                                                       =======   ====   ==========   =========

CHANGES IN UNITS:
   Beginning units .................................     5,633    --       462,585          --
                                                       -------   ----   ----------   ---------
   Units purchased .................................    18,956    --     5,570,829     154,088
   Units redeemed ..................................      (115)   --    (4,818,142)     (2,112)
                                                       -------   ----   ----------   ---------
   Ending units ....................................    24,474    --     1,215,272     151,976
                                                       =======   ====   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                           OppHighInc           OppMSFundS
                                                       ----------------   ---------------------
                                                         2003     2002       2003        2002
                                                       --------   -----   ---------   ---------
Investment activity:
   Net investment income (loss) ....................   $ 23,954      (1)     12,480      (2,451)
   Realized gain (loss) on investments .............      5,371      --     (32,679)        (81)
   Change in unrealized gain (loss)
      on investments ...............................     29,301    (100)    678,110     (82,878)
   Reinvested capital gains ........................         --      --          --          --
                                                       --------   -----   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................     58,626    (101)    657,911     (85,410)
                                                       --------   -----   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................    509,142   3,706   4,488,483   1,129,271
   Transfers between funds .........................      9,142      --     175,229     311,008
   Redemptions (note 3) ............................     (3,343)     --    (126,506)     (5,170)
   Annuity benefits ................................         --      --          --          --
   Annual contract maintenance charges
      (note 2) .....................................         --      --          --          --
   Contingent deferred sales charges
      (note 2) .....................................         --      --      (1,439)         --
   Adjustments to maintain reserves ................        (11)      2      (1,012)        (46)
                                                       --------   -----   ---------   ---------
         Net equity transactions ...................    514,930   3,708   4,534,755   1,435,063
                                                       --------   -----   ---------   ---------

Net change in contract owners' equity ..............    573,556   3,607   5,192,666   1,349,653
Contract owners' equity beginning
   of period .......................................    211,638      --   3,613,964          --
                                                       --------   -----   ---------   ---------
Contract owners' equity end of period ..............   $785,194   3,607   8,806,630   1,349,653
                                                       ========   =====   =========   =========

CHANGES IN UNITS:
   Beginning units .................................     21,980      --     443,060          --
                                                       --------   -----   ---------   ---------
   Units purchased .................................     49,894     377     581,696     143,905
   Units redeemed ..................................       (428)     --     (37,729)       (513)
                                                       --------   -----   ---------   ---------
   Ending units ....................................     71,446     377     987,027     143,392
                                                       ========   =====   =========   =========

                                                           OppMSSmCap          OppStratBdS
                                                       ----------------   ---------------------
                                                        2003      2002       2003       2002
                                                       -------   ------   ---------   ---------
Investment activity:
   Net investment income (loss) ....................      (731)      --     325,185        (138)
   Realized gain (loss) on investments .............    (1,161)      --      29,280          (8)
   Change in unrealized gain (loss)
      on investments ...............................    31,074       36     216,975     (12,016)
   Reinvested capital gains ........................        --       --          --          --
                                                       -------   ------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................    29,182       36     571,440     (12,162)
                                                       -------   ------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................   151,804   18,275   4,633,796     620,950
   Transfers between funds .........................      (334)      --     881,936     784,580
   Redemptions (note 3) ............................      (365)      --    (435,915)    (20,635)
   Annuity benefits ................................        --       --          --          --
   Annual contract maintenance charges
      (note 2) .....................................        --       --          --          --
   Contingent deferred sales charges
      (note 2) .....................................       (13)      --     (16,250)        (49)
   Adjustments to maintain reserves ................       (15)      (2)        308         (15)
                                                       -------   ------   ---------   ---------
         Net equity transactions ...................   151,077   18,273   5,063,875   1,384,831
                                                       -------   ------   ---------   ---------

Net change in contract owners' equity ..............   180,259   18,309   5,635,315   1,372,669
Contract owners' equity beginning
   of period .......................................    66,169       --   4,126,784          --
                                                       -------   ------   ---------   ---------
Contract owners' equity end of period ..............   246,428   18,309   9,762,099   1,372,669
                                                       =======   ======   =========   =========

CHANGES IN UNITS:
   Beginning units .................................     7,916       --     393,065          --
                                                       -------   ------   ---------   ---------
   Units purchased .................................    17,714    1,829     607,187     138,587
   Units redeemed ..................................      (107)      --    (146,384)     (1,977)
                                                       -------   ------   ---------   ---------
   Ending units ....................................    25,523    1,829     853,868     136,610
                                                       =======   ======   =========   =========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                          PVTDiscGro       PVTGroInc        PVTIntEq        PVTSmCapVal
                                                       ---------------   -------------   --------------   ----------------
                                                         2003     2002    2003    2002    2003     2002    2003      2002
                                                       --------   ----   ------   ----   -------   ----   -------   ------
Investment activity:
   Net investment income (loss) ....................   $   (317)   --       (49)   --        544     --      (232)      (8)
   Realized gain (loss) on investments .............        (45)   --       534    --        192     --      (267)      --
   Change in unrealized gain (loss)
      on investments ...............................     19,284    --       218    --     11,833     --    33,474       (8)
   Reinvested capital gains ........................         --    --        --    --         --     --        --       --
                                                       --------   ----   ------   ----   -------   ----   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................     18,922    --       703    --     12,569     --    32,975      (16)
                                                       --------   ----   ------   ----   -------   ----   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................     97,249    --     8,215    --    110,751    227    92,143   48,499
   Transfers between funds .........................        814    --    25,360    --        364     --    (1,120)      --
   Redemptions (note 3) ............................       (765)   --      (183)   --     (1,162)    --      (280)      --
   Annuity benefits ................................         --    --        --    --         --     --        --       --
   Annual contract maintenance charges
      (note 2) .....................................         --    --        --    --         --     --        --       --
   Contingent deferred sales charges
      (note 2) .....................................         --    --       (20)   --        (10)    --        (5)      --
   Adjustments to maintain reserves ................         (5)   --       (13)   --         13      3        (7)      (2)
                                                       --------   ----   ------   ----   -------   ----   -------   ------
         Net equity transactions ...................     97,293    --    33,359    --    109,956    230    90,731   48,497
                                                       --------   ----   ------   ----   -------   ----   -------   ------

Net change in contract owners' equity ..............    116,215    --    34,062    --    122,525    230   123,706   48,481
Contract owners' equity beginning
   of period .......................................    120,649    --        --    --     85,177     --    97,793       --
                                                       --------   ----   ------   ----   -------   ----   -------   ------
Contract owners' equity end of period ..............   $236,864    --    34,062    --    207,702    230   221,499   48,481
                                                       ========   ====   ======   ====   =======   ====   =======   ======

CHANGES IN UNITS:
   Beginning units .................................     14,682    --        --    --     10,482     --    12,608       --
                                                       --------   ----   ------   ----   -------   ----   -------   ------
   Units purchased .................................     11,552    --     4,564    --     13,949     24    12,111    4,937
   Units redeemed ..................................       (109)   --    (1,360)   --       (211)    --      (304)      --
                                                       --------   ----   ------   ----   -------   ----   -------   ------
   Ending units ....................................     26,125    --     3,204    --     24,220     24    24,415    4,937
                                                       ========   ====   ======   ====   =======   ====   =======   ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                 STICVTCapAp     STICVTMidCap    STICVTValInc          VKCom2
                                               --------------   -------------   -------------   ---------------------
                                                 2003    2002    2003    2002    2003    2002      2003       2002
                                               -------   ----   ------   ----   ------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ............   $    (7)   --        (4)   --        (5)   --       11,458      (2,062)
   Realized gain (loss) on investments .....        --    --        --    --        --    --      (76,102)     (1,555)
   Change in unrealized gain (loss)
      on investments .......................      (108)   --       (34)   --       (55)   --       930,758   (148,592)
   Reinvested capital gains ................        --    --        --    --        --    --           --         439
                                               -------   ----   ------   ----   ------   ----   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      (115)   --       (38)   --       (60)   --      866,114    (151,770)
                                               -------   ----   ------   ----   ------   ----   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............    30,000    --    15,000    --    20,000    --    3,212,197     858,277
   Transfers between funds .................        --    --        --    --        --    --      378,868     856,224
   Redemptions (note 3) ....................        --    --        --    --        --    --     (154,649)    (18,007)
   Annuity benefits ........................        --    --        --    --        --    --           --          --
   Annual contract maintenance charges
      (note 2) .............................        --    --        --    --        --    --           --          --
   Contingent deferred sales charges
      (note 2) .............................        --    --        --    --        --    --       (3,877)         --
   Adjustments to maintain reserves ........      (174)   --        91    --      (159)   --         (668)       (285)
                                               -------   ----   ------   ----   ------   ----   ---------   ---------
         Net equity transactions ...........    29,826    --    15,091    --    19,841    --    3,431,871   1,696,209
                                               -------   ----   ------   ----   ------   ----   ---------   ---------

Net change in contract owners' equity ......    29,711    --    15,053    --    19,781    --    4,297,985   1,544,439
Contract owners' equity beginning
   of period ...............................        --    --        --    --        --    --    4,464,450          --
                                               -------   ----   ------   ----   ------   ----   ---------   ---------
Contract owners' equity end of period ......   $29,711    --    15,053    --    19,781    --    8,762,435   1,544,439
                                               =======   ====   ======   ====   ======   ====   =========   =========

CHANGES IN UNITS:
   Beginning units .........................        --    --        --    --        --    --      555,025          --
                                               -------   ----   ------   ----   ------   ----   ---------   ---------
   Units purchased .........................     2,777    --     1,343    --     1,724    --      543,129     173,660
   Units redeemed ..........................        --    --        --    --        --    --     (128,031)     (1,786)
                                               -------   ----   ------   ----   ------   ----   ---------   ---------
   Ending units ............................     2,777    --     1,343    --     1,724    --      970,123     171,874
                                               =======   ====   ======   ====   ======   ====   =========   =========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                     VKEmGr2           VKCorPlus2     VKUSRealEst2      VISLgCapGr2
                                               --------------------   ------------   -------------   -----------------
                                                  2003       2002     2003    2002    2003    2002     2003     2002
                                               ----------   -------   -----   ----   ------   ----   -------   -------
Investment activity:
   Net investment income (loss) ............   $  (19,112)     (514)     (4)   --      (111)   --     (2,651)      (17)
   Realized gain (loss) on investments .....      (54,643)       (5)     --    --       898    --       (896)       --
   Change in unrealized gain (loss)
      on investments .......................      434,571   (32,063)    (17)   --       104    --     61,201    (3,207)
   Reinvested capital gains ................           --        --      --    --        --    --         --        --
                                               ----------   -------   -----   ----   ------   ----   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      360,816   (32,582)    (21)   --       891    --     57,654    (3,224)
                                               ----------   -------   -----   ----   ------   ----   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............    1,827,002   327,477   4,363    --    42,690    --    391,505   123,852
   Transfers between funds .................      134,316    70,868     705    --     9,400    --      4,936        --
   Redemptions (note 3) ....................      (66,618)     (759)     --    --        --    --    (13,045)       --
   Annuity benefits ........................           --        --      --    --        --    --         --        --
   Annual contract maintenance charges
      (note 2) .............................           --        --      --    --        --    --         --        --
   Contingent deferred sales charges
      (note 2) .............................       (1,374)       --      --    --        --    --       (572)       --
   Adjustments to maintain reserves ........         (416)      (37)     --    --         2    --        (89)       (2)
                                               ----------   -------   -----   ----   ------   ----   -------   -------
         Net equity transactions ...........    1,892,910   397,549   5,068    --    52,092    --    382,735   123,850
                                               ----------   -------   -----   ----   ------   ----   -------   -------

Net change in contract owners' equity ......    2,253,726   364,967   5,047    --    52,983    --    440,389   120,626
Contract owners' equity beginning
   of period ...............................    1,825,726        --      --    --        --    --    469,174        --
                                               ----------   -------   -----   ----   ------   ----   -------   -------
Contract owners' equity end of period ......   $4,079,452   364,967   5,047    --    52,983    --    909,563   120,626
                                               ==========   =======   =====   ====   ======   ====   =======   =======

CHANGES IN UNITS:
   Beginning units .........................      261,630        --      --    --        --    --     56,581        --
                                               ----------   -------   -----   ----   ------   ----   -------   -------
   Units purchased .........................      307,361    42,925     503    --     9,072    --     46,861    12,938
   Units redeemed ..........................      (49,154)      (81)     --    --    (4,241)   --     (1,759)       --
                                               ----------   -------   -----   ----   ------   ----   -------   -------
   Ending units ............................      519,837    42,844     503    --     4,831    --    101,683    12,938
                                               ==========   =======   =====   ====   ======   ====   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                               VISLgCapVal2            VISModGr2
                                            ------------------   --------------------
                                              2003      2002        2003       2002
                                            --------   -------   ----------   -------
Investment activity:
   Net investment income (loss) .........   $   (734)      (14)       1,688      (128)
   Realized gain (loss) on investments ..     (3,742)       --      (19,592)       (1)
   Change in unrealized gain (loss)
      on investments ....................    126,046    (2,123)     703,890     1,062
   Reinvested capital gains .............         --        --      110,345        --
                                            --------   -------   ----------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    121,570    (2,137)     796,331       933
                                            --------   -------   ----------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    334,487   115,474    6,367,822   440,558
   Transfers between funds ..............     (2,923)       --      133,879        --
   Redemptions (note 3) .................     (5,605)       --     (273,041)       --
   Annuity benefits .....................         --        --           --        --
   Annual contract maintenance charges
      (note 2) ..........................         --        --           --        --
   Contingent deferred sales charges
      (note 2) ..........................       (154)       --       (5,700)       --
   Adjustments to maintain reserves .....       (131)       (6)      10,841         6
                                            --------   -------   ----------   -------
         Net equity transactions ........    325,674   115,468    6,233,801   440,564
                                            --------   -------   ----------   -------

Net change in contract owners' equity ...    447,244   113,331    7,030,132   441,497
Contract owners' equity beginning
   of period ............................    520,862        --    6,621,646        --
                                            --------   -------   ----------   -------
Contract owners' equity end of period ...   $968,106   113,331   13,651,778   441,497
                                            ========   =======   ==========   =======

CHANGES IN UNITS:
   Beginning units ......................     65,516        --      715,334        --
                                            --------   -------   ----------   -------
   Units purchased ......................     42,025    12,001      694,052    44,640
   Units redeemed .......................     (1,212)       --      (32,333)       --
                                            --------   -------   ----------   -------
   Ending units .........................    106,329    12,001    1,377,053    44,640
                                            ========   =======   ==========   =======

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT-7

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 2003 and 2002
                                  (UNAUDITTED)

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                  AIM VIF - Basic Value Fund - Series II Shares
                     (AIMBValue2)
                  AIM VIF - Capital Appreciation Fund - Series II Shares
                     (AIMCapAp2)
                  AIM VIF - Capital Development Fund - Series I Shares
                     (AIMCapDev)
                  AIM VIF - International Growth Fund - Series II Shares
                     (AIMIntGr2)
                     (formerly AIM VIP - International Equity Fund - Series II
                        Shares)
                  AIM VIF - Mid Cap Core Equity Fund - Series I Shares
                     (AIMMidCore)
                  AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq) AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)

               Portfolios of the Alliance Variable Products Series Fund, Inc.
                  (Alliance VPSF);
                  Alliance VPSF - AllianceBernstein Growth & Income Portfolio -
                     Class B (AlGrIncB)
                  Alliance VPSF - AllianceBernstein International Value
                     Portfolio - Class B (AlIntlValB)
                  Alliance VPSF - AllianceBernstein Small Cap Value Portfolio -
                     Class B (AlSmCapValB)
                  Alliance VPSF - AllianceBernstein Premier Growth Portfolio -
                     Class B (AlPremGrB)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Dreyfus Stock Index Fund, Inc. - Service Shares (DryStkIxS)

               Portfolios of the Federated Insurance Series (Federated IS);
                  Federated IS - American Leaders Fund II - Primary Shares
                     (FedAmLeadS)*
                  Federated IS - American Leaders Fund II - Service Shares
                     (FedAmLeadS)
                  Federated IS - Capital Appreciation Fund II - Service Shares
                     (FedCapApS)
                  Federated IS - Growth Strategies Fund II (FedGrStrat) Federated IS - High Income Bond Fund II - Primary Shares
                     (FedHiInc)*
                  Federated IS - High Income Bond Fund II - Service Shares
                     (FedHiIncS)
                  Federated IS - International Equity Fund II (FedIntEq) Federated IS - Quality Bond Fund II - Primary Shares
                     (FedQualBd)
                  Federated IS - Quality Bond Fund II - Service Shares
                     (FedQualBdS)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

               Fidelity(R) Contrafund(R) (FidContra)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                     (FidVIPEI)
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class
                     (FidVIPEIS)
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
                     (FidVIPEI2)
                  Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr) Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity(R) VIP - Growth Portfolio - Service Class 2
                     (FidVIPGr2)
                  Fidelity(R) VIP - High Income Portfolio - Initial Class
                     (FidVIPHI)
                  Fidelity(R) VIP - High Income Portfolio - Service Class
                     (FidVIPHIS)
                  Fidelity(R) VIP - High Income Portfolio - Service Class 2
                     (FidVIPHI2)
                  Fidelity(R) VIP - Money Market Portfolio - Initial Class
                     (FidVIPMMkt)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class
                     (FidVIPOv)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class
                     (FidVIPOvS)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class 2
                     (FidVIPOvS2)
                  Fidelity(R) VIP - Value Portfolio - Service Class
                     (FidVIPVal)
                  Fidelity(R) VIP - Value Portfolio - Service Class 2
                     (FidVIPVal2)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund II
                  (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
                     (FidVIPAM)
                  Fidelity(R) VIP II - Asset Manager Portfolio - Service Class
                     (FidVIPAMS)
                  Fidelity(R) VIP II - Asset Manager Portfolio - Service Class 2
                     (FidVIPAM2)
                  Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Initial
                     Class (FidVIPAMGr)
                  Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service
                     Class (FidVIPAMGrS)
                  Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service
                     Class 2 (FidVIPAMGrS2)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
                     (FidVIPCon)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
                     (FidVIPConS)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
                     (FidVIPCon2)
                  Fidelity(R) VIP II - Index 500 Portfolio - Initial Class
                     (FidVIPI500)
                  Fidelity(R) VIP II - Investment Grade Bond Portfolio - Initial
                     Class (FidVIPIGBd)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  Fund III (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Aggressive Growth Portfolio - Service
                     Class (FidVIPAgGrS)
                  Fidelity(R) VIP III - Aggressive Growth Portfolio - Service
                     Class 2 (FidVIPAgGr2)
                  Fidelity(R) VIP III - Balanced Portfolio - Initial Class
                     (FidVIPBal)
                  Fidelity(R) VIP III - Balanced Portfolio - Service Class
                     (FidVIPBalS)
                  Fidelity(R) VIP III - Balanced Portfolio - Service Class 2
                     (FidVIPBal2)
                  Fidelity(R) VIP III - Dynamic Capital Appreciation Fund -
                     Service Class (FidVIPDyCapS)
                  Fidelity(R) VIP III - Dynamic Capital Appreciation Fund -
                     Service Class 2 (FidVIPDyCap2)
                  Fidelity(R) VIP III - Growth & Income Portfolio - Initial
                     Class (FidVIPGrIn)
                  Fidelity(R) VIP III - Growth & Income Portfolio - Service
                     Class (FidVIPGrInS)
                  Fidelity(R) VIP III - Growth & Income Portfolio - Service
                     Class 2 (FidVIPGrIn2)
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial
                     Class (FidVIPGrOp)
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Service
                     Class (FidVIPGrOpS)
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Service
                     Class 2 (FidVIPGrOp2)
                  Fidelity(R) VIP III - Mid Cap Portfolio - Initial Class
                     (FidVIPMCap)
                  Fidelity(R) VIP III - Mid Cap Portfolio - Service Class
                     (FidVIPMCapS)
                  Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
                     (FidVIPMCap2)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service
                     Class (FidVIPVaIS)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service
                     Class 2 (FidVIPVaIS2)

               Portfolios of the Franklin Templeton Variable Insurance Products
                  Trust (Franklin Templeton VIP);
                  Franklin Templeton VIP - Franklin Rising Dividends Securities
                     Fund - Class I (FrVIPRisDiv)
                  Franklin Templeton VIP - Templeton Foreign Securities Fund -
                     Class I (FrVIPForSec)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
                  GVIT)
               (formerly Nationwide Separate Account Trust) (managed for a fee by an affiliated investment advisor);
                  Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                     (GVITDMidCapI)
                  Gartmore GVIT Dreyfus Mid Cap Index Fund - Class II
                     (GVITDMidCap2)
                  Gartmore GVIT Emerging Markets Fund - Class II (GVITEmMrkts2) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                  Gartmore GVIT ID Conservative Fund (GVITIDCon)
                  Gartmore GVIT ID Moderate Fund (GVITIDMod)
                  Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)

               Portfolio of the Janus Aspen Series (Janus AS);
                  Janus AS - Risk-Managed Large Cap Core Portfolio - Service
                     Shares (JanRMgLgCap)

               Portfolios of the MFS(R) Variable Insurance Trust(SM) (MFS(R)
               VIT);
                  MFS(R) VIT - Investors Growth Series - Service Class
                    (MFSInvGrS)
                  MFS(R) VIT - Mid Cap Growth Series - Service Class
                     (MFSMidCapGrS)
                  MFS(R) VIT - New Discovery Series - Service Class
                     (MFSNewDiscS)
                  MFS(R) VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Oppenheimer Variable Annuity;
                  Oppenheimer Capital Appreciation Fund/VA - Service Class
                     (OppCapApS)
                  Oppenheimer Global Securities Fund/VA - Initial Class
                     (OppGlSec)
                  Oppenheimer Global Securities Fund/VA - Service Class
                     (OppGlSecS)
                  Oppenheimer High Income Fund/VA - Initial Class (OppHighInc) Oppenheimer Main Street(R) Fund/VA - Service Class
                     (OppMSFundS)
                     (formerly Oppenheimer Main Street Growth & Income Fund/VA -
                        Service Class)
                  Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class
                     (OppMSSmCap)
                  Oppenheimer Strategic Bond Fund/VA - Service Class
                     (OppStratBdS)

               Portfolios of the Putnam Variable Trust (Putnam VT);
                  Putnam VT Discovery Growth Fund - IB Shares (PVTDiscGro)
                     (formerly Putnam VT Voyager Fund - IB Shares)
                  Putnam VT Growth & Income Fund - IB Shares (PVTGroInc)
                  Putnam VT International Equity Fund - IB Shares (PVTIntEq)
                     (formerly Putnam VT International Growth Fund - IB Shares)
                  Putnam VT Small Cap Value - IB Shares (PVTSmCapVal)

               Portfolios of the STI Classic Variable Trust;
                  STI Classic Variable Trust Capital Appreciation Fund
                     (STICVTCapAp)
                  STI Classic Variable Trust Mid-Cap Equity Fund
                     (STICVTMidCap)
                  STI Classic Variable Trust Value Income Stock Fund
                     (STICVTValInc)

               Portfolios of the Van Kampen Life Investment Trust (Van Kampen
                  LIT);
                  Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
                  Van Kampen LIT - Emerging Growth Portfolio - Class II
                     (VKEmGr2)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

               Portfolios of The Van Kampen Universal Institutional Funds, Inc.
                  (Van Kampen UIF);
                  Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
                     (VKCorPlus2)
                  Van Kempen UIF - U.S. Real Estate Portfolio - Class II
                     (VKUSRealEst2)

               Portfolios of the VISION Group of Funds;
                  VISION Group of Funds - Large Cap Growth Fund II (VISLgCapGr2) VISION Group of Funds - Large Cap Value Fund II (VISLgCapVal2) VISION Group of Funds - Managed Allocation Fund - Moderate
                     Growth II (VISModGr2)

               *At June 30, 2003, contract owners have not invested in this fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2003. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge, not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The contract owner may elect options related to their contract. Charges related to these options are described in more detail in the applicable product prospectus.

     For contracts with the Extra Value (EV) option, the Company contributed approximately $2.9 and $1.7 million to the Account in the form of bonus credits for the six month periods ended June 30, 2003 and 2002, respectively.

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

The following table provides mortality and expense risk charges by asset fee rates for the six month period ended June 30, 2003.

                  Total      AIMBValue2   AIMCapAp2   AIMCapDev   AIMIntGr2   AIMMidCore   AIMPreEq   AIMPreEq2
                ----------   ----------   ---------   ---------   ---------   ----------   --------   ---------
0.95% .......   $1,198,393      8,810         790         --        1,802         318        287          464
1.00% .......      846,071      3,651          28         --          312          --         --          157
1.05% .......      180,752        599          17         --           45          --         --           --
1.10% .......      348,611      2,397         741        201          243         729        212        1,111
1.15% .......      124,175      1,152         326         --           98          --         --           85
1.20% .......       55,540        596          19         --           35          27         40           23
1.25% .......       57,552      1,091         269         --           82          --         --           51
1.30% .......      447,418        840          72         --          141          --         --           --
1.35% .......       12,172         86          --         --           53          21         16           20
1.40% .......    3,908,930     11,387       1,835         --          991          --         --        2,331
1.45% .......      117,966        159           6         --           80          --         --          110
1.50% .......       52,585        299           5         --           --          --         --           --
1.55% .......       68,596      2,752         835         --          224          --         --          607
1.60% .......       93,505      3,227         246         --          340          --         --          372
1.65% .......       17,298        177          75         --            9          --         --           --
1.70% .......       10,159        598         336         --           26          --         --           52
1.75% .......       17,031        390          13         --           19          --         --           59
1.80% .......        9,689         93           2         --           10          --         --           71
1.85% .......      520,826      3,508         189         --          388          --         --          827
1.90% .......      272,328        843          --         --           34          --         --           --
1.95% .......       31,715        283          --         --           --          --         --           --
2.00% .......      302,894      1,949         728         --          480          26         15          613
2.05% .......      109,631        786         142         --           82          --         --           51
2.10% .......       31,700        145          57         --           36          --         --           36
2.15% .......       36,212      1,158         111         --           --          --         --            1
2.20% .......       24,653        294         194         --           --          17         10           --
2.25% .......       17,379         14          12         --            6          --         --           16
2.30% .......       26,776      1,475       1,295         --          176          --         --           66
2.35% .......        2,401         --         280         --           --          --         --           --
2.40% .......        5,066         27          --         --           --          --         --           --
2.45% .......       28,596         76         545         --           --          --         --           --
2.50% .......        8,321        200          --         --            2          --         --           --
2.55% .......        4,498         --          --         --           --          --         --           --
2.60% .......        3,994         --          --         --           --          --         --           --
2.65% .......        2,392         26          --         --           --          --         --           --
2.70% .......        1,777         --          --         --           --          --         --           --
2.75% .......          267         --          --         --            1          --         --           --
2.85% .......          104         --          --         --           --          --         --           --
2.90% .......          187         14          --         --           --          --         --           --
3.15% .......          160         27          --         --           --          --         --           --
                ----------     ------       -----        ---        -----       -----        ---        -----
   Total ....   $8,998,320     49,129       9,168        201        5,715       1,138        580        7,123
                ==========     ======       =====        ===        =====       =====        ===        =====

                AlGrIncB   AlIntlValB   AISmCapValB   AlPremGrB   DrySmCapIxS   DrySRGro   DryStkIx   DryStklxS
                --------   ----------   -----------   ---------   -----------   --------   --------   ---------
0.95% .......    $2,715      3,396         5,257        1,612         115          --       1,132         3
1.00% .......       528        332         3,258          242          --          --          --        11
1.05% .......       105        767           383          217          --          --          --        --
1.10% .......     3,148      1,313         2,727          590         601         260       1,125        99
1.15% .......     1,870        804         2,149          314          --          --          --         4
1.20% .......       513        100           377           16          19          --          --        --
1.25% .......       699         64           561            2          --           9          --        --
1.30% .......       253        269           309          136          --          --          --        --
1.35% .......        11         20           127           --          38          --          29         3
1.40% .......     1,256      2,959         5,609          697          --          --          --         5
1.45% .......        31        148           123          232          --          --          --        --
1.50% .......        95         67            69           --          --          --          18        --
1.55% .......       691        715         1,564           61          --          --          --        --
1.60% .......     1,563      1,578         1,013          566          --          --          --        --
1.65% .......        96         30            23           16          --          --          --        --
1.70% .......        16        311           665           --          --          --          --        --
1.75% .......       596        792           582          111          --          --          --        --
1.80% .......         1          3           101           --          --          --          --        --

Continued

                AlGrIncB   AlIntlValB   AISmCapValB   AlPremGrB   DrySmCapIxS   DrySRGro   DryStkIx   DryStklxS
                --------   ----------   -----------   ---------   -----------   --------   --------   ---------
1.85% .......     2,670       3,262        3,062        1,658          --          --          67          9
1.90% .......       130         117          835           33          --          --          --         --
1.95% .......       127         107          189           --          --          --          --         --
2.00% .......     2,245       1,344        2,640        1,267           6          15          61          3
2.05% .......       177         179           89          351          --          --          --         --
2.10% .......        80          82          270            1           1          --          --         --
2.15% .......       102          67          840            9          --          --          --         10
2.20% .......       205         180          358          221          11          --          --          2
2.25% .......        59          22          973           --          --          --          --         --
2.30% .......       375         283          778          126          --          --          --         --
2.40% .......         5           4            7           --          --          --          --         --
2.45% .......       308          77          206           --          --          --          --         --
2.50% .......        81           3           11            3          --          --          --         --
2.55% .......         5           4           17           --          --          --          --         --
2.60% .......        --         209          180           --          --          --          --         --
2.65% .......        --          --          306           49          --          --          --         --
2.70% .......        --          --            3           --          --          --          --         --
2.75% .......        25           1           --            2          --          --          --         --
2.85% .......        --          27           26           --          --          --          --         --
2.90% .......        --           7           --           --          --          --          --         --
3.15% .......        28          --           --           --          --          --          --         --
                -------      ------       ------        -----         ---         ---       -----        ---
   Total ....   $20,809      19,643       35,687        8,532         791         284       2,432        149
                =======      ======       ======        =====         ===         ===       =====        ===

                FedAmLeadS   FedCapApS   FedGrStrat   FedHiIncS   FedIntEq   FedQualBd   FedQualBdS   FidVIPEI
                ----------   ---------   ----------   ---------   --------   ---------   ----------   --------
0.95% .......     $  468         382        326         4,972        27        1,267        6,169           --
1.00% .......        172         222         --         2,501        --           --        1,328           --
1.05% .......         19          34         --           123        --           --          204           --
1.10% .......        159         261        521         2,916       122        4,887        4,574           --
1.15% .......        155         584         --         3,564        --           69        2,296           --
1.20% .......         22          33         --           431        --           60        1,356           --
1.25% .......         --          --         --           392        --           68          677           --
1.30% .......        354         156         --           489        --           --        1,005       25,955
1.35% .......         17          --         25            44        --           74          182           --
1.40% .......        177         297         --         5,943        --          140        4,487      258,957
1.45% .......          1           2         --           328        --           --          106        8,828
1.50% .......         --          --         --             5        --           --           64        5,300
1.55% .......         --         168         --           953        --           --        1,938           --
1.60% .......        116         124         --         1,545        --           --        2,549           --
1.65% .......         --          17         --            16        --           --           26           --
1.70% .......         15          --         --            24        --           --          559           --
1.75% .......         --         266         --            --        --           --           84           --
1.80% .......         --          --         --            62        --           --            2           --
1.85% .......         21         268         --         2,951        --           81        8,099           --
1.90% .......          1          62         --         1,011        --           --        1,583           --
1.95% .......         --          --         --           169        --           --          181           --
2.00% .......        599         717          1         2,736        --          709        7,461           --
2.05% .......          8         202         --           422        --           33          972           --
2.10% .......         41          18          1            61        --            1          231           --
2.15% .......         --          --         --           688        --           --          372           --
2.20% .......         15          --         --           264        --           --           98           --
2.25% .......         10          11         --            61        --           --          235           --
2.30% .......        129         125         --           610        --           --          516           --
2.40% .......         --          --         --            --        --           --          615           --
2.45% .......         --          --         --           153        --           --          154           --
2.50% .......         75          --         --            --        --           --           --           --
2.60% .......         --          --         --            --        --           --          266           --
2.65% .......         --          --         --           280        --           --           --           --
2.75% .......         --          --         --             1        --           --           --           --
3.15% .......         27          --         --            --        --           --           --           --
                  ------       -----        ---        ------       ---        -----       ------      -------
   Total ....     $2,601       3,949        874        33,715       149        7,389       48,389      299,040
                  ======       =====        ===        ======       ===        =====       ======      =======

                FidVIPEIS   FidVIPEI2   FidVIPGr   FidVIPGrS   FidVIPGr2   FidVIPHI   FidVIPHIS   FidVIPHI2
                ---------   ---------   --------   ---------   ---------   --------   ---------   ---------
0.95% .......    $ 65,525     29,260       --        93,513      32,957       --        52,647     10,631
1.00% .......      58,767      6,386       --        87,422      12,624       --        37,205      5,561
1.05% .......      14,084      1,183       --        17,499       1,168       --         7,838        539
1.10% .......       2,829     17,664       --         1,703      16,168       --           520      7,473
1.15% .......         305      8,933       --           985       5,013       --           291      2,749
1.20% .......         172      1,517       --           489       1,951       --           174        559

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

Continued

                FidVIPEIS   FidVIPEI2   FidVIPGr   FidVIPGrS   FidVIPGr2   FidVIPHI   FidVIPHIS   FidVIPHI2
                ---------   ---------   --------   ---------   ---------   --------   ---------   ---------
1.25% .......          86      3,743          --        322       2,196          --         37        887
1.30% .......          36        363      34,017         70         271      20,952         --        209
1.35% .......          92        638          --         23         720          --         --        327
1.40% .......         296      5,127     299,857        540       3,467     274,924         26      4,377
1.45% .......       1,837        275      13,144        353         802       6,937      1,181        289
1.50% .......          48      1,536       4,553        298         868       2,930        178        554
1.55% .......          --      2,042          --         --       1,454          --         --      1,274
1.60% .......          --      1,414          --         26       1,306          --         --        584
1.65% .......          --        738          --         59         652          --         --        730
1.70% .......          --        167          --         --         270          --         --          5
1.75% .......          --      1,113          --         --         813          --         --        294
1.80% .......          --        170          --         --          90          --         --         70
1.85% .......         645     28,116          --      1,149      28,525          --      1,080     14,056
1.90% .......         436     17,529          --      4,941      25,186          --        671     12,393
1.95% .......          21      2,048          --         28       1,858          --         17      1,796
2.00% .......         609     24,736          --        114      17,653          --         --      6,406
2.05% .......          --      7,293          --        100       6,072          --         --      4,478
2.10% .......          --      1,452          --         62       1,658          --         --      1,505
2.15% .......          --      3,106          --         89       2,914          --         --        897
2.20% .......          12        973          --         --         254          --         --        194
2.25% .......          --        293          --         --         106          --         --         26
2.30% .......          --        768          --         --           6          --         --         71
2.35% .......          --         45          --         --         431          --         --          7
2.40% .......          --        351          --         --          --          --         --        173
2.45% .......          --        693          --         --         582          --         --         86
2.50% .......          --        129          --         --         233          --         --         --
2.55% .......          --        531          --         --          --          --         --        445
2.60% .......          --        307          --         --          --          --         --         --
2.65% .......          --         47          --         --          --          --         --         47
2.70% .......          --         28          --         --          47          --         --         37
2.75% .......          --          3          --         --           2          --         --         --
2.90% .......          --         --          --         --          14          --         --         --
                 --------    -------     -------    -------     -------     -------    -------     ------
   Total ....    $145,800    170,717     351,571    209,785     168,331     305,743    101,865     79,729
                 ========    =======     =======    =======     =======     =======    =======     ======

                FidVIPMMkt   FidVIPOv   FidVIPOvS   FidVIPOvS2   FidVIPVal   FidVIPVal2   FidVIPAM   FidVIPAMS
                ----------   --------   ---------   ----------   ---------   ----------   --------   ---------
0.95% .......    $ 56,923          --     24,046       7,712       1,298          991          --      18,131
1.00% .......      50,681          --     17,992       3,724       1,275          138          --      13,731
1.05% .......      12,106          --      4,014         193          19           86          --       4,010
1.10% .......       4,494          --        616       3,008          11          787          --          --
1.15% .......         968          --        133         367          --          777          --          --
1.20% .......       2,628          --        124         504          --           39          --         112
1.25% .......         892          --        112         207          --          120          --         164
1.30% .......      22,364      19,754         11          13          --           --       4,571          --
1.35% .......          --          --         --          59          --           37          --          --
1.40% .......     259,385     162,200        141       1,297          --          554      60,507          --
1.45% .......      14,677       2,052        161          34          --           --       3,222          --
1.50% .......       2,312       1,166         18         260          --           --       1,134          30
1.55% .......          --          --         --         572          --           --          --          --
1.60% .......          --          --         --         151          --           --          --          --
1.65% .......          19          --         --         174          --           55          --          --
1.70% .......          --          --         --         105          --           --          --          --
1.75% .......         871          --         --         180          --           --          --          --
1.80% .......          --          --         --           2          --           --          --          --
1.85% .......      23,037          --        728      70,320          --        1,665          --          87
1.90% .......      14,152          --      2,245       7,761          --          281          --       1,148
1.95% .......       4,462          --         27         557          --          943          --          --
2.00% .......      21,090          --         87       2,711          --        1,899          --          --
2.05% .......       4,634          --        100       1,681          --          107          --          --
2.10% .......       3,310          --         --         349          --            7          --          --
2.15% .......       1,695          --         37         210          --           --          --          --
2.20% .......          72          --         --          42          --           --          --          --
2.25% .......          59          --         --          53          --           12          --          --
2.30% .......         110          --         --           8          --           15          --          --
2.35% .......          --          --         --          92          --           --          --          --
2.40% .......         360          --          0         181          --           --          --          --

Continued

                FidVIPMMkt   FidVIPOv   FidVIPOvS   FidVIPOvS2   FidVIPVal   FidVIPVal2   FidVIPAM   FidVIPAMS
                ----------   --------   ---------   ----------   ---------   ----------   --------   ---------
2.45% .......          --          --         --           46         --           --          --          --
2.55% .......          --          --         --          168         --           --          --          --
2.70% .......          --          --         --           25         --           --          --          --
2.75% .......          --          --         --           22         --           --          --          --
                 --------     -------     ------      -------      -----        -----      ------      ------
   Total ....    $501,301     185,172     50,592      102,788      2,603        8,513      69,434      37,413
                 ========     =======     ======      =======      =====        =====      ======      ======

                FidVIPAM2   FidVIPAMGr   FidVIPAMGrS   FidVIPAMGrS2   FidVIPCon   FidVIPConS   FidVIPCon2   FidVIPI500
                ---------   ----------   -----------   ------------   ---------   ----------   ----------   ----------
0.95% .......    $ 3,818          --         9,579         2,959            --       85,882       23,877      92,555
1.00% .......      2,794          --         9,676           561            --       75,736       10,503      67,619
1.05% .......         25          --         1,372           102            --       16,916        1,171      14,989
1.10% .......      2,122          --           168         1,123            --        1,972        9,228      13,157
1.15% .......      1,034          --            --           127            --          316        4,093       1,529
1.20% .......        339          --           166           158            --          471        2,250       3,068
1.25% .......        895          --             5           246            --          104        2,334       1,012
1.30% .......        101       3,018             6           100        42,604           46          744      30,900
1.35% .......         --          --            --            20            --           47          386         600
1.40% .......        357      38,047           105            89       356,655          394        8,140     222,110
1.45% .......        375       1,140            --            47        10,290          406          475       9,662
1.50% .......        356         554            24           289         3,074          287        1,139       4,922
1.55% .......         --          --            --             7            --           --        2,334       2,680
1.60% .......         98          --            --            96            --           36        2,555          76
1.65% .......         --          --            --           111            --           84          416         439
1.70% .......         --          --            --            --            --           --          923         271
1.75% .......        622          --            --            --            --           --          380          --
1.80% .......         --          --            --            --            --           --           75          84
1.85% .......      5,533          --           133         3,917            --        1,153       18,978      18,338
1.90% .......      4,584          --            --         7,003            --        4,517       23,070      20,201
1.95% .......        806          --            --            52            --           33        2,115         759
2.00% .......      3,291          --            --         2,609            --          169       15,145      12,332
2.05% .......      1,585          --            --         1,432            --           --        6,669       1,571
2.10% .......         78          --            35             5            --           34        1,051       1,352
2.15% .......      1,979          --            --            69            --           23        1,386         651
2.20% .......          5          --            --            31            --           --          920          51
2.25% .......         --          --            --            --            --           --        1,650          75
2.30% .......         --          --            --            --            --           --          753          14
2.35% .......         --          --            --            --            --           --           32          --
2.40% .......         --          --            --            --            --           --          168          21
2.45% .......         --          --            --            28            --           --          442          59
2.50% .......         --          --            --            --            --           --          371          --
2.55% .......         --          --            --            --            --           --          471         708
2.60% .......         --          --            --            --            --           --          471          --
2.65% .......         --          --            --            --            --           --          249          --
2.70% .......         --          --            --            --            --           --           99          --
2.75% .......         --          --            --            --            --           --            1          --
2.85% .......         --          --            --            --            --           --           26          --
3.15% .......         --          --            --            --            --           --           26          --
                 -------      ------        ------        ------       -------      -------      -------     -------
   Total ....    $30,797      42,759        21,269        21,181       412,623      188,626      145,116     521,805
                 =======      ======        ======        ======       =======      =======      =======     =======

                FidVIPIGBd   FidVIPAgGrS   FidVIPAgGr2   FidVIPBal   FidVIPBalS   FidVIPBal2   FidVIPDyCapS   FidVIPDyCap2
                ----------   -----------   -----------   ---------   ----------   ----------   ------------   ------------
0.95% .......    $ 96,943        458          1,263            --      40,061        8,413         2,386          2,729
1.00% .......      63,098        323            221            --      37,368        5,047           525            817
1.05% .......      22,348         --             --            --       6,959          557            12            158
1.10% .......      19,097         --            851            --         683        3,145            --            700
1.15% .......       4,955         --            402            --         391          907            --            734
1.20% .......       1,930         --            150            --          72          444            --            213
1.25% .......       1,611         --             65            --          87        1,121            --            132
1.30% .......      27,410         --             56        41,622          --           46            --              2
1.35% .......         699         --             24            --          --          636            --             26
1.40% .......     336,010         --            420       368,782         400        1,031             8            761
1.45% .......      10,726         --              4         2,586          17           79            --             48
1.50% .......       4,407         --             19           937         154          570            --            262
1.55% .......         521         --            129            --          --          134            --            132
1.60% .......          44         --             58            --          --          915            --             10
1.65% .......         251         --              5            --          --          211            --             60
1.70% .......          15         --             --            --          --          141            --             --
1.75% .......         190         --             20            --          --            5            --            293
1.80% .......          --         --             45            --          --            5            --             --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

Continued

                FidVIPIGBd   FidVIPAgGrS   FidVIPAgGr2   FidVIPBal   FidVIPBalS   FidVIPBal2   FidVIPDyCapS   FidVIPDyCap2
                ----------   -----------   -----------   ---------   ----------   ----------   ------------   ------------
1.85% .......      33,738         29          3,004            --         351        9,053            14          4,057
1.90% .......      18,825         --            389            --         471       13,219            72          3,570
1.95% .......       6,073         --              2            --          --          287            --             --
2.00% .......      18,251         --          1,713            --          --        9,403            --          2,948
2.05% .......       2,690         --            221            --          --        3,926            --            455
2.10% .......       1,606         --             48            --          --          464            --            324
2.15% .......       3,480         --            211            --          53          170            --            496
2.20% .......          17         --             --            --          --          465            --             47
2.25% .......         329         --              9            --          --           78            --             25
2.30% .......          37         --            187            --          --           --            --             50
2.35% .......           7         --             --            --          --          223            --              5
2.40% .......          60         --            156            --          --          280            --             --
2.45% .......          --         --             20            --          --          353            --             --
2.55% .......          --         --            208            --          --           21            --             34
                 --------        ---          -----       -------      ------       ------         -----         ------
   Total ....    $675,368        810          9,900       413,927      87,067       61,349         3,017         19,088
                 ========        ===          =====       =======      ======       ======         =====         ======

                FidVIPGrIn   FidVIPGrInS   FidVIPGrIn2   FidVIPGrOp   FidVIPGrOpS   FidVIPGrOp2   FidVIPMCap   FidVIPMCapS
                ----------   -----------   -----------   ----------   -----------   -----------   ----------   -----------
0.95% .......    $     --       66,395        13,829            --       77,314         7,785           --        32,496
1.00% .......          --       74,005         9,517            --       72,205         5,952           --        35,189
1.05% .......          --       18,074           927            --       13,323           252           --         6,391
1.10% .......          --          813         5,229            --        1,211         2,899           --           847
1.15% .......          --          319         2,948            --          971           539           --           168
1.20% .......          --          270           930            --          349           800           --           118
1.25% .......          --          295         2,412            --          167           278           --           247
1.30% .......      19,345           18           574       106,512           57            72       16,574            10
1.35% .......          --           --           317            --           --            74           --            --
1.40% .......     180,524          533         1,579       843,171        1,520           108           --            76
1.45% .......       5,048        1,228           229         9,771        1,209           260           --           291
1.50% .......       2,126           43           226         5,301          153           242           --           134
1.55% .......          --           --           535            --           --            90           --            --
1.60% .......          --           --         1,220            --           --            --           --            --
1.65% .......          --           --            16            --           --            51           --            --
1.70% .......          --           --           127            --           --            --           --            --
1.75% .......          --           --           298            --           --             2           --            --
1.85% .......          --        1,078        18,641            --        1,016         8,077           --           612
1.90% .......          --        1,773        20,732            --          897         9,220           --         4,726
1.95% .......          --           --           468            --           38           270           --            20
2.00% .......          --           --        10,703            --           59         2,450           --           309
2.05% .......          --           --         2,362            --           26         1,727           --           192
2.10% .......          --           --           867            --           25           268           --            --
2.15% .......          --           47         1,065            --           82           575           --           104
2.20% .......          --           --           523            --           --            --           --            --
2.25% .......          --           --           258            --           --            24           --            --
2.30% .......          --           --           138            --           --            --           --            --
2.35% .......          --           --           589            --           --            --           --            --
2.40% .......          --           --           238            --           --           106           --            --
2.45% .......          --           --           301            --           --            --           --            --
2.50% .......          --           --             2            --           --            --           --            --
2.55% .......          --           --           606            --           --           336           --            --
2.70% .......          --           --            28            --           --            54           --            --
2.90% .......          --           --            15            --           --            --           --            --
                 --------      -------        ------       -------      -------        ------       ------        ------
   Total ....    $207,043      164,891        98,449       964,755      170,622        42,511       16,574        81,930
                 ========      =======        ======       =======      =======        ======       ======        ======

                FidVIPMCap2   FidVIPVaIS   FidVIPVaIS2   FrVIPRisDiv   FrVIPForSec   GVITDMidCapI   GVITDMidCap2   GVITEmMrkts2
                -----------   ----------   -----------   -----------   -----------   ------------   ------------   ------------
0.95% .......     $24,611         32          1,083           620           45             24           1,830           687
1.00% .......       8,969         --            483            --           --             --             617           200
1.05% .......         515         --             51            --           --             --              10            19
1.10% .......      12,916        381          1,104         1,537          260            283             426           290
1.15% .......       4,763         --            561            --           --             --             811           204
1.20% .......       1,593         --             14            39           18             --             100            15
1.25% .......       2,145          9            102            --           --             11              43            60
1.30% .......         570         --            152            --           --             --             121            72
1.35% .......         403         --              8            65           17             19             148            --
1.40% .......       7,258          0          1,068            --           --             --           3,392           361

Continued

                FidVIPMCap2   FidVIPVaIS   FidVIPVaIS2   FrVIPRisDiv   FrVIPForSec   GVITDMidCapI   GVITDMidCap2   GVITEmMrkts2
                -----------   ----------   -----------   -----------   -----------   ------------   ------------   ------------
1.45% .......        1,545         --            52            --           --             --              99            26
1.50% .......        1,036         --           526            --           --             18              --            --
1.55% .......        2,050         --           327            --           --             --             777            80
1.60% .......        1,230         --           453            --           --             --           1,339            31
1.65% .......          429         --             9            --           --             --              10            --
1.70% .......          726         --            45            --           --             --             106            --
1.75% .......        1,149         --            13            --           --             --             204            --
1.80% .......          125         --             2            --           --             --              31            --
1.85% .......       31,730         --         1,343            39           --             14             908           683
1.90% .......       28,339         --            97            --           --             --              16            --
1.95% .......          985         --            --            --           --             --              --            --
2.00% .......       21,507         --         1,047            38           --            260             686           559
2.05% .......        5,300         --           377            --           --             --             303            86
2.10% .......        1,507         --            59            --           --             --              33            18
2.15% .......          998         --            12            --           --             --              62            --
2.20% .......          244         --            91            11           --             17               6            --
2.25% .......          238         --            11            --           --             --              18            18
2.30% .......          575         --            45            --           --             --               2            --
2.35% .......          352         --            --            --           --             --              --            --
2.40% .......          157         --            --            --           --             --              --            --
2.45% .......          701         --            21            --           --             --              34           173
2.50% .......          127         --            --            --           --             --               3             1
2.55% .......          438         --            --            --           --             --              --            --
2.60% .......           96         --            63            --           --             --              --            --
2.70% .......           64         --            --            --           --             --              --            --
2.75% .......            3         --            --            --           --             --               2            --
2.85% .......           15         --            10            --           --             --              --            --
2.90% .......            7         --            --            --           --             --               7            --
                  --------        ---         -----         -----          ---            ---          ------         -----
   Total ....     $165,416        422         9,229         2,349          340            646          12,144         3,583
                  ========        ===         =====         =====          ===            ===          ======         =====

                GVITGvtBd   GVITIDAgg   GVITIDCon   GVITIDMod   GVITIDModAgg   GVITIDModCon   GVITMyMkt   GVITSmCapGr2
                ---------   ---------   ---------   ---------   ------------   ------------   ---------   ------------
0.95% .......    $ 34,039     1,865       11,481      26,592       14,100         12,595        17,057       1,778
1.00% .......      16,214        --        3,374       6,683           --          6,867        10,862       1,519
1.05% .......       4,052        --          153         460           --            704         3,306          68
1.10% .......      21,377     3,822       15,093      29,329       10,648         20,044        13,532       1,016
1.15% .......       6,070       617        5,845      19,041        3,763          7,718         1,709         415
1.20% .......       1,829     1,735        6,091      11,427        1,505          2,022           508          59
1.25% .......       2,188       327        2,333       5,423        4,996          5,598         1,788         333
1.30% .......       1,185        50        2,103       8,411          312          5,366         1,239          74
1.35% .......         400       101          284       1,481          331          1,133           325          21
1.40% .......      12,262     8,659        4,503      47,295       24,099         16,298         4,521       1,147
1.45% .......         306        58           11         595        1,134          4,373             4           7
1.50% .......          11        --          835         104          122          1,754            --          --
1.55% .......       3,025     1,896        4,435       8,966        9,141          2,710         1,147          82
1.60% .......       3,821     1,201        3,315      28,337       12,500          7,034           847         304
1.65% .......          32        83          568       7,606          262          1,646           109          19
1.70% .......          16        --          484         391          375            104            --          50
1.75% .......         195       278        1,200         571           23            228            94          --
1.80% .......          30       114        1,126       6,909           26             --            13           2
1.85% .......      24,754     1,100        8,462      12,034        3,757         10,028        52,043       1,139
1.90% .......       4,248        --        3,944       2,938            4          2,629         1,859          37
1.95% .......         527        --        3,141         142           --             89           910          --
2.00% .......      17,009        --        4,938      11,637          890         15,106        18,809       1,264
2.05% .......       5,308        82        5,752      12,761        1,640          4,896        11,545         272
2.10% .......         374       125        5,687         776          854          3,376           606          28
2.15% .......       1,601       129          184       3,413        2,114            311         3,245         175
2.20% .......       2,403        22          304       3,119          534          3,212         6,765         106
2.25% .......         723        41          795       2,496           34             16           637          80
2.30% .......       1,809        --          308       3,417           48            648         2,639         409
2.35% .......           4        --           --          --           --             --            --          --
2.40% .......         874        --           --       1,121           --             --           127          --
2.45% .......      15,261       303           --       3,445        1,058             --         1,508          20
2.50% .......          23     2,301           --         624          866          1,978           289           3
2.55% .......          24        --           --          --          140             --           220          --
2.60% .......         202        --           --         925          327            229            --          --
2.65% .......          67        --           --          --            1             --            --          --
2.70% .......         485        --           91         724           79             --            --          --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

Continued

                GVITGvtBd   GVITIDAgg   GVITIDCon   GVITIDMod   GVITIDModAgg   GVITIDModCon   GVITMyMkt   GVITSmCapGr2
                ---------   ---------   ---------   ---------   ------------   ------------   ---------   ------------
2.75% .......          22         --           1          24           24               1           78            3
2.90% .......          --         --          --          --           --              46           --            7
                 --------     ------      ------     -------       ------         -------      -------       ------
   Total ....    $182,770     24,909      96,841     269,217       95,707         138,759      158,341       10,437
                 ========     ======      ======     =======       ======         =======      =======       ======

                GVITSmCapVal   GVITSmCapVal2   GVITSmComp   GVITSmComp2   JanRMgLgCap   MFSInvGrS   MFSMidCapGrS   MFSNewDiscS
                ------------   -------------   ----------   -----------   -----------   ---------   ------------   -----------
0.95% .......       $ --           1,467           123         2,207           37          1,570        1,821          1,627
1.00% .......         --             746            --           652           --            183          469            210
1.05% .......         --              61            --           278           --            363          137             80
1.10% .......         63             396           344         1,178           --          1,421        1,926          1,675
1.15% .......         --              95            --           225           --          1,376          419          1,066
1.20% .......          9             142            --           118           --             35          192             52
1.25% .......         --             213            --            58           --            354          271            170
1.30% .......         --             112            --            83           --            246          267              8
1.35% .......         --              29             4             7           --             45           87             65
1.40% .......         --             710            --         1,444           --            716        3,338          4,161
1.45% .......         --              35            --            29           --             33          163             17
1.50% .......         --             135            --            --           --              6            1             13
1.55% .......         --             143            --           354           --            648          822            602
1.60% .......         --             390            --           133           --            348        1,110            381
1.65% .......         --             107            --            --           --              9           36             26
1.70% .......         --              52            --            46           --            190           66            193
1.75% .......         --              --            --            33           --            328          168            440
1.80% .......         --              11            --            36           --             --           53             --
1.85% .......         40           1,051             2           699            5            182        1,013            837
1.90% .......         --               2            --           400           --             37          393            172
1.95% .......         --              --            --            99           --            142          181            105
2.00% .......          5             321             1         1,220           --            966        1,418            766
2.05% .......         --             440            --           191           --             23          148            100
2.10% .......         --              56            --            76           --            361          313             47
2.15% .......         --               3            --            33           --             52          271              9
2.20% .......         --             217            --            44           --            104          143             21
2.25% .......         --              20            --            36           --          1,496          981             22
2.30% .......         --             423            --            --           --            693          668            283
2.40% .......         --              --            --            --           --              4           --             --
2.45% .......         --              21            --           319           --              4          354            506
2.50% .......         --               3            --           241           --             16           38            201
2.55% .......         --              --            --            --           --             28           13             --
2.60% .......         --             313            --            --           --            305           --             --
2.65% .......         --              --            --            --           --            246          162             --
2.75% .......         --               3            --            --           --              1           25             --
2.90% .......         --              --            --            --           --             14            7              7
3.15% .......         --              --            --            --           --             --           --             27
                    ----           -----           ---        ------          ---         ------       ------         ------
   Total ....       $117           7,717           474        10,239           42         12,545       17,474         13,889
                    ====           =====           ===        ======          ===         ======       ======         ======

                MFSValS   OppCapApS   OppGlSec   OppGlSecS   OppHighInc   OppMSFundS   OppMSSmCap   OppStratBdS
                -------   ---------   --------   ---------   ----------   ----------   ----------   -----------
0.95% .......   $ 1,495     5,680       282         3,703         201        5,530         351         7,299
1.00% .......       828       306        --         2,384          --          536          --         2,232
1.05% .......       165        45        --           193          --          138          --           624
1.10% .......       766     4,180       209         3,124       2,131        3,757         310         4,250
1.15% .......     1,290     2,368        --         2,516          --        2,806           1         2,108
1.20% .......       205       343        --           264          --          725          28           440
1.25% .......       384       920        --         1,016          15          653          --           406
1.30% .......       266       653        --           125          --          800          --         1,488
1.35% .......        27       202        --            80          54          137          --           222
1.40% .......     1,643     5,612        --         4,227          --        5,041          --         4,649
1.45% .......         5        36        --            27          --          163          --            44
1.50% .......         5       188        --           243          --          170          --            67
1.55% .......       723       935        --           849          --        1,268          --           656
1.60% .......     1,633       879        --           628          --        2,316          --         1,982
1.65% .......       110       170        --           177          --          361          --            38
1.70% .......       469       301        --           368          --          509          --             2
1.75% .......       460        55        --            --          --           62          --            33
1.80% .......        22        38        --             3          --           75          --            41
1.85% .......     2,660     3,527         9        20,767          --        4,558           5         5,793
1.90% .......       187       193        --           172          --          605          --           863

Continued

                MFSValS   OppCapApS   OppGlSec   OppGlSecS   OppHighInc   OppMSFundS   OppMSSmCap   OppStratBdS
                -------   ---------   --------   ---------   ----------   ----------   ----------   -----------
1.95% .......       101        226        --          349          --           61          --            283
2.00% .......     1,695      4,076         1        2,760           3        4,153          11          4,755
2.05% .......     1,058      2,941        --        1,481          --          673          --          1,113
2.10% .......       157        393        --          381           1          118          25             67
2.15% .......        72         63        --            9          --          533          --             11
2.20% .......       506         81        11           82          --          322          --            566
2.25% .......        53      1,413        --          943          --           47          --            514
2.30% .......       141      1,129        --        1,362          --        1,688          --            804
2.35% .......        --        287        --           --          --           --          --             --
2.40% .......         9         22        --           --          --           --          --             --
2.45% .......       110        529        --           19          --           62          --             --
2.50% .......        --        457        --           10          --            3          --              1
2.55% .......        --         --        --           17          --           31          --             --
2.60% .......        38         38        --           --          --           25          --             --
2.65% .......        39        255        --          164          --           --          --             --
2.70% .......         4         --        --            1          --           --          --              4
2.90% .......        --         --        --            7          --           14          --             --
3.15% .......        --         25        --           --          --           --          --             --
                -------     ------       ---       ------       -----       ------         ---         ------
   Total ....   $17,326     38,566       512       48,451       2,405       37,940         731         41,355
                =======     ======       ===       ======       =====       ======         ===         ======

                PVTDiscGro   PVTGroInc   PVTIntEq   PVTSmCapVal   STICVTCapAp   STICVTMidCap   STICVTValInc   VKCom2
                ----------   ---------   --------   -----------   -----------   ------------   ------------   ------
0.95% .......      $238          --          80         152           --             --             --         5,894
1.00% .......        --          --          --          --           --             --             --         1,958
1.05% .......        --          --          --          --           --             --             --           459
1.10% .......       608          --         680         674           --             --             --         2,974
1.15% .......        --          --          --          --           --             --             --         1,511
1.20% .......        --          --          --          --           --             --             --           582
1.25% .......        11          --          --          --           --             --             --         1,752
1.30% .......        --          --          --          --           --             --             --         1,021
1.35% .......        14          --          17          32           --             --             --            81
1.40% .......        --          --          --          --           --             --             --         9,645
1.45% .......        --          --          --          --            7              4              5           139
1.50% .......        18          --          --          --           --             --             --           221
1.55% .......        --          --          --          --           --             --             --         2,438
1.60% .......        --          --          --          --           --             --             --           882
1.65% .......        --          --          --          --           --             --             --           587
1.70% .......        --          --          --          --           --             --             --           528
1.75% .......        --          --          --          --           --             --             --         2,030
1.80% .......        --          --          --          --           --             --             --            74
1.85% .......        --          45          --          --           --             --             --           997
1.90% .......        --          --          --          --           --             --             --           484
1.95% .......        --          --          --          --           --             --             --           267
2.00% .......        25          --           5          --           --             --             --           907
2.05% .......        --          --          --          --           --             --             --         1,281
2.10% .......        --          --          --          --           --             --             --           436
2.15% .......        --          --           4          --           --             --             --            75
2.20% .......        10           4          --          --           --             --             --           116
2.25% .......        --          --          --          --           --             --             --         1,424
2.30% .......        --          --          --          --           --             --             --           722
2.50% .......        --          --          --          --           --             --             --            16
2.55% .......        --          --          --          --           --             --             --            20
2.65% .......        --          --          --          --           --             --             --           247
2.70% .......        --          --          --          --           --             --             --             4
2.90% .......        --          --          --          --           --             --             --             7
                   ----         ---         ---         ---          ---            ---            ---        ------
   Total ....      $924          49         786         858            7              4              5        39,779
                   ====         ===         ===         ===          ===            ===            ===        ======

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

                VKEmGr2   VKCorPlus2   VKUSRealEst2   VISLgCapGr2   VISLgCapVal2   VISModGr2
                -------   ----------   ------------   -----------   ------------   ---------
0.95% .......   $ 1,168       --             29            459            398         5,455
1.00% .......       362       --             13             --             --            --
1.05% .......        43       --             --             --             --            --
1.10% .......     1,366       --             --          2,329          2,288        32,449
1.15% .......       640       --             --             --             --         2,813
1.20% .......       533       --             --             35             19         1,199
1.25% .......       734       --             --             --             14         1,483
1.30% .......       205       --             --             --             --            62
1.35% .......        17       --             --             52            101           672
1.40% .......     6,191       --             --             --             --           101
1.45% .......        40       --             --             --             --            --
1.50% .......        86       --             --             --             --            --
1.55% .......     1,116       --             --             --             --           994
1.60% .......       583       --             --             --             --            --
1.65% .......       348       --             --             --             --            --
1.70% .......       512       --             --             --             --            --
1.75% .......     1,474       --             --             --             --            --
1.80% .......        72       --             --             --             --            --
1.85% .......       747       --             13             38             36         5,578
1.90% .......        48       --             --             --             --            --
1.95% .......        --       --             --             --             --           371
2.00% .......       241       --             --            907          1,822         4,784
2.05% .......       139       --             --             --             --           906
2.10% .......       242       --             --             --              2            21
2.15% .......       136       --             --             --             --            --
2.20% .......        31        4              7             --             --            75
2.25% .......       905       --             --             --             --             2
2.30% .......       850       --             --             --             --             2
2.35% .......        47       --             --             --             --            --
2.45% .......        19       --             --             --             --            --
2.50% .......        10       --             --             --             --            --
2.55% .......        13       --             --             --             --            --
2.65% .......       158       --             49             --             --            --
2.75% .......        22       --             --             --             --            --
2.90% .......        14       --             --             --             --            --
                -------      ---            ---          -----          -----        ------
   Total ....   $19,112        4            111          3,820          4,680        56,967
                =======      ===            ===          =====          =====        ======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2003 and 2002, total transfers to the Account from the fixed account were $102,937,399 and $30,247,263, respectively, and total transfers from the Account to the fixed account were $20,434,375 and $15,901,840, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30, 2003, and contract expense rate, investment income ratio and total return for each six month period ended June 30 for the year indicated. Certain of the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                   Contract                                                    Investment
                                   Expense                       Unit            Contract        Income           Total
                                    Rate*         Units       Fair Value      Owners' Equity     Ratio**        Return***
                                -------------   ---------   ---------------   --------------   ----------   -----------------
     AIM VIF - Basic Value
        Fund - Series II
        Shares
        2003 ................   0.95% to 2.25%  1,137,910   $  8.66 to 8.88    $10,058,998        0.00%       11.47% to 12.53%
        2002 ................   0.95% to 2.00%    341,637      9.18 to 9.23      3,150,835        0.00%       -8.23% to -7.72%(a)(b)

     AIM VIF - Capital
        Appreciation Fund -
        Series II Shares
        2003 ................   0.95% to 1.85%    230,430      8.35 to 8.49      1,943,314        0.00%       10.01% to 10.71%
        2002 ................   0.95% to 1.70%     19,716      8.72 to 8.76        172,463        0.00%     -12.84% to -12.45%(a)(b)

     AIM VIF - Capital
        Development Fund -
        Series I Shares
        2003 ................   1.10% to 1.10%      7,854      8.81 to 8.87         69,648        0.00%       13.65% to 13.96%
        2002 ................        1.10%             12          9.47                114        0.00%            -5.33%     (a)(b)

     AIM VIF - International
        Equity Fund - Series
        II Shares
        2002 ................   0.95% to 1.70%     33,515    10.21 to 10.25        343,448        0.00%         2.07% to 2.52%(a)(b)

     AIM VIF - International
        Growth Fund - Series
        II Shares
        2003 ................   0.95% to 1.85%    119,677      8.97 to 9.15      1,091,026        0.00%         6.43% to 7.20%

     AIM VIF - Mid Cap Core
        Equity Fund - Series
        I Shares
        2003 ................   0.95% to 1.35%     39,376      9.45 to 9.54        375,109        0.00%       10.43% to 10.91%
        2002 ................        1.10%          2,831          9.53             26,979        0.00%            -4.70%     (a)(b)

     AIM VIF - Premier Equity
        Fund - Series I
        Shares
        2003 ................   0.95% to 1.35%     19,139      7.55 to 9.02        169,993        0.00%         9.39% to 9.90%

     AIM VIF - Premier Equity
        Fund - Series II
        Shares
        2003 ................   0.95% to 2.10%    171,850      7.95 to 8.08      1,381,046        0.00%         9.11% to 9.75%
        2002 ................   0.95% to 1.40%     17,695      8.35 to 8.37        148,002        0.00%     -16.54% to -16.26%(a)(b)

     Alliance VPSF -
        AllianceBernstein
        Growth & Income
        Portfolio - Class B
        2003 ................   0.95% to 2.25%    548,311      9.02 to 9.25      5,047,632        1.13%       13.70% to 14.76%

     Alliance VPSF - Growth &
        Income Portfolio -
        Class B
        2002 ................   0.95% to 1.55%    101,085      9.00 to 9.03        912,266        0.00%       -9.98% to -9.68%(a)(b)

     Alliance VPSF -
        AllianceBernstein
        International Value
        Portfolio - Class B
        2003 ................   0.95% to 2.15%    395,637    10.61 to 10.84      4,267,000        0.45%       14.03% to 14.92%
        2002 ................   0.95% to 2.00%     75,088    10.86 to 10.92        819,664        0.00%         8.62% to 9.22%(a)(b)

     Alliance VPSF -
        AllianceBernstein
        Small Cap Value
        Portfolio - Class B
        2003 ................   0.95% to 2.15%    707,954     9.85 to 10.05      7,080,652        0.64%        9.92% to 10.76%
        2002 ................   0.95% to 1.75%    229,967    10.27 to 10.31      2,369,797        0.00%         2.66% to 3.13%(a)(b)

     Alliance VPSF -
        AllianceBerntsein
        Premier Growth
        Portfolio - Class B
        2003 ................   0.95% to 1.85%    250,296      7.96 to 8.13      2,024,114        0.00%         8.39% to 9.20%

     Alliance VPSF - Premier
        Growth Portfolio -
        Class B
        2002 ................   0.95% to 1.40%     26,480      8.49 to 8.51        225,017        0.00%     -15.12% to -14.93%(a)(b)

     Dreyfus IP - Small Cap
        Stock Index Portfolio
        - Service Class
        2003 ................   0.95% to 1.35%     26,852      8.46 to 9.20        246,269        0.00%       11.58% to 12.10%
        2002 ................        1.10%            239          9.76              2,333        0.00%            -2.40%     (a)(b)

     Dreyfus Socially
        Responsible Growth
        Fund, Inc., The
        2003 ................   0.95% to 1.25%      7,621      6.54 to 8.74         64,362        0.01%         9.35% to 9.75%

     Dreyfus Stock Index Fund
        - Initial Shares
        2002 ................        1.10%            711          9.51              6,763        0.00%            -4.88%     (a)(b)

     Dreyfus Stock Index
        Fund, Inc. - Initial
        Shares
        2003 ................   0.95% to 1.50%     81,243      7.70 to 9.42        753,853        0.80%       10.72% to 11.11%

     Dreyfus Stock Index
        Fund, Inc. - Service
        Shares
        2003 ................   0.95% to 1.70%     18,022    10.63 to 10.70        191,829        0.59%         6.25% to 6.38%(a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

                                    Contract                                                   Investment
                                    Expense                       Unit           Contract        Income           Total
                                     Rate*         Units       Fair Value     Owners' Equity     Ratio**        Return***
                                 -------------   ---------   --------------   --------------   ----------   -----------------
     Federated IS - American
        Leaders Fund II -
        Service Shares
        2003 .................   0.95% to 2.25%     97,450     8.68 to 8.87        861,867        1.00%         8.67% to 9.69%
        2002 .................   1.20% to 1.35%        239     9.26 to 9.26          2,214        0.00%       -7.39% to -7.37%(a)(b)

     Federated IS - Capital
        Appreciation Fund II -
        Service Shares
        2003 .................   0.95% to 1.75%    126,242     8.79 to 8.89      1,117,091        0.35%         8.30% to 8.84%
        2002 .................   0.95% to 1.35%        608     9.23 to 9.24          5,617        0.00%       -7.69% to -7.56%(a)(b)

     Federated IS - Growth
        Strategies Fund II
        2003 .................   0.95% to 1.35%     24,175     9.30 to 9.38        226,517        0.00%       14.77% to 15.22%
        2002 .................   0.95% to 1.10%      2,084     9.49 to 9.49         19,776        0.00%       -5.11% to -5.10%(a)(b)

     Federated IS - High
        Income Bond Fund II-
        Service Shares
        2003 .................   0.95% to 1.85%    751,054   11.02 to 11.20      8,371,233        6.59%       11.76% to 12.40%
        2002 .................   0.95% to 1.85%    108,269     9.69 to 9.74      1,054,105        2.65%       -3.07% to -2.59%(a)(b)

     Federated IS -
        International Equity
        Fund II
        2003 .................   0.95% to 1.10%      4,549     8.25 to 8.30         37,704        0.00%         6.69% to 7.00%
        2002 .................        1.10%            384         9.49              3,643        0.00%           -5.13%      (a)(b)

     Federated IS - Quality
        Bond Fund II - Primary
        Shares
        2003 .................   0.95% to 1.40%    169,897   11.01 to 11.65      1,885,097        3.52%         3.98% to 4.33%
        2002 .................   0.95% to 1.10%      4,038   10.00 to 10.00         40,387        0.00%         0.02% to 0.03%(a)(b)

     Federated IS - Quality
        Bond Fund II - Service
        Shares
        2003 .................   0.95% to 1.95%  1,037,846   11.01 to 11.17     11,538,013        3.22%         3.60% to 4.21%
        2002 .................   0.95% to 1.55%     44,612   10.09 to 10.10        450,743        0.00%         0.95% to 1.04%(a)(b)

     Fidelity(R) VIP - Equity-
        Income Portfolio -
        Initial Class
        2003 .................   1.30% to 1.50%  3,542,241   10.69 to 12.83     44,777,523        1.88%         9.88% to 9.99%
        2002 .................   1.30% to 1.50%  4,721,541   11.08 to 13.27     61,816,406        2.18%       -6.85% to -6.75%
        2001 .................   1.30% to 1.50%  4,663,895   12.50 to 14.93     68,789,828        1.63%       -1.65% to -1.55%
        2000 .................   1.30% to 1.50%  4,626,959   11.50 to 13.70     62,647,370        1.73%       -3.40% to -3.30%
        1999 .................   1.30% to 1.50%  5,180,384   12.71 to 15.12     77,576,321        1.37%       11.86% to 11.97%

     Fidelity(R) VIP - Equity-
        Income Portfolio -
        Service Class
        2003 .................   0.95% to 1.50%  3,108,841    8.35 to 10.34     31,797,893        1.76%        9.65% to 10.14%
        2002 .................   0.95% to 1.50%  3,600,720    8.66 to 10.66     38,160,433        2.11%       -6.88% to -6.61%
        2001 .................   0.95% to 1.50%  3,962,272    9.77 to 11.97     47,149,142        1.57%       -1.73% to -1.46%
        2000 .................   0.95% to 1.50%  3,904,493    9.00 to 10.96     42,555,781        1.63%       -3.49% to -3.22%
        1999 .................   0.95% to 1.25%  2,554,474    9.97 to 12.06     30,805,412        1.19%       -0.35% to 12.14%(a)

     Fidelity(R) VIP - Equity-
        Income Portfolio -
        Service Class 2
        2003 .................   0.95% to 2.15%  3,610,238     8.10 to 9.22     31,809,573        1.60%        9.23% to 10.02%
        2002 .................   0.95% to 2.05%  2,937,681     8.49 to 9.53     26,803,975        1.99%       -7.32% to -6.68%
        2001 .................   0.95% to 1.85%  1,664,377    9.72 to 10.71     17,096,597        1.20%       -2.05% to -1.50%
        2000 .................   0.95% to 1.90%     98,936     9.81 to 9.82        971,269        0.00%       -1.94% to -1.79%(a)

     Fidelity(R) VIP - High
        Income Portfolio -
        Initial Class
        2000 .................   1.30% to 1.50%  10,125,685   9.60 to 11.31    113,750,657        6.88%       -5.56% to -5.46%

     Fidelity(R) VIP - Growth
        Portfolio - Initial
        Class
        2003 .................   1.30% to 1.50%  4,437,270   10.28 to 12.05     52,743,566        0.29%       12.61% to 12.73%
        2002 .................   1.30% to 1.50%  5,929,345   10.63 to 12.44     72,862,141        0.32%     -19.85% to -19.77%
        2001 .................   1.30% to 1.50%  7,952,041   14.66 to 17.12    134,446,534        0.08%     -10.32% to -10.23%
        2000 .................   1.30% to 1.50%  8,796,389   19.45 to 22.67    196,964,928        0.10%         4.32% to 4.43%
        1999 .................   1.30% to 1.50%  4,615,197   15.64 to 18.19     83,103,295        0.15%       13.56% to 13.68%

     Fidelity(R) VIP - Growth
        Portfolio - Service
        Class
        2003 .................   0.95% to 1.65%  4,517,101    6.74 to 10.11     44,777,986        0.21%       12.37% to 12.88%
        2002 .................   0.95% to 1.65%  5,719,322    6.98 to 10.40     58,335,686        0.18%     -20.00% to -19.66%
        2001 .................   0.95% to 1.65%  6,805,830    9.66 to 14.29     95,354,442        0.00%     -10.49% to -10.09%
        2000 .................   0.95% to 1.75%  7,020,338   12.83 to 18.86    130,058,308        0.08%         4.15% to 4.57%
        1999 .................   0.95% to 1.30%  3,073,177   10.36 to 15.10     46,383,662        0.12%        3.61% to 13.82%(a)

                                    Contract                                                    Investment
                                    Expense                        Unit           Contract        Income           Total
                                     Rate*          Units       Fair Value     Owners' Equity     Ratio**        Return***
                                 -------------   ----------   --------------   --------------   ----------   -----------------
     Fidelity(R) VIP - Growth
        Portfolio - Service
        Class 2
        2003 .................   0.95% to 2.05%   5,226,062     5.18 to 6.76     30,616,980        0.12%       11.83% to 12.76%
        2002 .................   0.95% to 2.05%   5,351,409     5.40 to 7.01     32,542,956        0.18%     -20.38% to -19.74%
        2001 .................   0.95% to 1.95%   4,293,919     7.53 to 9.70     36,266,802        0.07%     -10.72% to -10.19%
        2000 .................   0.95% to 1.95%     612,103   10.06 to 10.07     6,162,647         0.00%         0.56% to 0.73%(a)

     Fidelity(R) VIP - High
        Income Portfolio -
        Initial Class
        2003 .................   1.30% to 1.50%   4,947,089     8.00 to 9.48     46,376,774        6.97%       16.32% to 16.44%
        2002 .................   1.30% to 1.50%   5,800,725     6.40 to 7.58     43,494,027       13.66%       -5.11% to -5.02%
        2001 .................   1.30% to 1.50%   7,312,475     7.15 to 8.45     61,206,222       12.89%       -7.88% to -7.79%
        1999 .................   1.30% to 1.50%  12,610,962   10.22 to 12.03    150,852,564        9.28%         7.16% to 7.27%

     Fidelity(R) VIP - High
        Income Portfolio -
        Service Class
        2003 .................   0.95% to 1.50%   2,831,634     7.60 to 8.27     22,321,395        7.35%       16.19% to 16.51%
        2002 .................   0.95% to 1.50%   3,352,204     6.09 to 6.62     21,067,478       14.74%       -5.01% to -4.72%
        2001 .................   0.95% to 1.50%   3,815,976     6.80 to 7.40     26,646,851       12.40%       -7.95% to -7.64%
        2000 .................   0.95% to 1.50%   4,409,654     9.14 to 9.34     41,120,415        6.67%       -5.66% to -5.40%
        1999 .................   0.95% to 1.10%   3,107,080     9.75 to 9.90     30,742,346        7.78%        -2.51% to 7.37%(a)

     Fidelity(R) VIP - High
        Income Portfolio -
        Service Class 2
        2003 .................   0.95% to 1.95%   1,998,186     7.33 to 8.36     15,896,461        6.17%       15.69% to 16.42%
        2002 .................   0.95% to 1.85%   1,480,861     5.93 to 6.68      9,417,381       14.30%       -5.54% to -4.89%
        2001 .................   0.95% to 1.85%   1,057,356     6.71 to 7.43      7,527,537       10.04%       -8.25% to -7.66%
        2000 .................   0.95% to 1.80%      91,219     9.93 to 9.94        906,842        0.00%       -0.69% to -0.55%(a)

     Fidelity(R) VIP - Money
        Market Portfolio -
        Initial Class
        2003 .................   0.95% to 1.80%   5,805,538   10.86 to 12.25     69,461,138        0.55%        -0.44% to 0.06%
        2002 .................   0.95% to 1.75%   8,542,231   10.94 to 12.25    102,044,813        1.08%        -0.06% to 0.43%
        2001 .................   0.95% to 1.65%   7,406,632   10.89 to 12.11     87,915,053        2.52%         1.59% to 2.09%
        2000 .................   0.95% to 1.60%   5,494,321   10.46 to 11.58     62,613,430        2.90%         2.15% to 2.48%
        1999 .................   0.95% to 1.50%   6,970,135   10.06 to 11.10     76,379,304        2.28%         0.60% to 1.94%(a)

     Fidelity(R) VIP -
        Overseas Portfolio -
        Initial Class
        2003 .................   1.30% to 1.50%   2,884,739     8.21 to 9.72     27,803,988        0.90%         9.53% to 9.64%
        2002 .................   1.30% to 1.50%   3,947,722    9.24 to 10.92     42,766,795        1.04%       -3.21% to -3.11%
        2001 .................   1.30% to 1.50%   4,977,227   10.81 to 12.75     62,989,985        5.12%     -12.12% to -12.03%
        2000 .................   1.30% to 1.50%   6,191,619   14.54 to 17.12    105,356,829        1.41%       -5.78% to -5.68%
        1999 .................   1.30% to 1.50%   5,748,958   11.79 to 13.85     79,268,410        1.53%         7.31% to 7.41%

     Fidelity(R) VIP -
        Overseas Portfolio -
        Service Class
        2003 .................   0.95% to 1.50%   1,360,481     6.94 to 8.08     10,896,833        0.80%         9.28% to 9.76%
        2002 .................   0.95% to 1.60%   1,668,798     7.79 to 9.05     14,981,025        0.92%       -3.32% to -2.96%
        2001 .................   0.95% to 1.60%   1,955,821    9.13 to 10.54     20,439,981        5.06%     -12.24% to -11.90%
        2000 .................   0.95% to 1.75%   2,143,456   12.29 to 14.12     30,004,850        1.21%       -5.87% to -5.49%
        1999 .................   0.95% to 1.05%     866,078   11.37 to 11.39      9,857,502        1.28%         7.51% to 7.56%

     Fidelity(R) VIP -
        Overseas Portfolio -
        Service Class 2
        2003 .................   0.95% to 2.15%   3,169,577     5.45 to 6.93     21,028,296        0.26%         8.85% to 9.66%
        2002 .................   0.95% to 1.95%   1,253,875     6.21 to 7.81      8,772,028        1.01%       -3.85% to -3.18%
        2001 .................   0.95% to 1.95%   1,186,638     7.31 to 9.14      9,824,792        4.54%     -12.55% to -11.99%
        2000 .................   0.95% to 1.90%     181,006     9.91 to 9.92      1,794,787        0.00%       -0.95% to -0.79%(a)

     Fidelity(R) VIP - Value
        Portfolio - Service
        Class
        2003 .................   0.95% to 1.05%      62,357     8.99 to 9.01        561,399        0.00%       14.81% to 14.87%
        2002 .................   0.95% to 1.15%     143,513     8.60 to 8.65      1,239,833        0.00%       -8.22% to -8.00%
        2001 .................   0.95% to 1.10%       7,900     9.69 to 9.69         76,536        0.00%       -3.14% to -3.11%(a)

     Fidelity(R) VIP - Value
        Portfolio - Service
        Class 2
        2003 .................   0.95% to 1.95%     155,478     8.79 to 8.98      1,384,992        0.00%       14.07% to 14.64%
        2002 .................   0.95% to 1.95%     205,827     8.54 to 8.64      1,770,586        0.00%       -8.56% to -8.11%
        2001 .................   0.95% to 1.15%      17,689     9.67 to 9.68        171,191        0.00%       -3.25% to -3.21%(a)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

                                      Contract                                                   Investment
                                      Expense                        Unit          Contract        Income           Total
                                       Rate*          Units       Fair Value    Owners' Equity     Ratio**        Return***
                                    -------------   ---------   --------------   --------------   ----------   -----------------
     Fidelity(R) VIP II -
        Asset Manager
        Portfolio - Initial
        Class
        2003 ....................   1.30% to 1.50%    813,147   11.12 to 12.85     10,298,148        3.66%         9.32% to 9.43%
        2002 ....................   1.30% to 1.50%  1,020,930   10.29 to 11.87     11,954,852        5.26%       -9.05% to -8.96%
        2001 ....................   1.30% to 1.50%  1,164,101   11.47 to 13.19     15,182,603        4.18%       -4.29% to -4.19%
        2000 ....................   1.30% to 1.50%  1,333,159   12.48 to 14.33     18,906,846        3.26%       -1.43% to -1.33%
        1999 ....................   1.30% to 1.50%  1,328,060   12.09 to 13.85     18,221,130        3.09%         4.47% to 4.58%

     Fidelity(R) VIP II -
        Asset Manager
        Portfolio - Service
        Class
        2003 ....................   0.95% to 1.50%    721,281    9.25 to 10.88      7,803,394        3.55%         9.29% to 9.59%
        2002 ....................   0.95% to 1.50%    881,567    8.57 to 10.03      8,792,725        5.16%       -9.10% to -8.85%
        2001 ....................   0.95% to 1.50%  1,022,679    9.56 to 11.13     11,332,395        4.07%       -4.30% to -4.04%
        2000 ....................   0.95% to 1.50%  1,015,420   10.41 to 12.06     12,181,450        3.07%       -1.49% to -1.21%
        1999 ....................   0.95% to 1.25%    660,291   10.10 to 11.62      7,670,820        2.37%         1.00% to 4.72%(a)

     Fidelity(R) VIP II -
        Asset Manager
        Portfolio - Service
        Class 2
        2003 ....................   0.95% to 2.05%    558,248     8.56 to 9.24      5,028,062        3.45%         8.95% to 9.56%
        2002 ....................   0.95% to 2.05%    719,932     7.98 to 8.56      6,002,089        5.05%       -9.45% to -8.95%
        2001 ....................   0.95% to 2.05%    555,433     8.97 to 9.56      5,167,690        3.57%       -4.71% to -4.17%
        2000 ....................   0.95% to 1.95%     57,998     9.85 to 9.86        571,818        0.00%       -1.52% to -1.36%(a)

     Fidelity(R) VIP II -
        Asset Manager: Growth
        Portfolio - Initial
        Class
        2003 ....................   1.30% to 1.50%    564,936    9.85 to 11.62      6,484,266        2.96%       11.79% to 11.90%
        2002 ....................   1.30% to 1.50%    733,036    9.16 to 10.79      7,822,929        3.85%     -13.47% to -13.39%
        2001 ....................   1.30% to 1.50%    886,968   10.86 to 12.77     11,217,244        2.92%       -6.40% to -6.31%
        2000 ....................   1.30% to 1.50%  1,009,747   13.19 to 15.47     15,504,208        1.98%       -2.03% to -1.93%
        1999 ....................   1.30% to 1.50%  1,051,143   12.66 to 14.82     15,457,436        2.30%         6.74% to 6.85%

     Fidelity(R) VIP II -
        Asset Manager: Growth
        Portfolio - Service
        Class
        2003 ....................   0.95% to 1.50%    483,292     7.89 to 9.56      4,593,962        2.90%       11.64% to 12.06%
        2002 ....................   0.95% to 1.50%    602,223     7.35 to 8.86      5,306,696        3.55%     -13.47% to -13.15%
        2001 ....................   0.95% to 1.50%    719,613    8.71 to 10.45      7,481,951        2.81%       -6.54% to -6.18%
        2000 ....................   0.95% to 1.65%    765,201   10.58 to 12.63      9,627,666        1.91%       -2.11% to -1.77%
        1999 ....................   0.95% to 1.25%    448,542   10.18 to 12.07      5,409,882        1.73%         1.83% to 7.01%(a)

     Fidelity(R) VIP II -
        Asset Manager: Growth
        Portfolio - Service
        Class 2
        2003 ....................   0.95% to 1.85%    451,374     7.24 to 7.87      3,473,413        2.69%       11.38% to 12.00%
        2002 ....................   0.95% to 1.85%    543,691     6.78 to 7.34      3,893,940        3.40%     -13.82% to -13.35%
        2001 ....................   0.95% to 1.65%    565,151     8.10 to 8.73      4,802,789        2.34%       -6.68% to -6.26%
        2000 ....................   0.95% to 1.55%     55,445     9.89 to 9.90        548,632        0.00%       -1.11% to -1.01%(a)

     Fidelity(R) VIP II -
        Contrafund(R)Portfolio
        - Initial Class
        2003 ....................   1.30% to 1.50%  4,353,319   12.04 to 14.37     61,827,874        0.49%         8.76% to 8.87%
        2002 ....................   1.30% to 1.50%  5,486,745   12.21 to 14.54     78,942,623        1.13%       -1.52% to -1.42%
        2001 ....................   1.30% to 1.50%  6,997,432   12.82 to 15.24    105,550,183        0.81%     -10.61% to -10.52%
        2000 ....................   1.30% to 1.50%  8,000,240   15.27 to 18.12    143,624,703        0.34%       -2.05% to -1.95%
        1999 ....................   1.30% to 1.50%  6,504,318   14.07 to 16.65    107,591,600        0.45%       10.42% to 10.53%

     Fidelity(R) VIP II -
        Contrafund(R)Portfolio
        - Service Class
        2003 ....................   0.95% to 1.85%  3,415,135    8.56 to 12.10     40,664,392        0.37%         8.53% to 9.02%
        2002 ....................   0.95% to 1.85%  4,024,877    8.72 to 12.21     48,483,302        0.97%       -1.74% to -1.30%
        2001 ....................   0.95% to 1.85%  4,451,962    9.20 to 12.76     55,958,329        0.71%     -10.84% to -10.43%
        2000 ....................   0.95% to 1.85%  4,732,970   11.01 to 15.14     70,548,221        0.33%       -2.27% to -1.82%
        1999 ....................   0.95% to 1.20%  2,296,560   10.20 to 13.88     31,850,893        0.34%        1.96% to 10.65%(a)

     Fidelity(R) VIP II -
        Contrafund(R)
        Portfolio - Service
        Class 2
        2003 ....................   0.95% to 2.25%  3,422,223     7.53 to 8.66     27,787,442        0.29%         7.96% to 8.95%
        2002 ....................   0.95% to 1.95%  2,664,697     7.74 to 8.80     22,050,450        0.80%       -2.07% to -1.40%
        2001 ....................   0.95% to 1.95%  2,167,987     8.18 to 9.26     18,880,690        0.65%     -11.04% to -10.49%
        2000 ....................   0.95% to 1.90%    304,646     9.82 to 9.84      2,996,077        0.00%       -1.77% to -1.61%(a)

                                    Contract                                                     Investment
                                    Expense                         Unit           Contract        Income           Total
                                     Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                                 -------------   -----------   --------------   --------------   ----------   -----------------
     Fidelity(R) VIP II -
        Index 500 Portfolio -
        Initial Class
        2003 .................   0.95% to 2.05%    8,621,959    6.93 to 12.46     90,963,911        1.54%       10.46% to 11.15%
        2002 .................   0.95% to 2.05%   11,078,969    7.07 to 12.61    118,611,801        1.41%     -14.21% to -13.69%
        2001 .................   0.95% to 1.85%   12,888,968    8.88 to 15.65    172,548,522        1.12%       -7.62% to -7.05%
        2000 .................   0.95% to 1.85%   11,897,854   10.62 to 18.61    192,943,350        1.11%       -1.50% to -1.05%
        1999 .................   0.95% to 1.50%    8,307,593   10.13 to 17.63    130,777,770        0.87%        1.32% to 11.52%(a)

     Fidelity(R) VIP II -
        Investment Grade Bond
        Portfolio - Initial
        Class
        2003 .................   0.95% to 1.85%    7,196,670   12.61 to 15.12    104,097,867        4.02%         3.67% to 4.17%
        2002 .................   0.95% to 1.85%    7,600,265   11.49 to 13.69     99,474,631        4.59%         2.20% to 2.69%
        2001 .................   0.95% to 1.85%    6,643,188   10.84 to 12.84     81,864,294        5.11%         2.61% to 3.10%
        2000 .................   0.95% to 1.80%    5,645,300   10.05 to 11.72     63,783,981        7.05%         2.87% to 3.31%
        1999 .................   0.95% to 1.50%    5,610,740    9.80 to 11.36     62,102,549        4.57%       -2.43% to -1.96%(a)

     Fidelity(R) VIP III -
        Aggressive Growth
        Portfolio - Service
        Class
        2003 .................   0.95% to 1.00%       23,953     7.41 to 7.51        179,765        0.00%       11.67% to 11.99%
        2002 .................   0.95% to 1.60%       36,641     7.65 to 7.78        284,268        0.00%     -15.82% to -15.33%
        2001 .................   0.95% to 1.60%       52,221   10.51 to 10.57        551,463        0.23%         5.12% to 5.68%(a)

     Fidelity(R) VIP III -
        Aggressive Growth
        Portfolio - Service
        Class 2
        2003 .................   0.95% to 2.15%      257,331     7.19 to 7.42      1,889,530        0.00%       11.07% to 11.78%
        2002 .................   0.95% to 1.95%      234,524     7.56 to 7.70      1,795,401        0.00%     -16.20% to -15.66%
        2001 .................   0.95% to 1.65%       71,247   10.45 to 10.51        747,679        0.02%         4.53% to 5.12%(a)

     Fidelity(R) VIP III -
        Balanced Portfolio -
        Initial Class
        2003 .................   1.30% to 1.50%    3,756,868   11.00 to 15.94     59,192,797        2.94%         9.19% to 9.29%
        2002 .................   1.30% to 1.50%    5,112,133   10.23 to 14.80     74,905,016        3.42%       -8.65% to -8.56%
        2001 .................   1.30% to 1.50%    6,063,253   11.34 to 16.36     98,218,280        3.74%       -1.89% to -1.79%
        2000 .................   1.30% to 1.50%    7,443,328   12.16 to 17.51    129,111,547        3.00%       -0.81% to -0.71%
        1999 .................   1.30% to 1.50%    9,393,379   12.39 to 17.81    166,017,570        2.32%         4.09% to 4.20%

     Fidelity(R) VIP III -
        Balanced Portfolio -
        Service Class
        2003 .................   0.95% to 1.50%    1,733,631    8.72 to 10.70     18,428,963        2.79%         9.01% to 9.43%
        2002 .................   0.95% to 1.50%    2,046,464     8.12 to 9.90     20,152,298        3.33%       -8.68% to -8.43%
        2001 .................   0.95% to 1.50%    2,205,858    9.01 to 10.93     23,965,124        3.56%       -1.89% to -1.62%
        2000 .................   0.95% to 1.50%    2,364,961    9.66 to 11.66     27,430,121        3.43%       -0.88% to -0.60%
        1999 .................   0.95% to 1.25%    1,562,815    9.86 to 11.83     18,482,130        2.40%        -1.37% to 4.33%(a)

     Fidelity(R) VIP III -
        Balanced Portfolio -
        Service Class 2
        2003 .................   0.95% to 1.95%    1,111,277     8.47 to 9.21      9,904,120        2.63%         8.74% to 9.38%
        2002 .................   0.95% to 1.95%    1,303,127     7.95 to 8.54     10,789,212        3.72%       -9.06% to -8.53%
        2001 .................   0.95% to 1.80%      908,747     8.91 to 9.44      8,341,906        2.85%       -2.29% to -1.76%
        2000 .................   0.95% to 1.90%       60,141   10.08 to 10.09        606,679        0.00%         0.76% to 0.92%(a)

     Fidelity(R) VIP III -
        Dynamic Capital
        Appreciation Fund -
        Service Class
        2003 .................   0.95% to 1.05%      105,506     6.10 to 6.36        669,963        0.00%       11.76% to 12.06%
        2002 .................   0.95% to 1.40%      157,005     5.59 to 5.79        908,033        0.00%       -6.46% to -6.19%
        2001 .................   0.95% to 1.40%      116,544     6.79 to 6.99        813,256        0.11%     -20.23% to -19.96%

     Fidelity(R) VIP III -
        Dynamic Capital
        Appreciation Fund -
        Service Class 2
        2003 .................   0.95% to 1.85%      531,153     5.96 to 6.33      3,273,947        0.00%       11.26% to 11.92%
        2002 .................   0.95% to 1.85%      525,085     5.51 to 5.78      2,970,326        0.00%       -6.92% to -6.35%
        2001 .................   0.95% to 1.85%      351,651     6.74 to 6.98      2,409,864        0.11%     -20.61% to -20.08%

     Fidelity(R) VIP III -
        Growth & Income
        Portfolio - Initial
        Class
        2003 .................   1.30% to 1.50%    2,336,339   11.17 to 13.43     30,991,079        1.25%       11.64% to 11.75%
        2002 .................   1.30% to 1.50%    3,044,695   10.42 to 12.50     37,553,085        1.48%     -14.49% to -14.40%
        2001 .................   1.30% to 1.50%    3,619,369   12.71 to 15.21     54,334,723        1.34%       -6.27% to -6.18%
        2000 .................   1.30% to 1.50%    4,080,902   13.86 to 16.55     66,811,203        1.15%       -2.96% to -2.86%
        1999 .................   1.30% to 1.50%    4,233,885   14.22 to 16.95     71,153,261        0.64%         7.10% to 7.21%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

                                  Contract                                                     Investment
                                  Expense                         Unit           Contract        Income           Total
                                   Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                               -------------   ----------   ---------------   --------------   ----------   -----------------
     Fidelity(R) VIP III -
        Growth & Income
        Portfolio - Service
        Class
        2003 ...............   0.95% to 1.50%   3,315,271     7.82 to 10.64     34,891,253        1.16%       11.36% to 11.82%
        2002 ...............   0.95% to 1.50%   4,111,454      7.30 to 9.88     40,144,780        1.39%     -14.55% to -14.32%
        2001 ...............   0.95% to 1.50%   4,759,806     8.91 to 11.99     56,356,297        1.27%       -6.36% to -6.10%
        2000 ...............   0.95% to 1.50%   5,110,490     9.73 to 13.02     65,745,565        1.30%       -3.03% to -2.76%
        1999 ...............   0.95% to 1.20%   2,955,835    10.00 to 13.30     39,277,751        0.58%        -0.02% to 7.29%(a)

     Fidelity(R) VIP III -
        Growth & Income
        Portfolio - Service
        Class 2
        2003 ...............   0.95% to 2.15%   2,319,203      7.47 to 8.15     18,466,761        0.99%       10.91% to 11.79%
        2002 ...............   0.95% to 2.00%   2,173,638      7.05 to 7.58     16,106,148        1.46%     -15.11% to -14.46%
        2001 ...............   0.95% to 1.75%   1,821,302      8.79 to 9.22     16,478,569        1.14%       -6.74% to -6.18%
        2000 ...............   0.95% to 1.90%     221,111    10.01 to 10.02      2,215,309        0.00%         0.08% to 0.23%(a)

     Fidelity(R) VIP III -
        Growth Opportunities
        Portfolio - Initial
        Class
        2003 ...............   1.30% to 1.50%   9,787,062     7.79 to 14.84    142,195,540        0.84%       12.14% to 12.25%
        2002 ...............   1.30% to 1.50%  13,468,378     7.77 to 14.78    195,312,483        1.15%     -13.88% to -13.79%
        2001 ...............   1.30% to 1.50%  17,612,042     9.69 to 18.40    318,469,359        0.38%       -9.45% to -9.36%
        2000 ...............   1.30% to 1.50%  23,264,360    12.53 to 23.73    543,358,218        1.22%       -4.37% to -4.27%
        1999 ...............   1.30% to 1.50%  31,029,058    13.48 to 25.49    780,765,374        1.04%         5.68% to 5.79%

     Fidelity(R) VIP III -
        Growth Opportunities
        Portfolio - Service
        Class
        2003 ...............   0.95% to 1.50%   4,943,422      5.85 to 7.44     36,413,098        0.66%       11.87% to 12.34%
        2002 ...............   0.95% to 1.50%   6,249,786      5.85 to 7.39     45,713,370        0.98%     -14.06% to -13.71%
        2001 ...............   0.95% to 1.50%   7,611,194      7.30 to 9.17     69,148,474        0.25%       -9.60% to -9.21%
        2000 ...............   0.95% to 1.70%   9,055,119     9.42 to 11.81    106,036,685        1.34%       -4.52% to -4.16%
        1999 ...............   0.95% to 1.30%   6,286,451    10.18 to 12.64     79,452,153        0.97%         1.77% to 5.93%(a)

     Fidelity(R) VIP III -
        Growth Opportunities
        Portfolio - Service
        Class 2
        2003 ...............   0.95% to 1.80%   1,202,256      5.66 to 6.24      7,266,536        0.51%       11.50% to 12.29%
        2002 ...............   0.95% to 1.80%   1,598,560      5.71 to 6.20      9,645,304        0.88%     -14.35% to -13.77%
        2001 ...............   0.95% to 1.95%   1,620,990      7.22 to 7.71     12,199,222        0.33%       -9.92% to -9.34%
        2000 ...............   0.95% to 1.70%     265,854      9.93 to 9.95      2,643,399        0.00%       -0.67% to -0.54%(a)

     Fidelity(R) VIP III -
        Mid Cap Portfolio -
        Initial Class
        2003 ...............   1.30% to 1.30%     153,493    17.73 to 17.73      2,721,674        0.46%         8.21% to 8.21%
        2002 ...............        1.30%         175,903        18.06           3,176,857        1.01%             -1.90%
        2001 ...............        1.30%         170,523        17.98           3,065,260        0.00%             -6.73%
        2000 ...............        1.30%         108,936        17.96           1,956,319        0.00%             22.98%
        1999 ...............        1.30%           3,835        11.27              43,216        0.00%             12.69%    (a)

     Fidelity(R) VIP III -
        Mid Cap Portfolio -
        Service Class
        2003 ...............   0.95% to 1.50%     968,590    16.17 to 17.93     17,295,523        0.33%         7.91% to 8.35%
        2002 ...............   0.95% to 1.60%   1,282,627    16.52 to 18.22     23,272,275        0.93%       -2.26% to -1.74%
        2001 ...............   0.95% to 1.60%   1,407,278    16.49 to 18.09     25,384,907        0.00%       -7.13% to -6.63%
        2000 ...............   0.95% to 1.75%   1,170,199    16.48 to 18.02     20,964,778        0.00%       22.58% to 23.08%
        1999 ...............   0.95% to 1.05%      44,393    11.27 to 11.28        500,604        0.00%       12.73% to 12.78%(a)

     Fidelity(R) VIP III -
        Mid Cap Portfolio -
        Service Class 2
        2003 ...............   0.95% to 2.15%   2,401,394     9.92 to 16.27     29,863,018        0.27%         7.42% to 8.26%
        2002 ...............   0.95% to 2.05%   2,165,763    10.24 to 16.65     28,160,731        0.92%       -2.51% to -1.79%
        2001 ...............   0.95% to 1.95%   1,602,096    10.30 to 16.62     21,105,366        0.00%       -7.26% to -6.73%
        2000 ...............   0.95% to 1.90%     184,012    10.39 to 10.41      1,914,958        0.00%         3.95% to 4.11%(a)

     Fidelity(R) VIP III -
        Value Strategies
        Portfolio - Service
        Class
        2003 ...............   0.95% to 1.25%      16,424      9.57 to 9.60        157,394        0.00%       20.76% to 20.95%
        2002 ...............        1.10%             195          9.33              1,819        0.00%            -6.74%     (a)(b)

     Fidelity(R) VIP III -
        Value Strategies
        Portfolio - Service
        Class 2
        2003 ...............   0.95% to 1.95%     271,115      8.90 to 9.06      2,445,910        0.00%       19.73% to 20.69%
        2002 ...............   0.95% to 1.40%      13,809      8.81 to 8.83        121,858        0.00%     -11.85% to -11.73%(a)(b)

     Franklin Templeton VIP
        - Franklin Rising
        Dividends Securities
        Fund - Class I
        2003 ...............   0.95% to 1.35%      69,090      9.43 to 9.52        656,839        1.39%         6.05% to 6.50%
        2002 ...............   1.10% to 1.35%         658      9.82 to 9.82          6,462        0.00%       -1.80% to -1.79%(a)(b)

                                  Contract                                                     Investment
                                  Expense                         Unit           Contract        Income           Total
                                   Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                               -------------   ----------   ---------------   --------------   ----------   -----------------
     Franklin Templeton VIP
        - Templeton Foreign
        Securities Fund -
        Class I
        2003 ...............   0.95% to 1.35%     13,475      7.67 to 8.33         112,110        2.77%         6.88% to 7.18%
        2002 ...............        1.10%            758          9.52               7,215        0.00%             -4.81%   (a)(b)

     Gartmore GVIT Dreyfus
        Mid Cap Index Fund -
        Class I
        2003 ...............   0.95% to 1.50%     17,319      8.91 to 9.26         158,439        0.23%       10.93% to 11.43%
        2002 ...............        1.10%            165          9.49               1,566        0.00%             -5.07%   (a)(b)

     Gartmore GVIT Dreyfus
        Mid Cap Index Fund -
        Class II
        2003 ...............   0.95% to 2.15%    325,753      8.65 to 8.81       2,858,553        0.14%       10.46% to 11.35%
        2002 ...............   0.95% to 2.00%     14,197      9.03 to 9.05         128,519        0.00%       -9.69% to -9.47%(a)(b)

     Gartmore GVIT Emerging
        Markets Fund -
        Class II
        2003 ...............   0.95% to 2.00%     79,790      9.17 to 9.32         740,076        0.27%       14.70% to 15.40%
        2002 ...............   0.95% to 1.40%     33,919      9.32 to 9.34         316,687        0.00%       -6.84% to -6.56%(a)(b)

     Gartmore GVIT
        Government Bond Fund
        - Class I
        2003 ...............   0.95% to 1.85%  3,239,545    11.02 to 11.72      36,647,333        2.29%         1.97% to 2.64%
        2002 ...............   0.95% to 1.70%    266,939    10.24 to 10.82       2,767,648        0.47%         2.14% to 2.59%(a)(b)

     Gartmore GVIT ID
        Aggressive Fund
        2003 ...............   0.95% to 1.80%    600,055      8.96 to 9.18       5,475,570        0.71%        9.70% to 10.35%
        2002 ...............   0.95% to 1.55%     32,152      9.42 to 9.53         305,586        0.77%       -5.06% to -4.69%(a)(b)

     Gartmore GVIT ID
        Conservative Fund
        2003 ...............   0.95% to 2.15%  2,407,729    10.12 to 10.30      24,691,090        1.32%         2.80% to 3.47%
        2002 ...............   0.95% to 1.85%     89,154      9.91 to 9.96         887,401        0.11%       -0.86% to -0.37%(a)(b)

     Gartmore GVIT ID
        Moderate Fund
        2003 ...............   0.95% to 2.10%  6,592,385      9.53 to 9.76      63,972,805        1.02%          6.62% to7.37%
        2002 ...............   0.95% to 1.85%    421,631      9.61 to 9.69       4,079,378        0.03%       -3.48% to -3.10%(a)(b)

     Gartmore GVIT ID
        Moderately
        Aggressive Fund
        2003 ...............   0.95% to 2.10%  2,506,233      9.20 to 9.44      23,517,621        0.81%         8.23% to 9.00%
        2002 ...............   0.95% to 1.85%    159,236      9.51 to 9.61       1,528,062        0.01%       -4.30% to -3.89%(a)(b)

     Gartmore GVIT ID
        Moderately
        Conservative Fund
        2003 ...............   0.95% to 2.15%  3,141,787     9.85 to 10.09      31,525,093        1.22%         4.58% to 5.38%
        2002 ...............   0.95% to 1.85%    291,266      9.77 to 9.84       2,862,333        0.15%       -2.11% to -1.62%(a)(b)

     Gartmore GVIT Money
        Market Fund -
        Class I
        2003 ...............   0.95% to 1.85%  2,032,420     9.88 to 10.16      20,430,491        0.35%       -0.68% to -0.10%
        2002 ...............   0.95% to 1.75%    531,787     9.98 to 10.21       5,352,862        0.58%        -0.23% to 0.12%(a)(b)

     Gartmore GVIT Small Cap
        Growth Fund -
        Class II
        2003 ...............   0.95% to 2.15%    278,370      8.08 to 8.27       2,291,513        0.00%       14.29% to 15.24%
        2002 ...............   0.95% to 2.00%     50,075      8.67 to 8.71         436,192        0.00%     -13.34% to -12.85%(a)(b)

     Gartmore GVIT Small Cap
        Value Fund - Class I
        2003 ...............   0.95% to 1.20%     11,931      8.10 to 9.10         107,075        0.00%       18.26% to 18.62%
        2002 ...............         1.10%            84          9.29                 780        0.00%           -7.13%     (a)(b)

     Gartmore GVIT Small Cap
        Value Fund - Class I
        2003 ...............   0.95% to 1.85%    240,122      8.31 to 8.46       2,021,280        0.00%       17.68% to 18.57%
        2002 ...............   0.95% to 1.40%     29,281      8.61 to 8.63         252,583        0.00%     -13.85% to -13.73%(a)(b)
     Gartmore GVIT Small
        Company Fund -
        Class I
        2003 ...............   0.95% to 1.35%     22,212      8.77 to 9.44         208,522        0.00%       14.19% to 14.64%
        2002 ...............         1.35%            82          9.57                 785        0.00%           -4.28%     (a)(b)

     Gartmore GVIT Small
        Company Fund -
        Class II
        2003 ...............   0.95% to 2.00%    282,924      9.52 to 9.67       2,723,042        0.00%       13.79% to 14.47%
        2002 ...............   0.95% to 1.60%     73,629      9.80 to 9.84         723,794        0.00%       -2.01% to -1.62%(a)(b)

     Janus AS - Risk-Managed
        Large Cap Core
        Portfolio -
        Service Shares
        2003 ...............   0.95% to 0.95%      6,649    10.60 to 10.60          70,502        0.00%         6.03% to 6.03%(a)(b)

     MFS(R) VIT - Investors
        Growth Series -
        Service Class
        2003 ...............   0.95% to 2.10%    338,129      8.25 to 8.44       2,837,037        0.00%       11.43% to 12.34%
        2002 ...............   0.95% to 2.00%     25,154      8.51 to 8.56         215,142        0.00%     -14.87% to -14.39%(a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

                                  Contract                                                     Investment
                                  Expense                       Unit            Contract         Income           Total
                                   Rate*         Units        Fair Value     Owners' Equity     Ratio**         Return***
                               -------------   ---------   ---------------   --------------   -----------   -----------------
     MFS(R) VIT - Mid Cap
        Growth Series -
        Service Class
        2003 ...............   0.95% to 2.10%    508,792      7.29 to 7.47      3,774,792        0.00%        16.31% to 17.30%
        2002 ...............   0.95% to 2.00%     45,831      7.21 to 7.25        331,865        0.00%      -27.89% to -27.48%(a)(b)

     MFS(R) VIT - New
        Discovery Series -
        Service Class
        2003 ...............   0.95% to 2.25%    386,238      7.91 to 8.11      3,117,728        0.00%        11.02% to 12.09%
        2002 ...............   0.95% to 2.00%     43,491      8.58 to 8.63        374,879        0.00%      -14.22% to -13.74%(a)(b)

     MFS(R) VIT - Value
        Series -
        Service Class
        2003 ...............   0.95% to 2.10%    403,408      9.02 to 9.19      3,687,257        0.18%          6.37% to 7.11%
        2002 ...............   0.95% to 1.70%     45,073      9.72 to 9.76        439,552        0.00%        -2.78% to -2.35%(a)(b)

     Oppenheimer Capital
        Appreciation
        Fund/VA -
        Service Class
        2003 ...............   0.95% to 2.25%  1,026,049      8.42 to 8.64      8,815,506        0.31%        10.61% to 11.65%
        2002 ...............   0.95% to 1.75%    162,402      8.56 to 8.60      1,394,560        0.06%      -14.43% to -14.03%(a)(b)

     Oppenheimer Global
        Securities
        Fund/VA -
        Initial Class
        2003 ...............   0.95% to 1.30%     24,474      7.93 to 8.81        214,243        0.45%        10.67% to 11.19%

     Oppenheimer Global
        Securities
        Fund/VA -
        Service Class
        2003 ...............   0.95% to 2.10%  1,215,272      8.59 to 8.78     10,612,057        0.80%        10.18% to 11.08%
        2002 ...............   0.95% to 2.00%    151,976      9.44 to 9.49      1,441,538        0.01%        -5.59% to -5.07%(a)(b)

     Oppenheimer High Income
        Fund/VA - Initial
        Class
        2003 ...............   0.95% to 1.35%     71,446    10.92 to 11.01        785,194        5.29%        13.81% to 14.20%
        2002 ...............   1.10% to 1.35%        377      9.57 to 9.57          3,607        0.00%        -4.35% to -4.33%(a)(b)

     Oppenheimer Main Street
        Growth & Income
        Fund/VA -
        Service Class
        2002 ...............   0.95% to 2.00%    143,392      9.37 to 9.42      1,349,653        0.04%        -6.31% to -5.78%(a)(b)

     Oppenheimer Main
        Street(R)
        Fund/VA -
        Service Class
        2003 ...............   0.95% to 2.15%    987,027      8.78 to 8.97      8,806,630        0.81%          8.76% to 9.63%

     Oppenheimer Main Street
        Small Cap Fund/VA -
        Initial Class
        2002 ...............        1.10%          1,829             10.01         18,309        0.00%               0.10%    (a)(b)

     Oppenheimer Main
        Street(R)
        Small Cap Fund/VA -
        Initial Class
        2003 ...............   0.95% to 1.20%     25,523      9.59 to 9.67        246,428        0.00%        15.12% to 15.56%

     Oppenheimer Strategic
        Bond Fund/VA -
        Service Class
        2003 ...............   0.95% to 1.85%    853,868    11.28 to 11.48      9,762,099        5.28%          8.42% to 9.10%
        2002 ...............   0.95% to 1.85%    136,610    10.00 to 10.05      1,372,669        0.84%          0.05% to 0.55%(a)(b)

     Putnam VT Discovery
        Growth Fund -
        IB Shares
        2003 ...............   0.95% to 1.50%     26,125      9.00 to 9.08        236,864        0.34%         9.95% to 10.43%

     Putnam VT Growth &
        Income Fund -
        IB Shares
        2003 ...............   0.95% to 1.30%      3,204    10.60 to 10.85         34,062        0.00%          8.40% to 8.54%(a)(b)

     Putnam VT International
        Equity Fund -
        IB Shares
        2003 ...............   0.95% to 1.35%     24,220      8.51 to 8.59        207,702        0.91%          5.17% to 5.62%

     Putnam VT International
        Growth - IB Shares
        2002 ...............         1.10%            24              9.57            230        0.00%               -4.28%   (a)(b)

     Putnam VT Small Cap
        Value - IB Shares
        2003 ...............   0.95% to 1.35%     24,415      9.05 to 9.08        221,499        0.39%        16.81% to 17.05%
        2002 ...............   0.95% to 1.10%      4,937      9.82 to 9.82         48,481        0.00%        -1.81% to -1.80%(a)(b)

     STI Classic Variable
        Trust Capital
        Appreciation Fund
        2003 ...............   1.45% to 1.45%      2,777    10.70 to 10.70         29,711        0.00%          5.69% to 5.69%

     STI Classic Variable
        Trust Mid-Cap Equity
        Fund
        2003 ...............   1.45% to 1.45%      1,343    11.21 to 11.21         15,053        0.00%          9.04% to 9.04%

     STI Classic Variable
        Trust Value Income
        Stock Fund
        2003 ...............   1.45% to 1.45%      1,724    11.47 to 11.47         19,781        0.00%          5.66% to 5.66%

     Van Kampen LIT -
        Comstock Portfolio -
        Class II
        2003 ...............   0.95% to 2.15%    970,123      8.88 to 9.08      8,762,435        0.77%        11.64% to 12.54%
        2002 ...............   0.95% to 2.00%    171,874      8.94 to 8.99      1,544,439        0.09%      -10.59% to -10.09%(a)(b)

                                  Contract                                                    Investment
                                  Expense                       Unit           Contract        Income             Total
                                   Rate*         Units        Fair Value    Owners' Equity     Ratio**          Return***
                               -------------   ---------   --------------   ---------------   ----------   ------------------
     Van Kampen LIT -
        Emerging Growth
        Portfolio - Class II
        2003 ...............   0.95% to 2.10%    519,837     7.72 to 7.90         4,079,452      0.00%        11.82% to 12.75%
        2002 ...............   0.95% to 2.00%     42,844     8.48 to 8.52           364,967      0.04%      -15.23% to -14.75%(a)(b)

     Van Kampen UIF - Core
        Plus Fixed Income
        Portfolio -
        Class II
        2003 ...............   1.30% to 1.35%        503   10.03 to 10.04             5,047      0.00%          0.33% to 0.39%(a)(b)

     Van Kampen UIF - U.S.
        Real Estate
        Portfolio -
        Class II
        2003 ...............   0.95% to 1.75%      4,831   10.69 to 11.31            52,983      0.00%          6.67% to 6.89%(a)(b)

     VISION Group of Funds -
        Large Cap Growth
        Fund II
        2003 ...............   0.95% to 1.35%    101,683     8.89 to 8.96           909,563      0.17%          7.54% to 7.96%
        2002 ...............   0.95% to 1.10%     12,938     9.32 to 9.32           120,626      0.00%        -6.77% to -6.76%(a)(b)

     VISION Group of Funds -
        Large Cap Value
        Fund II
        2003 ...............   0.95% to 1.35%    106,329     9.06 to 9.13           968,106      0.53%        14.22% to 14.68%
        2002 ...............   0.95% to 1.35%     12,001     9.44 to 9.44           113,331      0.00%        -5.59% to -5.56%(a)(b)

     VISION Group of Funds -
        Managed Allocation
        Fund - Moderate
        Growth II
        2003 ...............   0.95% to 1.55%  1,377,053     9.84 to 9.94        13,651,778      0.58%          6.69% to 7.19%
        2002 ...............   0.95% to 1.35%     44,640     9.89 to 9.89           441,497      0.00%        -1.11% to -1.06%(a)(b)
                                                                             --------------

2003 Reserves for annuity contracts in payout phase: .....................          344,898
                                                                             --------------
2003 Contract owners' equity .............................................   $1,590,732,625
                                                                             ==============

2002 Reserves for annuity contracts in payout phase: .....................          527,715
                                                                             --------------
2002 Contract owners' equity .............................................   $1,497,939,944
                                                                             ==============

2001 Reserves for annuity contracts in payout phase: .....................          452,593
                                                                             --------------
2001 Contract owners' equity .............................................   $1,877,930,525
                                                                             ==============

2000 Reserves for annuity contracts in payout phase: .....................          456,317
                                                                             --------------
2000 Contract owners' equity .............................................   $2,295,396,163
                                                                             ==============

1999 Reserves for annuity contracts in payout phase: .....................          211,433
                                                                             --------------
1999 Contract owners' equity .............................................   $2,119,954,388
                                                                             ==============

      * This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units. As described in note 2, contract owners may select the EV option. The actual maximum contract expense rate may be up to 0.45% higher than the maximum percentage disclosed due to the EV option.

     ** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

    *** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the six month period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a)&(b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated by these symbols.

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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